Document and Entity Information	12 Months Ended
Jan. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	JANUS INVESTMENT FUND
Central Index Key	0000277751
Amendment Flag	false
Document Creation Date	Jan 28, 2013
Document Effective Date	Jan 28, 2013
Prospectus Date	Jan 28, 2013

Janus Balanced Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Balanced Fund
INVESTMENT OBJECTIVE
Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Balanced Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Balanced Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%		0.55%	0.55%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.17%	0.16%	0.28%	0.14%	0.04%	[1]	0.28%	0.28%
Total Annual Fund Operating Expenses	0.97%	1.71%	1.08%	0.69%	0.59%		1.33%	0.83%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Balanced Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	668	866	1,080	1,696
Class C	Class C Shares	274	539	928	2,019
Class S	Class S Shares	110	343	595	1,317
Class I	Class I Shares	70	221	384	859
Class N	Class N Shares	60	189	329	738
Class R	Class R Shares	135	421	729	1,601
Class T	Class T Shares	85	265	460	1,025

If Shares are not redeemed:
Expense Example, No Redemption Janus Balanced Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	668	866	1,080	1,696
Class C	Class C Shares	174	539	928	2,019
Class S	Class S Shares	110	343	595	1,317
Class I	Class I Shares	70	221	384	859
Class N	Class N Shares	60	189	329	738
Class R	Class R Shares	135	421	729	1,601
Class T	Class T Shares	85	265	460	1,025

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. As of September 30, 2012, approximately 55.8% of the Fund’s assets were held in equity securities.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. With respect to corporate issuers, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers may also consider economic factors, such as the effect of interest rates on certain of the Fund’s fixed-income investments. The portfolio managers share day-to-day responsibility for the Fund’s investments.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price that the portfolio managers believe the security is currently worth.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Sovereign Debt Risk. The Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Third Quarter 2009 10.97% Worst Quarter: Third Quarter 2011 −11.05%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Balanced Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		12.97%	5.38%	7.74%	9.72%	Sep 1, 1992
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		11.79%	4.39%	6.88%	8.24%	Sep 1, 1992
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		9.28%	4.26%	6.45%	7.88%	Sep 1, 1992
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	6.35%	4.05%	7.05%	9.37%	Sep 1, 1992
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	10.91%	4.49%	6.91%	9.04%	Sep 1, 1992
Class S Return Before Taxes	Class S Shares	Return Before Taxes		12.68%	5.10%	7.47%	9.53%	Sep 1, 1992
Class I Return Before Taxes	Class I Shares	Return Before Taxes		13.09%	5.38%	7.74%	9.72%	Sep 1, 1992
Class N Return Before Taxes	Class N Shares	Return Before Taxes		12.97%	5.38%	7.74%	9.72%	Sep 1, 1992
Class R Return Before Taxes	Class R Shares	Return Before Taxes		12.40%	4.83%	7.21%	9.32%	Sep 1, 1992
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	8.37%	Sep 1, 1992
Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)		Barclays U.S. Aggregate Bond Index		4.21%	5.95%	5.18%	6.30%	Sep 1, 1992
Balanced Index (reflects no deduction for expenses, fees, or taxes)		Balanced Index		10.72%	3.96%	6.50%	7.76%	Sep 1, 1992
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays U.S. Aggregate Bond Index (45%).

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. As of September 30, 2012, approximately 55.8% of the Fund’s assets were held in equity securities.

		In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. With respect to corporate issuers, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers may also consider economic factors, such as the effect of interest rates on certain of the Fund’s fixed-income investments. The portfolio managers share day-to-day responsibility for the Fund’s investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price that the portfolio managers believe the security is currently worth.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Sovereign Debt Risk. The Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Third Quarter 2009 10.97% Worst Quarter: Third Quarter 2011 −11.05%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays U.S. Aggregate Bond Index (45%).

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	668
3 Years	rr_ExpenseExampleYear03	866
5 Years	rr_ExpenseExampleYear05	1,080
10 Years	rr_ExpenseExampleYear10	1,696
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	668
3 Years	rr_ExpenseExampleNoRedemptionYear03	866
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,080
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,696
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	110
3 Years	rr_ExpenseExampleNoRedemptionYear03	343
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	859
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	738
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	189
5 Years	rr_ExpenseExampleNoRedemptionYear05	329
10 Years	rr_ExpenseExampleNoRedemptionYear10	738
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	85
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
5 Years	rr_ExpenseExampleNoRedemptionYear05	460
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,025
2003	rr_AnnualReturn2003	13.74%
2004	rr_AnnualReturn2004	8.71%
2005	rr_AnnualReturn2005	7.75%
2006	rr_AnnualReturn2006	10.56%
2007	rr_AnnualReturn2007	10.15%
2008	rr_AnnualReturn2008	(15.22%)
2009	rr_AnnualReturn2009	24.28%
2010	rr_AnnualReturn2010	7.75%
2011	rr_AnnualReturn2011	1.31%
2012	rr_AnnualReturn2012	12.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.05%)
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	10.91%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.68%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Since Inception	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.09%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.97%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.40%
5 Years	rr_AverageAnnualReturnYear05	4.83%
10 Years	rr_AverageAnnualReturnYear10	7.21%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.97%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.79%
5 Years	rr_AverageAnnualReturnYear05	4.39%
10 Years	rr_AverageAnnualReturnYear10	6.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class A, C, S, I, N, R, T Shares | Balanced Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Balanced Index
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Contrarian Fund
INVESTMENT OBJECTIVE
Janus Contrarian Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Contrarian Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Contrarian Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees (may adjust up or down)	0.43%	0.43%	0.43%	0.43%	0.43%		0.43%	0.43%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.23%	0.30%	0.32%	0.19%	0.07%	[1]	0.31%	0.33%
Total Annual Fund Operating Expenses	0.91%	1.73%	1.00%	0.62%	0.50%		1.24%	0.76%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Contrarian Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	663	848	1,050	1,630
Class C	Class C Shares	276	545	939	2,041
Class S	Class S Shares	102	318	552	1,225
Class I	Class I Shares	63	199	346	774
Class N	Class N Shares	51	160	280	628
Class R	Class R Shares	126	393	681	1,500
Class T	Class T Shares	78	243	422	942

If Shares are not redeemed:
Expense Example, No Redemption Janus Contrarian Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	663	848	1,050	1,630
Class C	Class C Shares	176	545	939	2,041
Class S	Class S Shares	102	318	552	1,225
Class I	Class I Shares	63	199	346	774
Class N	Class N Shares	51	160	280	628
Class R	Class R Shares	126	393	681	1,500
Class T	Class T Shares	78	243	422	942

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Special Situations Risk. The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 30.97% Worst Quarter: Fourth Quarter 2008 −27.53%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Contrarian Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		23.83%	(3.81%)	10.49%	5.41%	Feb 29, 2000
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		23.66%	(3.97%)	10.09%	5.03%	Feb 29, 2000
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.70%	(3.24%)	9.36%	4.69%	Feb 29, 2000
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	16.51%	(5.08%)	9.69%	4.79%	Feb 29, 2000
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	21.39%	(4.72%)	9.50%	4.47%	Feb 29, 2000
Class S Return Before Taxes	Class S Shares	Return Before Taxes		23.49%	(4.11%)	10.13%	5.07%	Feb 29, 2000
Class I Return Before Taxes	Class I Shares	Return Before Taxes		24.02%	(3.81%)	10.49%	5.41%	Feb 29, 2000
Class N Return Before Taxes	Class N Shares	Return Before Taxes		23.83%	(3.81%)	10.49%	5.41%	Feb 29, 2000
Class R Return Before Taxes	Class R Shares	Return Before Taxes		23.21%	(4.36%)	9.86%	4.81%	Feb 29, 2000
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	2.24%	Feb 29, 2000
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	(1.16%)	8.11%	2.27%	Feb 29, 2000
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Contrarian Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Contrarian Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Special Situations Risk. The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 30.97% Worst Quarter: Fourth Quarter 2008 −27.53%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.43%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	848
5 Years	rr_ExpenseExampleYear05	1,050
10 Years	rr_ExpenseExampleYear10	1,630
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	663
3 Years	rr_ExpenseExampleNoRedemptionYear03	848
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,050
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,630
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.43%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	276
3 Years	rr_ExpenseExampleYear03	545
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,041
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	545
5 Years	rr_ExpenseExampleNoRedemptionYear05	939
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,041
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.43%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	318
5 Years	rr_ExpenseExampleNoRedemptionYear05	552
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,225
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.43%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	199
5 Years	rr_ExpenseExampleNoRedemptionYear05	346
10 Years	rr_ExpenseExampleNoRedemptionYear10	774
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.43%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	280
10 Years	rr_ExpenseExampleNoRedemptionYear10	628
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.43%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	393
5 Years	rr_ExpenseExampleNoRedemptionYear05	681
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,500
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.43%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
2003	rr_AnnualReturn2003	53.26%
2004	rr_AnnualReturn2004	22.61%
2005	rr_AnnualReturn2005	16.02%
2006	rr_AnnualReturn2006	24.58%
2007	rr_AnnualReturn2007	21.22%
2008	rr_AnnualReturn2008	(48.11%)
2009	rr_AnnualReturn2009	37.02%
2010	rr_AnnualReturn2010	11.16%
2011	rr_AnnualReturn2011	(15.86%)
2012	rr_AnnualReturn2012	23.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.53%)
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	16.51%
5 Years	rr_AverageAnnualReturnYear05	(5.08%)
10 Years	rr_AverageAnnualReturnYear10	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	21.39%
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	9.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.49%
5 Years	rr_AverageAnnualReturnYear05	(4.11%)
10 Years	rr_AverageAnnualReturnYear10	10.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.02%
5 Years	rr_AverageAnnualReturnYear05	(3.81%)
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.83%
5 Years	rr_AverageAnnualReturnYear05	(3.81%)
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.21%
5 Years	rr_AverageAnnualReturnYear05	(4.36%)
10 Years	rr_AverageAnnualReturnYear10	9.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.83%
5 Years	rr_AverageAnnualReturnYear05	(3.81%)
10 Years	rr_AverageAnnualReturnYear10	10.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.66%
5 Years	rr_AverageAnnualReturnYear05	(3.97%)
10 Years	rr_AverageAnnualReturnYear10	10.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	15.70%
5 Years	rr_AverageAnnualReturnYear05	(3.24%)
10 Years	rr_AverageAnnualReturnYear10	9.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Enterprise Fund
INVESTMENT OBJECTIVE
Janus Enterprise Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Enterprise Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Enterprise Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%		0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.31%	0.32%	0.32%	0.11%	0.07%	[1]	0.31%	0.32%
Total Annual Fund Operating Expenses	1.20%	1.96%	1.21%	0.75%	0.71%		1.45%	0.96%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Enterprise Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	690	934	1,197	1,946
Class C	Class C Shares	299	615	1,057	2,285
Class S	Class S Shares	123	384	665	1,466
Class I	Class I Shares	77	240	417	930
Class N	Class N Shares	73	227	395	883
Class R	Class R Shares	148	459	792	1,735
Class T	Class T Shares	98	306	531	1,178

If Shares are not redeemed:
Expense Example, No Redemption Janus Enterprise Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	690	934	1,197	1,946
Class C	Class C Shares	199	615	1,057	2,285
Class S	Class S Shares	123	384	665	1,466
Class I	Class I Shares	77	240	417	930
Class N	Class N Shares	73	227	395	883
Class R	Class R Shares	148	459	792	1,735
Class T	Class T Shares	98	306	531	1,178

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2012, they ranged from approximately $778 million to $22.0 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on July 12, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to July 12, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to July 12, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 21.55% Worst Quarter: Fourth Quarter 2008 −28.79%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Enterprise Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		17.61%	3.37%	11.51%	9.88%	Sep 1, 1992
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		17.02%	3.27%	11.45%	9.26%	Sep 1, 1992
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		12.23%	2.89%	10.35%	8.68%	Sep 1, 1992
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	10.60%	2.01%	10.76%	9.49%	Sep 1, 1992
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	15.32%	2.37%	10.60%	9.02%	Sep 1, 1992
Class S Return Before Taxes	Class S Shares	Return Before Taxes		17.33%	3.09%	11.25%	9.66%	Sep 1, 1992
Class I Return Before Taxes	Class I Shares	Return Before Taxes		17.83%	3.37%	11.51%	9.88%	Sep 1, 1992
Class N Return Before Taxes	Class N Shares	Return Before Taxes		17.61%	3.37%	11.51%	9.88%	Sep 1, 1992
Class R Return Before Taxes	Class R Shares	Return Before Taxes		17.04%	2.81%	10.99%	9.41%	Sep 1, 1992
Russell Midcap�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell Midcap® Growth Index		15.81%	3.23%	10.32%	9.06%	Sep 1, 1992
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Enterprise Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Enterprise Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2012, they ranged from approximately $778 million to $22.0 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

		The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on July 12, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to July 12, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to July 12, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 21.55% Worst Quarter: Fourth Quarter 2008 −28.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,197
10 Years	rr_ExpenseExampleYear10	1,946
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	690
3 Years	rr_ExpenseExampleNoRedemptionYear03	934
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	299
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	123
3 Years	rr_ExpenseExampleNoRedemptionYear03	384
5 Years	rr_ExpenseExampleNoRedemptionYear05	665
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,466
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	930
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	227
5 Years	rr_ExpenseExampleNoRedemptionYear05	395
10 Years	rr_ExpenseExampleNoRedemptionYear10	883
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	459
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
2003	rr_AnnualReturn2003	35.82%
2004	rr_AnnualReturn2004	20.69%
2005	rr_AnnualReturn2005	11.40%
2006	rr_AnnualReturn2006	13.22%
2007	rr_AnnualReturn2007	21.81%
2008	rr_AnnualReturn2008	(43.13%)
2009	rr_AnnualReturn2009	42.90%
2010	rr_AnnualReturn2010	25.82%
2011	rr_AnnualReturn2011	(1.86%)
2012	rr_AnnualReturn2012	17.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.79%)
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	10.60%
5 Years	rr_AverageAnnualReturnYear05	2.01%
10 Years	rr_AverageAnnualReturnYear10	10.76%
Since Inception	rr_AverageAnnualReturnSinceInception	9.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	15.32%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	10.60%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	3.09%
10 Years	rr_AverageAnnualReturnYear10	11.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.83%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	11.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.61%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	11.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.04%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	10.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.61%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	11.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Years	rr_AverageAnnualReturnYear05	3.27%
10 Years	rr_AverageAnnualReturnYear10	11.45%
Since Inception	rr_AverageAnnualReturnSinceInception	9.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.23%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	10.35%
Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares | Russell Midcap�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

Janus Forty Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Forty Fund
INVESTMENT OBJECTIVE
Janus Forty Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Forty Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Forty Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees (may adjust up or down)	0.48%	0.48%	0.48%	0.48%	0.48%		0.48%	0.48%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.27%	0.23%	0.31%	0.11%	0.03%	[1]	0.29%	0.29%
Total Annual Fund Operating Expenses	1.00%	1.71%	1.04%	0.59%	0.51%		1.27%	0.77%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Forty Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	671	875	1,096	1,729
Class C	Class C Shares	274	539	928	2,019
Class S	Class S Shares	106	331	574	1,271
Class I	Class I Shares	60	189	329	738
Class N	Class N Shares	52	164	285	640
Class R	Class R Shares	129	403	697	1,534
Class T	Class T Shares	79	246	428	954

If Shares are not redeemed:
Expense Example, No Redemption Janus Forty Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	671	875	1,096	1,729
Class C	Class C Shares	174	539	928	2,019
Class S	Class S Shares	106	331	574	1,271
Class I	Class I Shares	60	189	329	738
Class N	Class N Shares	52	164	285	640
Class R	Class R Shares	129	403	697	1,534
Class T	Class T Shares	79	246	428	954

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares, Class A Shares, Class C Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Forty Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class S Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class S Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class A Shares reflects the performance of the JAD predecessor fund’s Class A Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class A Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2004, the performance shown for Class A Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class A Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class C Shares reflects the performance of the JAD predecessor fund’s Class C Shares from September 30, 2002 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class C Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2002, the performance shown for Class C Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class C Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2002 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares reflects the performance of the JAD predecessor fund’s Class I Shares from November 28, 2005 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class I Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to November 28, 2005, the performance shown for Class I Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class I Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to November 28, 2005 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class S Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers. For the period from August 1, 2000 to July 6, 2009, the performance shown for Class N Shares reflects the performance of Class S Shares (formerly named Class I Shares) of the JAD predecessor fund (prior to the reorganization of those Class S Shares into the Fund), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class N Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class R Shares reflects the performance of the JAD predecessor fund’s Class R Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2004, the performance shown for Class R Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class R Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class T Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class T Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class T Shares of the Fund had been available during each period prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares, Class A Shares, Class C Shares, Class I Shares, Class N Shares, Class R Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class S Shares (calendar year-end)

Best Quarter: Second Quarter 2009 20.90% Worst Quarter: Fourth Quarter 2008 −25.11%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Forty Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception of Predecessor Fund	Inception Date
Class S Return Before Taxes	Class S Shares	Return Before Taxes		23.65%	(0.56%)	8.82%	9.64%	May 1, 1997
Class S Return After Taxes on Distributions	Class S Shares	Return After Taxes on Distributions		23.60%	(0.73%)	8.67%	9.51%	May 1, 1997
Class S Return After Taxes on Distributions and Sale of Fund Shares	Class S Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.43%	(0.53%)	7.80%	8.73%	May 1, 1997
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	16.68%	(1.54%)	8.37%	9.35%	May 1, 1997
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	21.63%	(1.13%)	8.23%	9.09%	May 1, 1997
Class I Return Before Taxes	Class I Shares	Return Before Taxes		24.15%	(0.11%)	8.82%	9.64%	May 1, 1997
Class N Return Before Taxes	Class N Shares	Return Before Taxes		23.65%	(0.56%)	8.82%	9.64%	May 1, 1997
Class R Return Before Taxes	Class R Shares	Return Before Taxes		23.33%	(0.81%)	8.55%	9.40%	May 1, 1997
Class T Return Before Taxes	Class T Shares	Return Before Taxes		23.96%	(0.56%)	8.82%	9.64%	May 1, 1997
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index		15.26%	3.12%	7.52%	4.75%	May 1, 1997
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	5.67%	May 1, 1997
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for periods following July 6, 2009; for the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) for the periods August 1, 2000 to July 6, 2009; and actual distributions for other classes of shares for periods prior to August 1, 2000. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class S Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class S Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Forty Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Forty Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Forty Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

		The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class S Shares, Class A Shares, Class C Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Forty Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class S Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class S Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class A Shares reflects the performance of the JAD predecessor fund’s Class A Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class A Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2004, the performance shown for Class A Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class A Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class C Shares reflects the performance of the JAD predecessor fund’s Class C Shares from September 30, 2002 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class C Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2002, the performance shown for Class C Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class C Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2002 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares reflects the performance of the JAD predecessor fund’s Class I Shares from November 28, 2005 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class I Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to November 28, 2005, the performance shown for Class I Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class I Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to November 28, 2005 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class S Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers. For the period from August 1, 2000 to July 6, 2009, the performance shown for Class N Shares reflects the performance of Class S Shares (formerly named Class I Shares) of the JAD predecessor fund (prior to the reorganization of those Class S Shares into the Fund), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class N Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class R Shares reflects the performance of the JAD predecessor fund’s Class R Shares from September 30, 2004 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods August 1, 2000 to September 30, 2004, the performance shown for Class R Shares reflects the historical performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares). For the periods prior to August 1, 2000, the performance shown for Class R Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to September 30, 2004 was calculated using the fees and expenses of Class R Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class T Shares reflects the performance of the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) from August 1, 2000 to July 6, 2009 (prior to the reorganization), calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. For the periods prior to August 1, 2000, the performance shown for Class T Shares reflects the historical performance of the Retirement Shares of Janus Aspen Series – Forty Portfolio (as a result of a separate prior reorganization of those Retirement Shares into the JAD predecessor fund). The performance shown for certain periods prior to August 1, 2000 was calculated using the fees and expenses of Class S Shares of the JAD predecessor fund, without the effect of any fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class I Shares, Class R Shares, and Class T Shares of the Fund had been available during each period prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class S Shares, Class A Shares, Class C Shares, Class I Shares, Class N Shares, Class R Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class S Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 20.90% Worst Quarter: Fourth Quarter 2008 −25.11%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class S Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class S Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class S Shares for periods following July 6, 2009; for the JAD predecessor fund’s Class S Shares (formerly named Class I Shares) for the periods August 1, 2000 to July 6, 2009; and actual distributions for other classes of shares for periods prior to August 1, 2000. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class S Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class S Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.48%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	671
3 Years	rr_ExpenseExampleYear03	875
5 Years	rr_ExpenseExampleYear05	1,096
10 Years	rr_ExpenseExampleYear10	1,729
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	671
3 Years	rr_ExpenseExampleNoRedemptionYear03	875
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,096
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,729
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.48%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	539
5 Years	rr_ExpenseExampleYear05	928
10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	539
5 Years	rr_ExpenseExampleNoRedemptionYear05	928
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.48%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	574
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,271
2003	rr_AnnualReturn2003	18.92%
2004	rr_AnnualReturn2004	17.64%
2005	rr_AnnualReturn2005	14.60%
2006	rr_AnnualReturn2006	10.18%
2007	rr_AnnualReturn2007	35.57%
2008	rr_AnnualReturn2008	(44.02%)
2009	rr_AnnualReturn2009	43.53%
2010	rr_AnnualReturn2010	5.62%
2011	rr_AnnualReturn2011	(7.32%)
2012	rr_AnnualReturn2012	23.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.11%)
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.48%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	738
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	60
3 Years	rr_ExpenseExampleNoRedemptionYear03	189
5 Years	rr_ExpenseExampleNoRedemptionYear05	329
10 Years	rr_ExpenseExampleNoRedemptionYear10	738
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.48%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	164
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	640
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	52
3 Years	rr_ExpenseExampleNoRedemptionYear03	164
5 Years	rr_ExpenseExampleNoRedemptionYear05	285
10 Years	rr_ExpenseExampleNoRedemptionYear10	640
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.48%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.48%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	954
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	16.68%
5 Years	rr_AverageAnnualReturnYear05	(1.54%)
10 Years	rr_AverageAnnualReturnYear10	8.37%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	21.63%
5 Years	rr_AverageAnnualReturnYear05	(1.13%)
10 Years	rr_AverageAnnualReturnYear10	8.23%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.65%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	8.82%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.15%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	8.82%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.65%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	8.82%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.33%
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
10 Years	rr_AverageAnnualReturnYear10	8.55%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.96%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	8.82%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.60%
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
10 Years	rr_AverageAnnualReturnYear10	8.67%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	9.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	15.43%
5 Years	rr_AverageAnnualReturnYear05	(0.53%)
10 Years	rr_AverageAnnualReturnYear10	7.80%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	8.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Forty Fund | Class A, C, S, I, N, R, T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Fund
INVESTMENT OBJECTIVE
Janus Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees (may adjust up or down)	0.49%	0.49%	0.49%	0.49%	0.49%		0.49%	0.49%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.25%	0.19%	0.31%	0.14%	0.05%	[1]	0.30%	0.30%
Total Annual Fund Operating Expenses	0.99%	1.68%	1.05%	0.63%	0.54%		1.29%	0.79%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	670	872	1,091	1,718
Class C	Class C Shares	271	530	913	1,987
Class S	Class S Shares	107	334	579	1,283
Class I	Class I Shares	64	202	351	786
Class N	Class N Shares	55	173	302	677
Class R	Class R Shares	131	409	708	1,556
Class T	Class T Shares	81	252	439	978

If Shares are not redeemed:
Expense Example, No Redemption Janus Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	670	872	1,091	1,718
Class C	Class C Shares	171	530	913	1,987
Class S	Class S Shares	107	334	579	1,283
Class I	Class I Shares	64	202	351	786
Class N	Class N Shares	55	173	302	677
Class R	Class R Shares	131	409	708	1,556
Class T	Class T Shares	81	252	439	978

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2012, the Fund’s weighted average market capitalization was $102.8 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: First Quarter 2012 16.26% Worst Quarter: Fourth Quarter 2008 −21.93%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		17.74%	0.36%	6.40%	12.12%	Feb 5, 1970
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		17.64%	0.28%	6.34%	9.63%	Feb 5, 1970
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.67%	0.29%	5.63%	9.45%	Feb 5, 1970
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	10.82%	(0.88%)	5.73%	11.93%	Feb 5, 1970
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	15.51%	(0.59%)	5.77%	11.46%	Feb 5, 1970
Class S Return Before Taxes	Class S Shares	Return Before Taxes		17.40%	0.07%	6.16%	11.92%	Feb 5, 1970
Class I Return Before Taxes	Class I Shares	Return Before Taxes		17.87%	0.36%	6.40%	12.12%	Feb 5, 1970
Class N Return Before Taxes	Class N Shares	Return Before Taxes		17.74%	0.36%	6.40%	12.12%	Feb 5, 1970
Class R Return Before Taxes	Class R Shares	Return Before Taxes		17.17%	(0.22%)	5.97%	11.73%	Feb 5, 1970
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index		15.26%	3.12%	7.52%		Feb 5, 1970
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	10.13%	Feb 5, 1970
Core Growth Index (reflects no deduction for expenses, fees, or taxes)		Core Growth Index		15.64%	2.41%	7.33%		Feb 5, 1970
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2012, the Fund’s weighted average market capitalization was $102.8 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 16.26% Worst Quarter: Fourth Quarter 2008 −21.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.49%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	872
5 Years	rr_ExpenseExampleYear05	1,091
10 Years	rr_ExpenseExampleYear10	1,718
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	670
3 Years	rr_ExpenseExampleNoRedemptionYear03	872
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,091
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,718
Janus Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.49%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	271
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	913
10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	530
5 Years	rr_ExpenseExampleNoRedemptionYear05	913
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,987
Janus Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.49%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	334
5 Years	rr_ExpenseExampleNoRedemptionYear05	579
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,283
Janus Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.49%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Janus Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.49%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	55
3 Years	rr_ExpenseExampleNoRedemptionYear03	173
5 Years	rr_ExpenseExampleNoRedemptionYear05	302
10 Years	rr_ExpenseExampleNoRedemptionYear10	677
Janus Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.49%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
Janus Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.49%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	978
2003	rr_AnnualReturn2003	31.71%
2004	rr_AnnualReturn2004	4.69%
2005	rr_AnnualReturn2005	3.98%
2006	rr_AnnualReturn2006	10.59%
2007	rr_AnnualReturn2007	15.22%
2008	rr_AnnualReturn2008	(39.84%)
2009	rr_AnnualReturn2009	37.30%
2010	rr_AnnualReturn2010	11.21%
2011	rr_AnnualReturn2011	(5.88%)
2012	rr_AnnualReturn2012	17.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
Janus Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	10.82%
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
10 Years	rr_AverageAnnualReturnYear10	5.73%
Since Inception	rr_AverageAnnualReturnSinceInception	11.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	(0.59%)
10 Years	rr_AverageAnnualReturnYear10	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.40%
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.87%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.74%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.17%
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
10 Years	rr_AverageAnnualReturnYear10	5.97%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.74%
5 Years	rr_AverageAnnualReturnYear05	0.36%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.64%
5 Years	rr_AverageAnnualReturnYear05	0.28%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	11.67%
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class A, C, S, I, N, R, T Shares | Core Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Core Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Growth and Income Fund
INVESTMENT OBJECTIVE
Janus Growth and Income Fund seeks long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Growth and Income Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Growth and Income Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%		0.60%	0.60%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.16%	0.25%	0.31%	0.16%	0.06%	[1]	0.30%	0.31%
Total Annual Fund Operating Expenses	1.01%	1.85%	1.16%	0.76%	0.66%		1.40%	0.91%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Growth and Income Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	672	878	1,101	1,740
Class C	Class C Shares	288	582	1,001	2,169
Class S	Class S Shares	118	368	638	1,409
Class I	Class I Shares	78	243	422	942
Class N	Class N Shares	67	211	368	822
Class R	Class R Shares	143	443	766	1,680
Class T	Class T Shares	93	290	504	1,120

If Shares are not redeemed:
Expense Example, No Redemption Janus Growth and Income Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	672	878	1,101	1,740
Class C	Class C Shares	188	582	1,001	2,169
Class S	Class S Shares	118	368	638	1,409
Class I	Class I Shares	78	243	422	942
Class N	Class N Shares	67	211	368	822
Class R	Class R Shares	143	443	766	1,680
Class T	Class T Shares	93	290	504	1,120

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:
  domestic and foreign common stocks
  preferred stocks
  securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures other securities with equity characteristics
Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund invests to a lesser extent in fixed-income securities, such as corporate bonds. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price that the portfolio manager believes the security is currently worth.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 18.72% Worst Quarter: Fourth Quarter 2008 −21.67%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Growth and Income Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		16.65%	(0.11%)	6.22%	9.79%	May 15, 1991
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		16.36%	(0.29%)	5.81%	8.76%	May 15, 1991
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.20%	(0.12%)	5.38%	8.39%	May 15, 1991
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	9.85%	(1.37%)	5.51%	9.43%	May 15, 1991
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	14.57%	(1.01%)	5.35%	9.00%	May 15, 1991
Class S Return Before Taxes	Class S Shares	Return Before Taxes		16.42%	(0.39%)	5.93%	9.56%	May 15, 1991
Class I Return Before Taxes	Class I Shares	Return Before Taxes		16.87%	(0.11%)	6.22%	9.79%	May 15, 1991
Class N Return Before Taxes	Class N Shares	Return Before Taxes		16.65%	(0.11%)	6.22%	9.79%	May 15, 1991
Class R Return Before Taxes	Class R Shares	Return Before Taxes		16.09%	(0.67%)	5.67%	9.32%	May 15, 1991
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	8.66%	May 15, 1991
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index		15.26%	3.12%	7.52%	7.77%	May 15, 1991
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Growth and Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Growth and Income Fund seeks long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:
  domestic and foreign common stocks
  preferred stocks
  securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures other securities with equity characteristics
Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund invests to a lesser extent in fixed-income securities, such as corporate bonds. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price that the portfolio manager believes the security is currently worth.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 18.72% Worst Quarter: Fourth Quarter 2008 −21.67%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	672
3 Years	rr_ExpenseExampleYear03	878
5 Years	rr_ExpenseExampleYear05	1,101
10 Years	rr_ExpenseExampleYear10	1,740
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	672
3 Years	rr_ExpenseExampleNoRedemptionYear03	878
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,740
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,001
10 Years	rr_ExpenseExampleYear10	2,169
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	368
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	822
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	67
3 Years	rr_ExpenseExampleNoRedemptionYear03	211
5 Years	rr_ExpenseExampleNoRedemptionYear05	368
10 Years	rr_ExpenseExampleNoRedemptionYear10	822
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,680
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	504
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
2003	rr_AnnualReturn2003	24.65%
2004	rr_AnnualReturn2004	11.89%
2005	rr_AnnualReturn2005	12.48%
2006	rr_AnnualReturn2006	7.82%
2007	rr_AnnualReturn2007	8.69%
2008	rr_AnnualReturn2008	(42.48%)
2009	rr_AnnualReturn2009	38.64%
2010	rr_AnnualReturn2010	8.63%
2011	rr_AnnualReturn2011	(1.58%)
2012	rr_AnnualReturn2012	16.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.67%)
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	(1.37%)
10 Years	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	(1.01%)
10 Years	rr_AverageAnnualReturnYear10	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.87%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.65%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.09%
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
10 Years	rr_AverageAnnualReturnYear10	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.65%
5 Years	rr_AverageAnnualReturnYear05	(0.11%)
10 Years	rr_AverageAnnualReturnYear10	6.22%
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.36%
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	11.20%
5 Years	rr_AverageAnnualReturnYear05	(0.12%)
10 Years	rr_AverageAnnualReturnYear10	5.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Research Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY Janus Research Fund
INVESTMENT OBJECTIVE
Janus Research Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Research Fund Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Research Fund Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N		Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class T
Management Fees (may adjust up or down)	0.64%	0.64%	0.64%	0.64%	0.64%		0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		none
Other Expenses	0.20%	0.19%	0.31%	0.14%	0.05%	[1]	0.32%
Total Annual Fund Operating Expenses	1.09%	1.83%	1.20%	0.78%	0.69%		0.96%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Research Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	680	902	1,141	1,827
Class C	Class C Shares	286	576	990	2,148
Class S	Class S Shares	122	381	660	1,455
Class I	Class I Shares	80	249	433	966
Class N	Class N Shares	70	221	384	859
Class T	Class T Shares	98	306	531	1,178

If Shares are not redeemed:
Expense Example, No Redemption Janus Research Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	680	902	1,141	1,827
Class C	Class C Shares	186	576	990	2,148
Class S	Class S Shares	122	381	660	1,455
Class I	Class I Shares	80	249	433	966
Class N	Class N Shares	70	221	384	859
Class T	Class T Shares	98	306	531	1,178

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team emphasizes investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.23% Worst Quarter: Fourth Quarter 2008 −25.30%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Research Fund Class A, C, S, I, N, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		16.63%	1.52%	8.60%	10.10%	May 3, 1993
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		16.52%	1.44%	8.54%	8.89%	May 3, 1993
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		10.97%	1.29%	7.63%	8.44%	May 3, 1993
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	9.73%	0.18%	7.76%	9.55%	May 3, 1993
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	14.39%	0.57%	7.69%	9.12%	May 3, 1993
Class S Return Before Taxes	Class S Shares	Return Before Taxes		16.34%	1.18%	8.24%	9.73%	May 3, 1993
Class I Return Before Taxes	Class I Shares	Return Before Taxes		16.78%	1.52%	8.60%	10.10%	May 3, 1993
Class N Return Before Taxes	Class N Shares	Return Before Taxes		16.63%	1.52%	8.60%	10.10%	May 3, 1993
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000 ® Growth Index		15.26%	3.12%	7.52%	7.46%	May 3, 1993
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	8.23%	May 3, 1993
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Research Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Research Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Research Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team emphasizes investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

		Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 22.23% Worst Quarter: Fourth Quarter 2008 −25.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Research Fund | Class A, C, S, I, N, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	902
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	680
3 Years	rr_ExpenseExampleNoRedemptionYear03	902
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Janus Research Fund | Class A, C, S, I, N, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	286
3 Years	rr_ExpenseExampleYear03	576
5 Years	rr_ExpenseExampleYear05	990
10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	576
5 Years	rr_ExpenseExampleNoRedemptionYear05	990
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,148
Janus Research Fund | Class A, C, S, I, N, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
Janus Research Fund | Class A, C, S, I, N, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	249
5 Years	rr_ExpenseExampleNoRedemptionYear05	433
10 Years	rr_ExpenseExampleNoRedemptionYear10	966
Janus Research Fund | Class A, C, S, I, N, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	859
Janus Research Fund | Class A, C, S, I, N, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
2003	rr_AnnualReturn2003	32.11%
2004	rr_AnnualReturn2004	10.77%
2005	rr_AnnualReturn2005	6.82%
2006	rr_AnnualReturn2006	8.65%
2007	rr_AnnualReturn2007	24.52%
2008	rr_AnnualReturn2008	(44.36%)
2009	rr_AnnualReturn2009	43.01%
2010	rr_AnnualReturn2010	20.97%
2011	rr_AnnualReturn2011	(3.93%)
2012	rr_AnnualReturn2012	16.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.30%)
Janus Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	9.73%
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	14.39%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.34%
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	8.24%
Since Inception	rr_AverageAnnualReturnSinceInception	9.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.78%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.63%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.63%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	8.54%
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.97%
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class A, C, S, I, N, T Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 ® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class A, C, S, I, N, T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

Janus Triton Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Triton Fund
INVESTMENT OBJECTIVE
Janus Triton Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Triton Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Triton Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%		0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.24%	0.29%	0.31%	0.15%	0.06%	[1]	0.31%	0.31%
Total Annual Fund Operating Expenses	1.13%	1.93%	1.20%	0.79%	0.70%		1.45%	0.95%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Triton Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	684	913	1,161	1,871
Class C	Class C Shares	296	606	1,042	2,254
Class S	Class S Shares	122	381	660	1,455
Class I	Class I Shares	81	252	439	978
Class N	Class N Shares	72	224	390	871
Class R	Class R Shares	148	459	792	1,735
Class T	Class T Shares	97	303	525	1,166

If Shares are not redeemed:
Expense Example, No Redemption Janus Triton Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	684	913	1,161	1,871
Class C	Class C Shares	196	606	1,042	2,254
Class S	Class S Shares	122	381	660	1,455
Class I	Class I Shares	81	252	439	978
Class N	Class N Shares	72	224	390	871
Class R	Class R Shares	148	459	792	1,735
Class T	Class T Shares	97	303	525	1,166

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.

  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 24.76% Worst Quarter: Fourth Quarter 2008 −23.79%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Triton Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		16.46%	6.97%	11.29%	Feb 25, 2005
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		15.40%	6.57%	10.46%	Feb 25, 2005
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		11.55%	5.94%	9.61%	Feb 25, 2005
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	9.54%	5.55%	10.29%	Feb 25, 2005
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	14.23%	6.03%	10.31%	Feb 25, 2005
Class S Return Before Taxes	Class S Shares	Return Before Taxes		16.20%	6.66%	10.95%	Feb 25, 2005
Class I Return Before Taxes	Class I Shares	Return Before Taxes		16.63%	6.97%	11.29%	Feb 25, 2005
Class N Return Before Taxes	Class N Shares	Return Before Taxes		16.46%	6.97%	11.29%	Feb 25, 2005
Class R Return Before Taxes	Class R Shares	Return Before Taxes		15.91%	6.46%	10.72%	Feb 25, 2005
Russell 2500�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 2500™ Growth Index		16.13%	4.07%	6.53%	Feb 25, 2005
Russell 2000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 2000® Growth Index		14.59%	3.49%	5.65%	Feb 25, 2005
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Triton Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Triton Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Triton Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.

  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 24.76% Worst Quarter: Fourth Quarter 2008 −23.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	684
3 Years	rr_ExpenseExampleYear03	913
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	1,871
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	684
3 Years	rr_ExpenseExampleNoRedemptionYear03	913
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,871
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	296
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	196
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	252
5 Years	rr_ExpenseExampleYear05	439
10 Years	rr_ExpenseExampleYear10	978
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	252
5 Years	rr_ExpenseExampleNoRedemptionYear05	439
10 Years	rr_ExpenseExampleNoRedemptionYear10	978
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	224
5 Years	rr_ExpenseExampleNoRedemptionYear05	390
10 Years	rr_ExpenseExampleNoRedemptionYear10	871
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	459
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
2006	rr_AnnualReturn2006	15.85%
2007	rr_AnnualReturn2007	20.69%
2008	rr_AnnualReturn2008	(40.53%)
2009	rr_AnnualReturn2009	49.99%
2010	rr_AnnualReturn2010	31.40%
2011	rr_AnnualReturn2011	2.60%
2012	rr_AnnualReturn2012	16.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	9.54%
5 Years	rr_AverageAnnualReturnYear05	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	14.23%
5 Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.20%
5 Years	rr_AverageAnnualReturnYear05	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	10.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.63%
5 Years	rr_AverageAnnualReturnYear05	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.46%
5 Years	rr_AverageAnnualReturnYear05	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.91%
5 Years	rr_AverageAnnualReturnYear05	6.46%
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.46%
5 Years	rr_AverageAnnualReturnYear05	6.97%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	6.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	5.94%
Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Russell 2500�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500™ Growth Index
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class A, C, S, I, N, R, T Shares | Russell 2000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

Janus Venture Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY Janus Venture Fund
INVESTMENT OBJECTIVE
Janus Venture Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Venture Fund Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Venture Fund Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N		Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%		0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		none
Other Expenses	0.17%	0.11%	0.30%	0.07%	0.05%	[1]	0.31%
Total Annual Fund Operating Expenses	1.06%	1.75%	1.19%	0.71%	0.69%		0.95%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Venture Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	677	893	1,126	1,795
Class C	Class C Shares	278	551	949	2,062
Class S	Class S Shares	121	378	654	1,443
Class I	Class I Shares	73	227	395	883
Class N	Class N Shares	70	221	384	859
Class T	Class T Shares	97	303	525	1,166

If Shares are not redeemed:
Expense Example, No Redemption Janus Venture Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	677	893	1,126	1,795
Class C	Class C Shares	178	551	949	2,062
Class S	Class S Shares	121	378	654	1,443
Class I	Class I Shares	73	227	395	883
Class N	Class N Shares	70	221	384	859
Class T	Class T Shares	97	303	525	1,166

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing at least 50% of its equity assets in small-sized companies. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. Small-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2000® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2012, they ranged from approximately $45 million to $4.5 billion. Companies whose capitalization or revenues fall outside these ranges after the Fund’s initial purchase continue to be considered small-sized.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on May 6, 2011. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to May 6, 2011, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to May 6, 2011, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to May 6, 2011, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 28.30% Worst Quarter: Fourth Quarter 2008 −28.61%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Venture Fund Class A, C, S, I, N, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		17.08%	2.63%	11.77%	11.73%	Apr 30, 1985
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		14.65%	1.97%	10.75%	9.57%	Apr 30, 1985
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	13.14%	2.13%	10.34%	9.50%	Apr 30, 1985
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	10.16%	1.19%	10.89%	11.31%	Apr 30, 1985
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	15.11%	1.43%	10.80%	10.80%	Apr 30, 1985
Class S Return Before Taxes	Class S Shares	Return Before Taxes		16.88%	2.25%	11.42%	11.42%	Apr 30, 1985
Class I Return Before Taxes	Class I Shares	Return Before Taxes		17.33%	2.63%	11.77%	11.73%	Apr 30, 1985
Class N Return Before Taxes	Class N Shares	Return Before Taxes		17.08%	2.63%	11.77%	11.73%	Apr 30, 1985
Russell 2000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 2000® Growth Index		14.59%	3.49%	9.80%	7.23%	Apr 30, 1985
Russell 2000�� Index (reflects no deduction for expenses, fees, or taxes)		Russell 2000® Index		16.35%	3.56%	9.72%	9.22%	Apr 30, 1985
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Venture Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Venture Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Venture Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 85 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing at least 50% of its equity assets in small-sized companies. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. Small-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2000® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2012, they ranged from approximately $45 million to $4.5 billion. Companies whose capitalization or revenues fall outside these ranges after the Fund’s initial purchase continue to be considered small-sized.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on May 6, 2011. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to May 6, 2011, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to May 6, 2011, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to May 6, 2011, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 28.30% Worst Quarter: Fourth Quarter 2008 −28.61%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Venture Fund | Class A, C, S, I, N, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	677
3 Years	rr_ExpenseExampleYear03	893
5 Years	rr_ExpenseExampleYear05	1,126
10 Years	rr_ExpenseExampleYear10	1,795
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	677
3 Years	rr_ExpenseExampleNoRedemptionYear03	893
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,126
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,795
Janus Venture Fund | Class A, C, S, I, N, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
Janus Venture Fund | Class A, C, S, I, N, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	378
5 Years	rr_ExpenseExampleNoRedemptionYear05	654
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
Janus Venture Fund | Class A, C, S, I, N, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	227
5 Years	rr_ExpenseExampleNoRedemptionYear05	395
10 Years	rr_ExpenseExampleNoRedemptionYear10	883
Janus Venture Fund | Class A, C, S, I, N, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	859
Janus Venture Fund | Class A, C, S, I, N, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
2003	rr_AnnualReturn2003	55.75%
2004	rr_AnnualReturn2004	17.56%
2005	rr_AnnualReturn2005	1.55%
2006	rr_AnnualReturn2006	23.58%
2007	rr_AnnualReturn2007	16.36%
2008	rr_AnnualReturn2008	(51.43%)
2009	rr_AnnualReturn2009	54.50%
2010	rr_AnnualReturn2010	26.96%
2011	rr_AnnualReturn2011	2.05%
2012	rr_AnnualReturn2012	17.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.61%)
Janus Venture Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	10.16%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	10.89%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	10.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.88%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	11.42%
Since Inception	rr_AverageAnnualReturnSinceInception	11.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.33%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	11.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.08%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	11.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.08%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	11.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10	10.75%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	13.14%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	10.34%
Since Inception	rr_AverageAnnualReturnSinceInception	9.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class A, C, S, I, N, T Shares | Russell 2000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class A, C, S, I, N, T Shares | Russell 2000�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Balanced Fund | Class D Shares
FUND SUMMARY Janus Balanced Fund
INVESTMENT OBJECTIVE
Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Balanced Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.55%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.72%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Balanced Fund Class D Shares Class D	Class D Shares	74	230	401	894

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. As of September 30, 2012, approximately 55.8% of the Fund’s assets were held in equity securities.

In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. With respect to corporate issuers, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers may also consider economic factors, such as the effect of interest rates on certain of the Fund’s fixed-income investments. The portfolio managers share day-to-day responsibility for the Fund’s investments.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price that the portfolio managers believe the security is currently worth.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Sovereign Debt Risk. The Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Third Quarter 2009 10.97% Worst Quarter: Third Quarter 2011 −11.02%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Balanced Fund Class D Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	13.07%	5.44%	7.78%	9.74%	Sep 1, 1992
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	11.86%	4.44%	6.91%	8.25%	Sep 1, 1992
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.36%	4.30%	6.47%	7.90%	Sep 1, 1992
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index	16.00%	1.66%	7.10%	8.37%	Sep 1, 1992
Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)		Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%	6.30%	Sep 1, 1992
Balanced Index (reflects no deduction for expenses, fees, or taxes)		Balanced Index	10.72%	3.96%	6.50%	7.76%	Sep 1, 1992

The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays U.S. Aggregate Bond Index (45%).

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Balanced Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Fund normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets. As of September 30, 2012, approximately 55.8% of the Fund’s assets were held in equity securities.

		In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Fund and the other portfolio manager focusing on the fixed-income portion of the Fund. With respect to corporate issuers, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers may also consider economic factors, such as the effect of interest rates on certain of the Fund’s fixed-income investments. The portfolio managers share day-to-day responsibility for the Fund’s investments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio managers would like or at the price that the portfolio managers believe the security is currently worth.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Sovereign Debt Risk. The Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Third Quarter 2009 10.97% Worst Quarter: Third Quarter 2011 −11.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays U.S. Aggregate Bond Index (45%).

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Balanced Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	74
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	401
10 Years	rr_ExpenseExampleYear10	894
2003	rr_AnnualReturn2003	13.74%
2004	rr_AnnualReturn2004	8.71%
2005	rr_AnnualReturn2005	7.75%
2006	rr_AnnualReturn2006	10.56%
2007	rr_AnnualReturn2007	10.15%
2008	rr_AnnualReturn2008	(15.22%)
2009	rr_AnnualReturn2009	24.28%
2010	rr_AnnualReturn2010	7.83%
2011	rr_AnnualReturn2011	1.44%
2012	rr_AnnualReturn2012	13.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.02%)
Janus Balanced Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.07%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.86%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.36%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	6.47%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class D Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class D Shares | Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Balanced Fund | Class D Shares | Balanced Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Balanced Index
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992

Janus Contrarian Fund | Class D Shares
FUND SUMMARY Janus Contrarian Fund
INVESTMENT OBJECTIVE
Janus Contrarian Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Contrarian Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.43%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.67%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Contrarian Fund Class D Shares Class D	Class D Shares	68	214	373	835

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Special Situations Risk. The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 30.97% Worst Quarter: Fourth Quarter 2008 −27.53%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Contrarian Fund Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		23.97%	(3.75%)	10.52%	5.44%	Feb 29, 2000
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		23.78%	(3.92%)	10.12%	5.05%	Feb 29, 2000
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.82%	(3.20%)	9.39%	4.71%	Feb 29, 2000
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	2.24%	Feb 29, 2000
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	(1.16%)	8.11%	2.27%	Feb 29, 2000
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Contrarian Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Contrarian Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Contrarian Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Special Situations Risk. The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 30.97% Worst Quarter: Fourth Quarter 2008 −27.53%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Standard & Poor’s (“S&P”) 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Contrarian Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
2003	rr_AnnualReturn2003	53.26%
2004	rr_AnnualReturn2004	22.61%
2005	rr_AnnualReturn2005	16.02%
2006	rr_AnnualReturn2006	24.58%
2007	rr_AnnualReturn2007	21.22%
2008	rr_AnnualReturn2008	(48.11%)
2009	rr_AnnualReturn2009	37.02%
2010	rr_AnnualReturn2010	11.25%
2011	rr_AnnualReturn2011	(15.78%)
2012	rr_AnnualReturn2012	23.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.53%)
Janus Contrarian Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.97%
5 Years	rr_AverageAnnualReturnYear05	(3.75%)
10 Years	rr_AverageAnnualReturnYear10	10.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.78%
5 Years	rr_AverageAnnualReturnYear05	(3.92%)
10 Years	rr_AverageAnnualReturnYear10	10.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	15.82%
5 Years	rr_AverageAnnualReturnYear05	(3.20%)
10 Years	rr_AverageAnnualReturnYear10	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class D Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000
Janus Contrarian Fund | Class D Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2000

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Enterprise Fund | Class D Shares
FUND SUMMARY Janus Enterprise Fund
INVESTMENT OBJECTIVE
Janus Enterprise Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Enterprise Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.64%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.86%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Enterprise Fund Class D Shares Class D	Class D Shares	88	274	477	1,061

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2012, they ranged from approximately $778 million to $22.0 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 21.55% Worst Quarter: Fourth Quarter 2008 −28.79%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Enterprise Fund Class D Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	17.70%	3.42%	11.54%	9.89%	Sep 1, 1992
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	17.12%	3.32%	11.48%	9.27%	Sep 1, 1992
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	12.29%	2.94%	10.37%	8.70%	Sep 1, 1992
Russell Midcap�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell Midcap® Growth Index	15.81%	3.23%	10.32%	9.06%	Sep 1, 1992

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Enterprise Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Enterprise Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Enterprise Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2012, they ranged from approximately $778 million to $22.0 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

		The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Fund’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 21.55% Worst Quarter: Fourth Quarter 2008 −28.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Enterprise Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
2003	rr_AnnualReturn2003	35.82%
2004	rr_AnnualReturn2004	20.69%
2005	rr_AnnualReturn2005	11.40%
2006	rr_AnnualReturn2006	13.22%
2007	rr_AnnualReturn2007	21.81%
2008	rr_AnnualReturn2008	(43.13%)
2009	rr_AnnualReturn2009	42.90%
2010	rr_AnnualReturn2010	25.93%
2011	rr_AnnualReturn2011	(1.78%)
2012	rr_AnnualReturn2012	17.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.79%)
Janus Enterprise Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.70%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	9.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.12%
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	11.48%
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	10.37%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992
Janus Enterprise Fund | Class D Shares | Russell Midcap�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.81%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 1992

Janus Fund | Class D Shares
FUND SUMMARY Janus Fund
INVESTMENT OBJECTIVE
Janus Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.49%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Fund Class D Shares Class D	Class D Shares	69	218	379	847

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2012, the Fund’s weighted average market capitalization was $102.8 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: First Quarter 2012 16.32% Worst Quarter: Fourth Quarter 2008 −21.93%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Fund Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		17.87%	0.42%	6.43%	12.13%	Feb 5, 1970
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		17.72%	0.32%	6.37%	9.63%	Feb 5, 1970
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.82%	0.34%	5.66%	9.46%	Feb 5, 1970
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index		15.26%	3.12%	7.52%		Feb 5, 1970
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	10.13%	Feb 5, 1970
Core Growth Index (reflects no deduction for expenses, fees, or taxes)		Core Growth Index		15.64%	2.41%	7.33%		Feb 5, 1970
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. As of September 30, 2012, the Fund’s weighted average market capitalization was $102.8 billion. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 16.32% Worst Quarter: Fourth Quarter 2008 −21.93%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.49%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
2003	rr_AnnualReturn2003	31.71%
2004	rr_AnnualReturn2004	4.69%
2005	rr_AnnualReturn2005	3.98%
2006	rr_AnnualReturn2006	10.59%
2007	rr_AnnualReturn2007	15.22%
2008	rr_AnnualReturn2008	(39.84%)
2009	rr_AnnualReturn2009	37.30%
2010	rr_AnnualReturn2010	11.31%
2011	rr_AnnualReturn2011	(5.77%)
2012	rr_AnnualReturn2012	17.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
Janus Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.87%
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Since Inception	rr_AverageAnnualReturnSinceInception	12.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	17.72%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	6.37%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	5.66%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class D Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class D Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970
Janus Fund | Class D Shares | Core Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Core Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 5, 1970

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Growth and Income Fund | Class D Shares
FUND SUMMARY Janus Growth and Income Fund
INVESTMENT OBJECTIVE
Janus Growth and Income Fund seeks long-term capital growth and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Growth and Income Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.60%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Growth and Income Fund Class D Shares Class D	Class D Shares	82	255	444	990

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

  domestic and foreign common stocks
  preferred stocks
  securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures other securities with equity characteristics
Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund invests to a lesser extent in fixed-income securities, such as corporate bonds. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price that the portfolio manager believes the security is currently worth.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 18.72% Worst Quarter: Fourth Quarter 2008 −21.67%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Growth and Income Fund Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		16.79%	(0.05%)	6.25%	9.80%	May 15, 1991
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		16.48%	(0.24%)	5.84%	8.77%	May 15, 1991
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.31%	(0.07%)	5.41%	8.41%	May 15, 1991
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	8.66%	May 15, 1991
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index		15.26%	3.12%	7.52%	7.77%	May 15, 1991
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Growth and Income Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Growth and Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Growth and Income Fund seeks long-term capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally emphasizing investments in common stocks. The Fund will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Fund may invest include:

  domestic and foreign common stocks
  preferred stocks
  securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures other securities with equity characteristics
Equity securities may make up part or all of the income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. The Fund invests to a lesser extent in fixed-income securities, such as corporate bonds. The Fund is not designed for investors who need consistent income, and the Fund’s investment strategies could result in significant fluctuations of income.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price that the portfolio manager believes the security is currently worth.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 18.72% Worst Quarter: Fourth Quarter 2008 −21.67%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Growth and Income Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
2003	rr_AnnualReturn2003	24.65%
2004	rr_AnnualReturn2004	11.89%
2005	rr_AnnualReturn2005	12.48%
2006	rr_AnnualReturn2006	7.82%
2007	rr_AnnualReturn2007	8.69%
2008	rr_AnnualReturn2008	(42.48%)
2009	rr_AnnualReturn2009	38.64%
2010	rr_AnnualReturn2010	8.72%
2011	rr_AnnualReturn2011	(1.47%)
2012	rr_AnnualReturn2012	16.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.67%)
Janus Growth and Income Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.79%
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
10 Years	rr_AverageAnnualReturnYear10	6.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.48%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
10 Years	rr_AverageAnnualReturnYear10	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class D Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Growth and Income Fund | Class D Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Research Fund | Class D Shares
FUND SUMMARY Janus Research Fund
INVESTMENT OBJECTIVE
Janus Research Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Research Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.64%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.87%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Research Fund Class D Shares Class D	Class D Shares	89	278	482	1,073

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team emphasizes investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.23% Worst Quarter: Fourth Quarter 2008 −25.30%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Research Fund Class D Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	16.73%	1.58%	8.63%	10.12%	May 3, 1993
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	16.60%	1.48%	8.56%	8.90%	May 3, 1993
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	11.06%	1.33%	7.66%	8.45%	May 3, 1993
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index	15.26%	3.12%	7.52%	7.46%	May 3, 1993
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index	16.00%	1.66%	7.10%	8.23%	May 3, 1993

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Research Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Research Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Research Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities. Although the Research Team may find high-conviction investment ideas anywhere in the world, the Research Team emphasizes investments in securities of U.S.-based issuers.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

		Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 22.23% Worst Quarter: Fourth Quarter 2008 −25.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Research Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
2003	rr_AnnualReturn2003	32.11%
2004	rr_AnnualReturn2004	10.77%
2005	rr_AnnualReturn2005	6.82%
2006	rr_AnnualReturn2006	8.65%
2007	rr_AnnualReturn2007	24.52%
2008	rr_AnnualReturn2008	(44.36%)
2009	rr_AnnualReturn2009	43.01%
2010	rr_AnnualReturn2010	21.07%
2011	rr_AnnualReturn2011	(3.84%)
2012	rr_AnnualReturn2012	16.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.30%)
Janus Research Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.73%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	10.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.60%
5 Years	rr_AverageAnnualReturnYear05	1.48%
10 Years	rr_AverageAnnualReturnYear10	8.56%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.06%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class D Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993
Janus Research Fund | Class D Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1993

Janus Triton Fund | Class D Shares
FUND SUMMARY Janus Triton Fund
INVESTMENT OBJECTIVE
Janus Triton Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Triton Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.64%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.84%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Triton Fund Class D Shares Class D	Class D Shares	86	268	466	1,037

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 24.76% Worst Quarter: Fourth Quarter 2008 −23.79%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Triton Fund Class D Shares	Column	Label	1 Year	5 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	16.58%	7.03%	11.33%	Feb 25, 2005
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	15.49%	6.63%	10.50%	Feb 25, 2005
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	11.63%	5.99%	9.64%	Feb 25, 2005
Russell 2500�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 2500™ Growth Index	16.13%	4.07%	6.53%	Feb 25, 2005
Russell 2000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 2000® Growth Index	14.59%	3.49%	5.65%	Feb 25, 2005

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Triton Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Triton Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Triton Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. In pursuing that objective, the Fund invests in equity securities of small- and medium-sized companies. Generally, small- and medium-sized companies have a market capitalization of less than $10 billion. Market capitalization is a commonly used measure of the size and value of a company.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 24.76% Worst Quarter: Fourth Quarter 2008 −23.79%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Triton Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
2006	rr_AnnualReturn2006	15.85%
2007	rr_AnnualReturn2007	20.69%
2008	rr_AnnualReturn2008	(40.53%)
2009	rr_AnnualReturn2009	49.99%
2010	rr_AnnualReturn2010	31.48%
2011	rr_AnnualReturn2011	2.72%
2012	rr_AnnualReturn2012	16.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Janus Triton Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.58%
5 Years	rr_AverageAnnualReturnYear05	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception	10.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.63%
5 Years	rr_AverageAnnualReturnYear05	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class D Shares | Russell 2500�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500™ Growth Index
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Triton Fund | Class D Shares | Russell 2000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005

Janus Twenty Fund | Class D Shares
FUND SUMMARY Janus Twenty Fund
INVESTMENT OBJECTIVE
Janus Twenty Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Twenty Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.52%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.70%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Twenty Fund Class D Shares Class D	Class D Shares	72	224	390	871

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: First Quarter 2012 20.09% Worst Quarter: Third Quarter 2008 −26.00%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Twenty Fund Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		22.44%	0.05%	10.02%	11.60%	Apr 30, 1985
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		22.28%	(0.46%)	9.72%	10.10%	Apr 30, 1985
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	14.79%	(0.04%)	8.91%	9.72%	Apr 30, 1985
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index		15.26%	3.12%	7.52%	9.76%	Apr 30, 1985
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	10.36%	Apr 30, 1985
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Twenty Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Twenty Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Twenty Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

		The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 20.09% Worst Quarter: Third Quarter 2008 −26.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Twenty Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
2003	rr_AnnualReturn2003	25.31%
2004	rr_AnnualReturn2004	23.89%
2005	rr_AnnualReturn2005	9.42%
2006	rr_AnnualReturn2006	12.30%
2007	rr_AnnualReturn2007	35.94%
2008	rr_AnnualReturn2008	(41.97%)
2009	rr_AnnualReturn2009	43.27%
2010	rr_AnnualReturn2010	7.07%
2011	rr_AnnualReturn2011	(8.04%)
2012	rr_AnnualReturn2012	22.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.00%)
Janus Twenty Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.44%
5 Years	rr_AverageAnnualReturnYear05	0.05%
10 Years	rr_AverageAnnualReturnYear10	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Twenty Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.28%
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
10 Years	rr_AverageAnnualReturnYear10	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Twenty Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	14.79%
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	8.91%
Since Inception	rr_AverageAnnualReturnSinceInception	9.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Twenty Fund | Class D Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Twenty Fund | Class D Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Venture Fund | Class D Shares
FUND SUMMARY Janus Venture Fund
INVESTMENT OBJECTIVE
Janus Venture Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Venture Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.64%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Venture Fund Class D Shares Class D	Class D Shares	85	265	460	1,025

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing at least 50% of its equity assets in small-sized companies. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. Small-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2000® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2012, they ranged from approximately $45 million to $4.5 billion. Companies whose capitalization or revenues fall outside these ranges after the Fund’s initial purchase continue to be considered small-sized.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 28.30% Worst Quarter: Fourth Quarter 2008 −28.61%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Venture Fund Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		17.22%	2.70%	11.81%	11.74%	Apr 30, 1985
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		14.78%	2.05%	10.79%	9.58%	Apr 30, 1985
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	13.22%	2.19%	10.38%	9.51%	Apr 30, 1985
Russell 2000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 2000® Growth Index		14.59%	3.49%	9.80%	7.23%	Apr 30, 1985
Russell 2000�� Index (reflects no deduction for expenses, fees, or taxes)		Russell 2000® Index		16.35%	3.56%	9.72%	9.22%	Apr 30, 1985
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Venture Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Venture Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Venture Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing at least 50% of its equity assets in small-sized companies. The Fund may also invest in larger companies with strong growth potential or relatively well-known and large companies with potential for capital appreciation. Small-sized companies are defined by the portfolio managers as those companies whose market capitalization falls within the range of companies in the Russell 2000® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of September 30, 2012, they ranged from approximately $45 million to $4.5 billion. Companies whose capitalization or revenues fall outside these ranges after the Fund’s initial purchase continue to be considered small-sized.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Small-Sized Companies Risk. The Fund’s investments in securities issued by small-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 28.30% Worst Quarter: Fourth Quarter 2008 −28.61%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Venture Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
2003	rr_AnnualReturn2003	55.75%
2004	rr_AnnualReturn2004	17.56%
2005	rr_AnnualReturn2005	1.55%
2006	rr_AnnualReturn2006	23.58%
2007	rr_AnnualReturn2007	16.36%
2008	rr_AnnualReturn2008	(51.43%)
2009	rr_AnnualReturn2009	54.50%
2010	rr_AnnualReturn2010	27.07%
2011	rr_AnnualReturn2011	2.20%
2012	rr_AnnualReturn2012	17.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.61%)
Janus Venture Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.22%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	11.81%
Since Inception	rr_AverageAnnualReturnSinceInception	11.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	2.05%
10 Years	rr_AverageAnnualReturnYear10	10.79%
Since Inception	rr_AverageAnnualReturnSinceInception	9.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	13.22%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	10.38%
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class D Shares | Russell 2000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Venture Fund | Class D Shares | Russell 2000�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Twenty Fund | Class T Shares
FUND SUMMARY Janus Twenty Fund
INVESTMENT OBJECTIVE
Janus Twenty Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Twenty Fund Class T Shares Class T
Operating Expenses Column [Text]	Class T
Management Fees (may adjust up or down)	0.52%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Twenty Fund Class T Shares Class T	Class T Shares	83	259	450	1,002

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: First Quarter 2012 20.06% Worst Quarter: Third Quarter 2008 −26.00%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Twenty Fund Class T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		22.31%	(0.03%)	9.98%	11.59%	Apr 30, 1985
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		22.19%	(0.52%)	9.69%	10.08%	Apr 30, 1985
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	14.67%	(0.10%)	8.87%	9.71%	Apr 30, 1985
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index		15.26%	3.12%	7.52%	9.76%	Apr 30, 1985
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	10.36%	Apr 30, 1985
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Twenty Fund | Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Twenty Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Twenty Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing primarily in a core group of 20-30 common stocks selected for their growth potential. The Fund may also invest in foreign equity and debt securities, which may include investments in emerging markets.

		The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 20.06% Worst Quarter: Third Quarter 2008 −26.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Twenty Fund | Class T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
2003	rr_AnnualReturn2003	25.31%
2004	rr_AnnualReturn2004	23.89%
2005	rr_AnnualReturn2005	9.42%
2006	rr_AnnualReturn2006	12.30%
2007	rr_AnnualReturn2007	35.94%
2008	rr_AnnualReturn2008	(41.97%)
2009	rr_AnnualReturn2009	43.27%
2010	rr_AnnualReturn2010	6.97%
2011	rr_AnnualReturn2011	(8.19%)
2012	rr_AnnualReturn2012	22.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.00%)
Janus Twenty Fund | Class T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.31%
5 Years	rr_AverageAnnualReturnYear05	(0.03%)
10 Years	rr_AverageAnnualReturnYear10	9.98%
Since Inception	rr_AverageAnnualReturnSinceInception	11.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Twenty Fund | Class T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.19%
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
10 Years	rr_AverageAnnualReturnYear10	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception	10.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Twenty Fund | Class T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	14.67%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	8.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Twenty Fund | Class T Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985
Janus Twenty Fund | Class T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 1985

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Global Real Estate Fund | Class A, C, S, I, T Shares
FUND SUMMARY Janus Global Real Estate Fund
INVESTMENT OBJECTIVE
Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 31 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Global Real Estate Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Global Real Estate Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees (may adjust up or down)		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		0.54%	0.56%	0.60%	0.41%	0.58%
Total Annual Fund Operating Expenses	[1]	1.54%	2.31%	1.60%	1.16%	1.33%
Fee Waiver	[1]	0.10%	0.12%	0.11%	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.44%	2.19%	1.49%	1.07%	1.24%
[1]	Janus Capital has contractually agreed to waive the Fund���s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 0.97% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Global Real Estate Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	723	1,033	1,366	2,304
Class C	Class C Shares	334	721	1,235	2,646
Class S	Class S Shares	163	505	871	1,900
Class I	Class I Shares	118	368	638	1,409
Class T	Class T Shares	135	421	729	1,601

If Shares are not redeemed:
Expense Example, No Redemption Janus Global Real Estate Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	723	1,033	1,366	2,304
Class C	Class C Shares	234	721	1,235	2,646
Class S	Class S Shares	163	505	871	1,900
Class I	Class I Shares	118	368	638	1,409
Class T	Class T Shares	135	421	729	1,601

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities, such as foreign entities that have REIT characteristics.

As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The Fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund’s investment objective and its policy on industry concentration.

Real estate-related industries are comprised of companies that, in the opinion of the portfolio manager, at the time of investment, generally (i) derive at least 50% of their revenue from ownership, construction, extraction, financing, management, operation, sales or development of real estate, or from businesses which have a clear relationship to these activities; (ii) have at least 50% of their assets in real estate; or (iii) have more than 50% of their net asset value accounted for by real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the “Code”), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

The Fund also invests in non-U.S. real estate and real estate-related companies. The Fund expects under normal market conditions to maintain investments in issuers from several different developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.

In selecting the investments for the Fund, the portfolio manager seeks to identify companies that have, in the opinion of the portfolio manager, good management, strong balance sheets, above average investment growth in “funds from operations,” and that trade at a discount to their assets’ underlying value. In the case of REITs, “funds from operations” generally means a REIT’s net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or real estate-related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 8.9% of the Fund’s investments were in emerging markets.

Real Estate Securities Risk. An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

REIT Risk. Investments in REITs involve risks associated with direct ownership of real estate, including a decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes, and changes in interest rates. In addition, an individual REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. REITs are also dependent upon management skills, may not be diversified, may incur substantial costs in the event of borrower or lessee defaults, and are heavily reliant upon cash flow. A REIT could possibly fail to qualify for tax free pass-through of income under the Code, as amended or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which may produce adverse economic consequences for the REIT and its investors.

Concentration Risk. Since the Fund concentrates its assets in the real estate or real estate-related industry, an investment in the Fund will be closely linked to performance of the real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price that the portfolio manager believes the security is currently worth.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, and Class S Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Global Real Estate Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class I Shares, Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, and Class S Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.
If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: Second Quarter 2009 35.29% Worst Quarter: Fourth Quarter 2008 −27.24%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Real Estate Fund Class A, C, S, I, T Shares	Column	Label		1 Year	5 Years	Since Inception of Predecessor Fund	Inception Date
Class I Shares Return Before Taxes	Class I Shares	Return Before Taxes		32.37%	4.17%	3.39%	Nov 28, 2007
Class I Shares Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		31.28%	3.45%	2.69%	Nov 28, 2007
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares		21.32%	3.20%	2.54%	Nov 28, 2007
Class A Shares Return Before Taxes	Class A Shares	Return Before Taxes	[1]	24.27%	2.68%	1.94%	Nov 28, 2007
Class C Shares Return Before Taxes	Class C Shares	Return Before Taxes	[2]	29.68%	3.25%	2.49%	Nov 28, 2007
Class S Shares Return Before Taxes	Class S Shares	Return Before Taxes		31.91%	3.77%	3.00%	Nov 28, 2007
Class T Shares Return Before Taxes	Class T Shares	Return Before Taxes		32.19%	3.02%	2.20%	Nov 28, 2007
FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)		FTSE EPRA/NAREIT Global Index		29.85%	0.66%	0.23%	Nov 28, 2007
FTSE EPRA/NAREIT Developed Index (reflects no deduction for expenses, fees, or taxes)		FTSE EPRA/NAREIT Developed Index		28.65%	1.07%	0.51%	Nov 28, 2007
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The FTSE EPRA/NAREIT Global Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging markets countries. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Real Estate Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 31 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities, such as foreign entities that have REIT characteristics.

As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The Fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund’s investment objective and its policy on industry concentration.

Real estate-related industries are comprised of companies that, in the opinion of the portfolio manager, at the time of investment, generally (i) derive at least 50% of their revenue from ownership, construction, extraction, financing, management, operation, sales or development of real estate, or from businesses which have a clear relationship to these activities; (ii) have at least 50% of their assets in real estate; or (iii) have more than 50% of their net asset value accounted for by real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the “Code”), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

The Fund also invests in non-U.S. real estate and real estate-related companies. The Fund expects under normal market conditions to maintain investments in issuers from several different developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.

In selecting the investments for the Fund, the portfolio manager seeks to identify companies that have, in the opinion of the portfolio manager, good management, strong balance sheets, above average investment growth in “funds from operations,” and that trade at a discount to their assets’ underlying value. In the case of REITs, “funds from operations” generally means a REIT’s net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or real estate-related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 8.9% of the Fund’s investments were in emerging markets.

Real Estate Securities Risk. An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

REIT Risk. Investments in REITs involve risks associated with direct ownership of real estate, including a decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes, and changes in interest rates. In addition, an individual REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. REITs are also dependent upon management skills, may not be diversified, may incur substantial costs in the event of borrower or lessee defaults, and are heavily reliant upon cash flow. A REIT could possibly fail to qualify for tax free pass-through of income under the Code, as amended or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which may produce adverse economic consequences for the REIT and its investors.

Concentration Risk. Since the Fund concentrates its assets in the real estate or real estate-related industry, an investment in the Fund will be closely linked to performance of the real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price that the portfolio manager believes the security is currently worth.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, and Class S Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser Global Real Estate Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class I Shares, Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, and Class S Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.
If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 35.29% Worst Quarter: Fourth Quarter 2008 −27.24%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The FTSE EPRA/NAREIT Global Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging markets countries. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.44%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	1,033
5 Years	rr_ExpenseExampleYear05	1,366
10 Years	rr_ExpenseExampleYear10	2,304
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	723
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,033
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,366
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,304
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.19%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	334
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	1,235
10 Years	rr_ExpenseExampleYear10	2,646
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,235
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,646
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,900
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.07%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	368
5 Years	rr_ExpenseExampleYear05	638
10 Years	rr_ExpenseExampleYear10	1,409
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	368
5 Years	rr_ExpenseExampleNoRedemptionYear05	638
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
2008	rr_AnnualReturn2008	(40.57%)
2009	rr_AnnualReturn2009	48.89%
2010	rr_AnnualReturn2010	21.13%
2011	rr_AnnualReturn2011	(13.54%)
2012	rr_AnnualReturn2012	32.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.24%)
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,601
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	24.27%
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	29.68%
5 Years	rr_AverageAnnualReturnYear05	3.25%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.91%
5 Years	rr_AverageAnnualReturnYear05	3.77%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.37%
5 Years	rr_AverageAnnualReturnYear05	4.17%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.19%
5 Years	rr_AverageAnnualReturnYear05	3.02%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	2.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	31.28%
5 Years	rr_AverageAnnualReturnYear05	3.45%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	21.32%
5 Years	rr_AverageAnnualReturnYear05	3.20%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Global Index
1 Year	rr_AverageAnnualReturnYear01	29.85%
5 Years	rr_AverageAnnualReturnYear05	0.66%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class A, C, S, I, T Shares | FTSE EPRA/NAREIT Developed Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index
1 Year	rr_AverageAnnualReturnYear01	28.65%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007

[1]	Janus Capital has contractually agreed to waive the Fund���s total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 0.97% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

Janus Global Real Estate Fund | Class D Shares
FUND SUMMARY Janus Global Real Estate Fund
INVESTMENT OBJECTIVE
Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Janus Global Real Estate Fund Class D Shares Class D
Operating Expenses Column [Text]		Class D
Management Fees (may adjust up or down)		0.75%
Other Expenses		0.59%
Total Annual Fund Operating Expenses	[1]	1.34%
Fee Waiver	[1]	0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.15%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.97% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Global Real Estate Fund Class D Shares Class D	Class D Shares	136	425	734	1,613

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities, such as foreign entities that have REIT characteristics.

As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The Fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund’s investment objective and its policy on industry concentration.

Real estate-related industries are comprised of companies that, in the opinion of the portfolio manager, at the time of investment, generally (i) derive at least 50% of their revenue from ownership, construction, extraction, financing, management, operation, sales or development of real estate, or from businesses which have a clear relationship to these activities; (ii) have at least 50% of their assets in real estate; or (iii) have more than 50% of their net asset value accounted for by real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the “Code”), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

The Fund also invests in non-U.S. real estate and real estate-related companies. The Fund expects under normal market conditions to maintain investments in issuers from several different developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.

In selecting the investments for the Fund, the portfolio manager seeks to identify companies that have, in the opinion of the portfolio manager, good management, strong balance sheets, above average investment growth in “funds from operations,” and that trade at a discount to their assets’ underlying value. In the case of REITs, “funds from operations” generally means a REIT’s net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or real estate-related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 8.9% of the Fund’s investments were in emerging markets.

Real Estate Securities Risk. An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

REIT Risk. Investments in REITs involve risks associated with direct ownership of real estate, including a decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes, and changes in interest rates. In addition, an individual REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. REITs are also dependent upon management skills, may not be diversified, may incur substantial costs in the event of borrower or lessee defaults, and are heavily reliant upon cash flow. A REIT could possibly fail to qualify for tax free pass-through of income under the Code, as amended or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which may produce adverse economic consequences for the REIT and its investors.

Concentration Risk. Since the Fund concentrates its assets in the real estate or real estate-related industry, an investment in the Fund will be closely linked to performance of the real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price that the portfolio manager believes the security is currently worth.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s Class I Shares calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 33.35% Worst Quarter: Fourth Quarter 2008 −27.54%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Real Estate Fund Class D Shares	Column	Label		1 Year	5 Years	Since Inception of Predecessor Fund	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		32.10%	2.29%	1.47%	Nov 28, 2007
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		31.03%	1.60%	0.80%	Nov 28, 2007
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	21.13%	1.60%	0.91%	Nov 28, 2007
FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)		FTSE EPRA/NAREIT Global Index		29.85%	0.66%	0.23%	Nov 28, 2007
FTSE EPRA/NAREIT Developed Index (reflects no deduction for expenses, fees, or taxes)		FTSE EPRA/NAREIT Developed Index		28.65%	1.07%	0.51%	Nov 28, 2007
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The FTSE EPRA/NAREIT Global Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging markets countries. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class I Shares for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Real Estate Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Real Estate Fund seeks total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and similar REIT-like entities, such as foreign entities that have REIT characteristics.

As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate or real estate-related industries. The Fund’s investment in companies engaged in businesses outside the real estate industry which possess significant real estate holdings will be deemed to be in the real estate industry for purposes of the Fund’s investment objective and its policy on industry concentration.

Real estate-related industries are comprised of companies that, in the opinion of the portfolio manager, at the time of investment, generally (i) derive at least 50% of their revenue from ownership, construction, extraction, financing, management, operation, sales or development of real estate, or from businesses which have a clear relationship to these activities; (ii) have at least 50% of their assets in real estate; or (iii) have more than 50% of their net asset value accounted for by real estate. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the “Code”), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

The Fund also invests in non-U.S. real estate and real estate-related companies. The Fund expects under normal market conditions to maintain investments in issuers from several different developed countries, including the United States. Under unusual circumstances, the Fund may invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 15% of its net assets, measured at the time of purchase.

In selecting the investments for the Fund, the portfolio manager seeks to identify companies that have, in the opinion of the portfolio manager, good management, strong balance sheets, above average investment growth in “funds from operations,” and that trade at a discount to their assets’ underlying value. In the case of REITs, “funds from operations” generally means a REIT’s net income excluding gains or losses from debt restructuring and sales of property plus depreciation of real property.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors interested in investments focused in the real estate industry or real estate-related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 8.9% of the Fund’s investments were in emerging markets.

Real Estate Securities Risk. An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

REIT Risk. Investments in REITs involve risks associated with direct ownership of real estate, including a decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes, and changes in interest rates. In addition, an individual REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. REITs are also dependent upon management skills, may not be diversified, may incur substantial costs in the event of borrower or lessee defaults, and are heavily reliant upon cash flow. A REIT could possibly fail to qualify for tax free pass-through of income under the Code, as amended or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which may produce adverse economic consequences for the REIT and its investors.

Concentration Risk. Since the Fund concentrates its assets in the real estate or real estate-related industry, an investment in the Fund will be closely linked to performance of the real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fixed-Income Securities Risk. The Fund may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Prepayment risk is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage- and asset-backed securities, may be prepaid by their issuers thereby reducing the amount of interest payments. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced incorrectly due to factors such as incomplete data, market instability, or human error. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price that the portfolio manager believes the security is currently worth.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s Class I Shares calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 33.35% Worst Quarter: Fourth Quarter 2008 −27.54%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The FTSE EPRA/NAREIT Global Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European, Asian, and South American real estate markets including both developed and emerging markets countries. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class I Shares for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Global Real Estate Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
2008	rr_AnnualReturn2008	(42.95%)
2009	rr_AnnualReturn2009	42.63%
2010	rr_AnnualReturn2010	20.46%
2011	rr_AnnualReturn2011	(13.53%)
2012	rr_AnnualReturn2012	32.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.54%)
Janus Global Real Estate Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.10%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	1.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	31.03%
5 Years	rr_AverageAnnualReturnYear05	1.60%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	0.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[2]
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	1.60%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	0.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class D Shares | FTSE EPRA/NAREIT Global Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Global Index
1 Year	rr_AverageAnnualReturnYear01	29.85%
5 Years	rr_AverageAnnualReturnYear05	0.66%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007
Janus Global Real Estate Fund | Class D Shares | FTSE EPRA/NAREIT Developed Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Index
1 Year	rr_AverageAnnualReturnYear01	28.65%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2007

[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 0.97% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Asia Equity Fund | Class A, C, S, I, T Shares
FUND SUMMARY Janus Asia Equity Fund
INVESTMENT OBJECTIVE
Janus Asia Equity Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Asia Equity Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Asia Equity Fund Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees (may adjust up or down)		0.91%	0.91%	0.91%	0.91%	0.91%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		3.27%	3.54%	3.86%	2.72%	3.43%
Total Annual Fund Operating Expenses	[1]	4.43%	5.45%	5.02%	3.63%	4.34%
Fee Waiver	[1]	2.88%	3.14%	3.23%	2.34%	2.80%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.55%	2.31%	1.79%	1.29%	1.54%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees ��� applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 1.25% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Asia Equity Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	994	1,838	2,693	4,871
Class C	Class C Shares	644	1,624	2,695	5,329
Class S	Class S Shares	502	1,506	2,509	5,015
Class I	Class I Shares	365	1,112	1,878	3,889
Class T	Class T Shares	435	1,315	2,206	4,486

If Shares are not redeemed:
Expense Example, No Redemption Janus Asia Equity Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	994	1,838	2,693	4,871
Class C	Class C Shares	544	1,624	2,695	5,329
Class S	Class S Shares	502	1,506	2,509	5,015
Class I	Class I Shares	365	1,112	1,878	3,889
Class T	Class T Shares	435	1,315	2,206	4,486

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of Asian issuers (excluding Japanese issuers). An Asian issuer is generally considered to be any company that (i) is incorporated or has its principal business activities in an Asian country; (ii) is primarily listed on the trading market of an Asian country; or (iii) derives 50% or more of its revenue from, or has 50% or more of its assets in, one or more Asian countries. The Fund considers “Asian countries” to include, but not be limited to, Hong Kong, China, South Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia, Philippines, India, Vietnam, Pakistan, Russia, and Sri Lanka. Some of these countries may represent developing or emerging markets. The Fund may have significant exposure to emerging market countries.

The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks, depositary receipts, and convertible securities, but may also include other types of instruments, such as equity-linked securities, real estate-related companies, and real estate investment trusts issued by Asian real estate companies. The Fund may invest in companies of any market capitalization. While the Fund intends to diversify its investments across a number of different countries, including emerging market countries, it may, under unusual circumstances, invest all or a significant portion of its assets in a single Asian country. To a more limited degree, the Fund may also invest in U.S. and foreign debt securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio manager will also analyze each company from a macro perspective taking into consideration any important themes or issues that may impact the investment environment in certain regions or sectors and to estimate regional market risks.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an Asian equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 64.4% of the Fund’s investments were in emerging markets.

Geographic Concentration Risk. Because the Fund intends to focus its investments in a particular geographic region, the Fund’s performance is expected to be closely tied to various factors such as social, financial, economic, and political conditions within that region or country. Specifically, the Fund’s investments in Asian issuers increase the Fund’s exposure to the risks associated with volatile securities markets, adverse exchange rates, social, political and regulatory developments, and economic environmental events (such as natural disasters) which may be particular to Asian countries. Events that negatively affect the fiscal stability of Asian countries may cause the value of the Fund’s shares to decrease, in some cases significantly. As a result, the Fund is likely to be more volatile than more geographically diverse funds. In addition, many of the economies of the Asian countries in which the Fund invests are interdependent, which may cause them to experience the impact of such events at the same time or may increase the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: First Quarter 2012 16.48% Worst Quarter: Second Quarter 2012 −7.46%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Asia Equity Fund Class A, C, S, I, T Shares	Column	Label		1 Year	Since Inception	Inception Date
Class I Return Before Taxes	Class I Shares	Return Before Taxes		28.89%	0.64%	Jul 29, 2011
Class I Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		28.65%	0.52%	Jul 29, 2011
Class I Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares		18.90%	0.51%	Jul 29, 2011
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	21.06%	(3.67%)	Jul 29, 2011
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	26.01%	(0.24%)	Jul 29, 2011
Class S Return Before Taxes	Class S Shares	Return Before Taxes		28.06%	0.19%	Jul 29, 2011
Class T Return Before Taxes	Class T Shares	Return Before Taxes		28.49%	0.42%	Jul 29, 2011
Morgan Stanley Capital International All Country Asia ex-Japan Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country Asia ex-Japan Index (net of foreign withholding taxes)		22.36%	(0.79%)	Jul 29, 2011
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Morgan Stanley Capital International (“MSCI”) All Country Asia ex-Japan Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Asia Equity Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Asia Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Asia Equity Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of Asian issuers (excluding Japanese issuers). An Asian issuer is generally considered to be any company that (i) is incorporated or has its principal business activities in an Asian country; (ii) is primarily listed on the trading market of an Asian country; or (iii) derives 50% or more of its revenue from, or has 50% or more of its assets in, one or more Asian countries. The Fund considers “Asian countries” to include, but not be limited to, Hong Kong, China, South Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia, Philippines, India, Vietnam, Pakistan, Russia, and Sri Lanka. Some of these countries may represent developing or emerging markets. The Fund may have significant exposure to emerging market countries.

The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks, depositary receipts, and convertible securities, but may also include other types of instruments, such as equity-linked securities, real estate-related companies, and real estate investment trusts issued by Asian real estate companies. The Fund may invest in companies of any market capitalization. While the Fund intends to diversify its investments across a number of different countries, including emerging market countries, it may, under unusual circumstances, invest all or a significant portion of its assets in a single Asian country. To a more limited degree, the Fund may also invest in U.S. and foreign debt securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio manager will also analyze each company from a macro perspective taking into consideration any important themes or issues that may impact the investment environment in certain regions or sectors and to estimate regional market risks.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an Asian equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 64.4% of the Fund’s investments were in emerging markets.

Geographic Concentration Risk. Because the Fund intends to focus its investments in a particular geographic region, the Fund’s performance is expected to be closely tied to various factors such as social, financial, economic, and political conditions within that region or country. Specifically, the Fund’s investments in Asian issuers increase the Fund’s exposure to the risks associated with volatile securities markets, adverse exchange rates, social, political and regulatory developments, and economic environmental events (such as natural disasters) which may be particular to Asian countries. Events that negatively affect the fiscal stability of Asian countries may cause the value of the Fund’s shares to decrease, in some cases significantly. As a result, the Fund is likely to be more volatile than more geographically diverse funds. In addition, many of the economies of the Asian countries in which the Fund invests are interdependent, which may cause them to experience the impact of such events at the same time or may increase the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the Fund’s performance during the period indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 16.48% Worst Quarter: Second Quarter 2012 −7.46%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) All Country Asia ex-Japan Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.43%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	2.88%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.55%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	994
3 Years	rr_ExpenseExampleYear03	1,838
5 Years	rr_ExpenseExampleYear05	2,693
10 Years	rr_ExpenseExampleYear10	4,871
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	994
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,838
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,693
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,871
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.45%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	3.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.31%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	644
3 Years	rr_ExpenseExampleYear03	1,624
5 Years	rr_ExpenseExampleYear05	2,695
10 Years	rr_ExpenseExampleYear10	5,329
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	544
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,624
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,695
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,329
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.02%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	3.23%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.79%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	502
3 Years	rr_ExpenseExampleYear03	1,506
5 Years	rr_ExpenseExampleYear05	2,509
10 Years	rr_ExpenseExampleYear10	5,015
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	502
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,506
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,509
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,015
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.63%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	2.34%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.29%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	365
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	1,878
10 Years	rr_ExpenseExampleYear10	3,889
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	365
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,878
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,889
2012	rr_AnnualReturn2012	28.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.46%)
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.34%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	2.80%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.54%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	435
3 Years	rr_ExpenseExampleYear03	1,315
5 Years	rr_ExpenseExampleYear05	2,206
10 Years	rr_ExpenseExampleYear10	4,486
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	435
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,315
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,206
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,486
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	21.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	26.01%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.06%
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.89%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.90%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class A, C, S, I, T Shares | Morgan Stanley Capital International All Country Asia ex-Japan Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country Asia ex-Japan Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	22.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011

[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees ��� applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 1.25% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY Janus Emerging Markets Fund
INVESTMENT OBJECTIVE
Janus Emerging Markets Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Emerging Markets Fund Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Emerging Markets Fund Class A, C, S, I, N, T Shares		Class A	Class C	Class S	Class I	Class N		Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class N		Class T
Management Fees (may adjust up or down)		0.91%	0.91%	0.91%	0.91%	0.91%		0.91%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none		none
Other Expenses		1.15%	1.08%	1.35%	0.86%	0.84%	[1]	1.23%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%	0.05%		0.05%
Total Annual Fund Operating Expenses	[2]	2.36%	3.04%	2.56%	1.82%	1.80%		2.19%
Fee Waiver	[2]	0.78%	0.78%	0.82%	0.56%	0.56%		0.70%
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.58%	2.26%	1.74%	1.26%	1.24%		1.49%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees ��� applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 1.25% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Emerging Markets Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	800	1,269	1,763	3,116
Class C	Class C Shares	407	939	1,596	3,355
Class S	Class S Shares	259	796	1,360	2,895
Class I	Class I Shares	185	573	985	2,137
Class N	Class N Shares	183	566	975	2,116
Class T	Class T Shares	222	685	1,175	2,524

If Shares are not redeemed:
Expense Example, No Redemption Janus Emerging Markets Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	800	1,269	1,763	3,116
Class C	Class C Shares	307	939	1,596	3,355
Class S	Class S Shares	259	796	1,360	2,895
Class I	Class I Shares	185	573	985	2,137
Class N	Class N Shares	183	566	975	2,116
Class T	Class T Shares	222	685	1,175	2,524

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks and convertible securities, but may also invest in other types of instruments, such as equity-linked securities and exchange-traded funds. The Fund may invest in companies of any market capitalization. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Although the Fund intends to invest substantially all of its assets in several issuers located in emerging market countries, it may invest up to 20% of its net assets in securities of issuers located in the U.S. or other developed market issuers, and it may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Fund may also invest in domestic and foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, particularly investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of securities in which the ETF is invested, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares of the Fund commenced operations with the Fund’s inception.

  The performance shown for Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares is calculated using the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: First Quarter 2012 16.05% Worst Quarter: Third Quarter 2011 −24.70%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Emerging Markets Fund Class A, C, S, I, N, T Shares	Column	Label		1 Year	Since Inception	Inception Date
Class I Return Before Taxes	Class I Shares	Return Before Taxes		14.40%	(6.32%)	Dec 28, 2010
Class I Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		14.46%	(6.32%)	Dec 28, 2010
Class I Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.62%	(5.26%)	Dec 28, 2010
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	7.55%	(9.18%)	Dec 28, 2010
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	11.95%	(7.04%)	Dec 28, 2010
Class S Return Before Taxes	Class S Shares	Return Before Taxes		13.73%	(6.60%)	Dec 28, 2010
Class N Return Before Taxes	Class N Shares	Return Before Taxes		11.74%	(8.55%)	Dec 28, 2010
Class T Return Before Taxes	Class T Shares	Return Before Taxes		13.92%	(6.46%)	Dec 28, 2010
Morgan Stanley Capital International Emerging Markets Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International Emerging Markets Index℠ (net of foreign withholding taxes)		18.22%	(0.68%)	Dec 28, 2010
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Emerging Markets Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks and convertible securities, but may also invest in other types of instruments, such as equity-linked securities and exchange-traded funds. The Fund may invest in companies of any market capitalization. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Although the Fund intends to invest substantially all of its assets in several issuers located in emerging market countries, it may invest up to 20% of its net assets in securities of issuers located in the U.S. or other developed market issuers, and it may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Fund may also invest in domestic and foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, particularly investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of securities in which the ETF is invested, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares of the Fund commenced operations with the Fund’s inception.

  The performance shown for Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares is calculated using the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 16.05% Worst Quarter: Third Quarter 2011 −24.70%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) Emerging Markets Indexsm is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.58%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	800
3 Years	rr_ExpenseExampleYear03	1,269
5 Years	rr_ExpenseExampleYear05	1,763
10 Years	rr_ExpenseExampleYear10	3,116
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	800
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,269
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,763
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,116
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.78%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.26%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	407
3 Years	rr_ExpenseExampleYear03	939
5 Years	rr_ExpenseExampleYear05	1,596
10 Years	rr_ExpenseExampleYear10	3,355
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	307
3 Years	rr_ExpenseExampleNoRedemptionYear03	939
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,596
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,355
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.82%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.74%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	259
3 Years	rr_ExpenseExampleYear03	796
5 Years	rr_ExpenseExampleYear05	1,360
10 Years	rr_ExpenseExampleYear10	2,895
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	259
3 Years	rr_ExpenseExampleNoRedemptionYear03	796
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,360
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,895
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.26%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	185
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	985
10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	573
5 Years	rr_ExpenseExampleNoRedemptionYear05	985
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
2011	rr_AnnualReturn2011	(24.02%)
2012	rr_AnnualReturn2012	14.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.70%)
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.84%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	2,116
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	566
5 Years	rr_ExpenseExampleNoRedemptionYear05	975
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,116
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	222
3 Years	rr_ExpenseExampleYear03	685
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	222
3 Years	rr_ExpenseExampleNoRedemptionYear03	685
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	7.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(9.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	11.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.73%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(8.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.46%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.46%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[5]
1 Year	rr_AverageAnnualReturnYear01	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class A, C, S, I, N, T Shares | Morgan Stanley Capital International Emerging Markets Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International Emerging Markets Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010

[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding any performance adjustments to management fees, the distribution and shareholder servicing fees ��� applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to 1.25% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[3]	Calculated assuming maximum permitted sales loads.
[4]	The one year return is calculated to include the contingent deferred sales charge.
[5]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Global Life Sciences Fund | Class A, C, S, I, T Shares
FUND SUMMARY Janus Global Life Sciences Fund
INVESTMENT OBJECTIVE
Janus Global Life Sciences Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Global Life Sciences Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Global Life Sciences Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none
Other Expenses	0.20%	0.22%	0.35%	0.23%	0.35%
Total Annual Fund Operating Expenses	1.09%	1.86%	1.24%	0.87%	0.99%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Global Life Sciences Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	680	902	1,141	1,827
Class C	Class C Shares	289	585	1,006	2,180
Class S	Class S Shares	126	393	681	1,500
Class I	Class I Shares	89	278	482	1,073
Class T	Class T Shares	101	315	547	1,213

If Shares are not redeemed:
Expense Example, No Redemption Janus Global Life Sciences Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	680	902	1,141	1,827
Class C	Class C Shares	189	585	1,006	2,180
Class S	Class S Shares	126	393	681	1,500
Class I	Class I Shares	89	278	482	1,073
Class T	Class T Shares	101	315	547	1,213

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. As a fundamental policy, the Fund normally invests at least 25% of its total assets in the “life sciences” sector, which may include companies in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 4.3% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Concentration Risk. The Fund focuses its investments in “life sciences” related industry groups. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: First Quarter 2012 15.14% Worst Quarter: Fourth Quarter 2008 −18.91%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Life Sciences Fund Class A, C, S, I, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		24.66%	5.38%	9.81%	8.50%	Dec 31, 1998
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		23.99%	5.24%	9.74%	8.45%	Dec 31, 1998
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		16.95%	4.64%	8.76%	7.66%	Dec 31, 1998
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	17.37%	4.04%	9.04%	7.90%	Dec 31, 1998
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	22.35%	4.48%	8.89%	7.57%	Dec 31, 1998
Class S Return Before Taxes	Class S Shares	Return Before Taxes		24.35%	5.09%	9.51%	8.20%	Dec 31, 1998
Class I Return Before Taxes	Class I Shares	Return Before Taxes		24.84%	5.38%	9.81%	8.50%	Dec 31, 1998
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	2.94%	Dec 31, 1998
Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes)		17.54%	4.22%	6.90%	3.30%	Dec 31, 1998
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Life Sciences Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Life Sciences Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. As a fundamental policy, the Fund normally invests at least 25% of its total assets in the “life sciences” sector, which may include companies in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 4.3% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Concentration Risk. The Fund focuses its investments in “life sciences” related industry groups. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 15.14% Worst Quarter: Fourth Quarter 2008 −18.91%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	902
5 Years	rr_ExpenseExampleYear05	1,141
10 Years	rr_ExpenseExampleYear10	1,827
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	680
3 Years	rr_ExpenseExampleNoRedemptionYear03	902
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,141
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,827
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	289
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,180
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,180
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	126
3 Years	rr_ExpenseExampleNoRedemptionYear03	393
5 Years	rr_ExpenseExampleNoRedemptionYear05	681
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,500
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	482
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
2003	rr_AnnualReturn2003	27.44%
2004	rr_AnnualReturn2004	14.95%
2005	rr_AnnualReturn2005	11.45%
2006	rr_AnnualReturn2006	(1.95%)
2007	rr_AnnualReturn2007	22.53%
2008	rr_AnnualReturn2008	(28.77%)
2009	rr_AnnualReturn2009	26.30%
2010	rr_AnnualReturn2010	8.13%
2011	rr_AnnualReturn2011	7.18%
2012	rr_AnnualReturn2012	24.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.91%)
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	17.37%
5 Years	rr_AverageAnnualReturnYear05	4.04%
10 Years	rr_AverageAnnualReturnYear10	9.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	22.35%
5 Years	rr_AverageAnnualReturnYear05	4.48%
10 Years	rr_AverageAnnualReturnYear10	8.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.35%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.84%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.66%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	23.99%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.95%
5 Years	rr_AverageAnnualReturnYear05	4.64%
10 Years	rr_AverageAnnualReturnYear10	8.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class A, C, S, I, T Shares | Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	17.54%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

Janus Global Research Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY Janus Global Research Fund
INVESTMENT OBJECTIVE
Janus Global Research Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Global Research Fund Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Global Research Fund Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N		Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class T
Management Fees (may adjust up or down)	0.74%	0.74%	0.74%	0.74%	0.74%		0.74%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		none
Other Expenses	0.23%	0.32%	0.39%	0.23%	0.13%	[1]	0.38%
Total Annual Fund Operating Expenses	1.22%	2.06%	1.38%	0.97%	0.87%		1.12%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Global Research Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	692	940	1,207	1,967
Class C	Class C Shares	309	646	1,108	2,390
Class S	Class S Shares	140	437	755	1,657
Class I	Class I Shares	99	309	536	1,190
Class N	Class N Shares	89	278	482	1,073
Class T	Class T Shares	114	356	617	1,363

If Shares are not redeemed:
Expense Example, No Redemption Janus Global Research Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	692	940	1,207	1,967
Class C	Class C Shares	209	646	1,108	2,390
Class S	Class S Shares	140	437	755	1,657
Class I	Class I Shares	99	309	536	1,190
Class N	Class N Shares	89	278	482	1,073
Class T	Class T Shares	114	356	617	1,363

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund which represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Fund’s benchmark index) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 3.7% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 24.54% Worst Quarter: Fourth Quarter 2008 −24.95%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Research Fund Class A, C, S, I, N, T Shares	Column	Label		1 Year	5 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		16.76%	0.59%	8.03%	Feb 25, 2005
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		16.67%	0.53%	7.53%	Feb 25, 2005
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		11.01%	0.50%	6.82%	Feb 25, 2005
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	9.92%	(0.64%)	7.18%	Feb 25, 2005
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	14.55%	(0.28%)	7.15%	Feb 25, 2005
Class S Return Before Taxes	Class S Shares	Return Before Taxes		16.47%	0.30%	7.74%	Feb 25, 2005
Class I Return Before Taxes	Class I Shares	Return Before Taxes		16.93%	0.59%	8.03%	Feb 25, 2005
Class N Return Before Taxes	Class N Shares	Return Before Taxes		16.76%	0.59%	8.03%	Feb 25, 2005
Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes)		16.12%	(0.28%)	4.63%	Feb 25, 2005
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	(1.16%)	4.33%	Feb 25, 2005
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Morgan Stanley Capital International (“MSCI”) World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Research Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Research Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Research Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund which represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Fund’s benchmark index) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 3.7% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 24.54% Worst Quarter: Fourth Quarter 2008 −24.95%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	692
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,207
10 Years	rr_ExpenseExampleYear10	1,967
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	692
3 Years	rr_ExpenseExampleNoRedemptionYear03	940
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,207
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,967
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	309
3 Years	rr_ExpenseExampleYear03	646
5 Years	rr_ExpenseExampleYear05	1,108
10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	646
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,657
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	309
5 Years	rr_ExpenseExampleNoRedemptionYear05	536
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	482
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,073
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	356
5 Years	rr_ExpenseExampleNoRedemptionYear05	617
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
2006	rr_AnnualReturn2006	18.40%
2007	rr_AnnualReturn2007	26.75%
2008	rr_AnnualReturn2008	(45.49%)
2009	rr_AnnualReturn2009	45.18%
2010	rr_AnnualReturn2010	20.62%
2011	rr_AnnualReturn2011	(7.59%)
2012	rr_AnnualReturn2012	16.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.95%)
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05	(0.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	14.55%
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.47%
5 Years	rr_AverageAnnualReturnYear05	0.30%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.76%
5 Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.76%
5 Years	rr_AverageAnnualReturnYear05	0.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.67%
5 Years	rr_AverageAnnualReturnYear05	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.01%
5 Years	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.12%
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class A, C, S, I, N, T Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

Janus Global Select Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Global Select Fund
INVESTMENT OBJECTIVE
Janus Global Select Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Global Select Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Global Select Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%		0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.31%	0.32%	0.34%	0.24%	0.09%	[1]	0.33%	0.34%
Total Annual Fund Operating Expenses	1.20%	1.96%	1.23%	0.88%	0.73%		1.47%	0.98%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Global Select Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	690	934	1,197	1,946
Class C	Class C Shares	299	615	1,057	2,285
Class S	Class S Shares	125	390	676	1,489
Class I	Class I Shares	90	281	488	1,084
Class N	Class N Shares	75	233	406	906
Class R	Class R Shares	150	465	803	1,757
Class T	Class T Shares	100	312	542	1,201

If Shares are not redeemed:
Expense Example, No Redemption Janus Global Select Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	690	934	1,197	1,946
Class C	Class C Shares	199	615	1,057	2,285
Class S	Class S Shares	125	390	676	1,489
Class I	Class I Shares	90	281	488	1,084
Class N	Class N Shares	75	233	406	906
Class R	Class R Shares	150	465	803	1,757
Class T	Class T Shares	100	312	542	1,201

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally investing primarily in a core group of 40-70 domestic and foreign common stocks selected for their growth potential and normally investing at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in U.S. and foreign debt securities. The Fund may also invest in emerging markets but will normally limit such investments to 30% of its net assets, measured at the time of purchase. As of September 30, 2012, the Fund held stocks of 67 companies. Of these holdings, 40 comprised approximately 73.38% of the Fund’s holdings.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 8.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 26.71% Worst Quarter: Fourth Quarter 2008 −32.29%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Select Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		4.20%	(4.40%)	9.62%	0.43%	Jun 30, 2000
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		4.22%	(4.47%)	9.55%	0.37%	Jun 30, 2000
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.91%	(3.66%)	8.59%	0.37%	Jun 30, 2000
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	(2.05%)	(5.65%)	8.90%	(0.10%)	Jun 30, 2000
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	2.09%	(5.30%)	8.73%	(0.39%)	Jun 30, 2000
Class S Return Before Taxes	Class S Shares	Return Before Taxes		4.28%	(4.59%)	9.40%	0.23%	Jun 30, 2000
Class I Return Before Taxes	Class I Shares	Return Before Taxes		4.40%	(4.40%)	9.62%	0.43%	Jun 30, 2000
Class N Return Before Taxes	Class N Shares	Return Before Taxes		4.20%	(4.40%)	9.62%	0.43%	Jun 30, 2000
Class R Return Before Taxes	Class R Shares	Return Before Taxes		3.75%	(4.90%)	9.10%	(0.05%)	Jun 30, 2000
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	(1.16%)	8.11%	2.12%	Jun 30, 2000
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Select Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Select Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing primarily in a core group of 40-70 domestic and foreign common stocks selected for their growth potential and normally investing at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in U.S. and foreign debt securities. The Fund may also invest in emerging markets but will normally limit such investments to 30% of its net assets, measured at the time of purchase. As of September 30, 2012, the Fund held stocks of 67 companies. Of these holdings, 40 comprised approximately 73.38% of the Fund’s holdings.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 8.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 26.71% Worst Quarter: Fourth Quarter 2008 −32.29%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	690
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,197
10 Years	rr_ExpenseExampleYear10	1,946
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	690
3 Years	rr_ExpenseExampleNoRedemptionYear03	934
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	299
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	390
5 Years	rr_ExpenseExampleNoRedemptionYear05	676
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,489
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	281
5 Years	rr_ExpenseExampleNoRedemptionYear05	488
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	406
10 Years	rr_ExpenseExampleNoRedemptionYear10	906
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	803
10 Years	rr_ExpenseExampleYear10	1,757
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	150
3 Years	rr_ExpenseExampleNoRedemptionYear03	465
5 Years	rr_ExpenseExampleNoRedemptionYear05	803
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,757
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
2003	rr_AnnualReturn2003	43.81%
2004	rr_AnnualReturn2004	14.90%
2005	rr_AnnualReturn2005	20.93%
2006	rr_AnnualReturn2006	18.64%
2007	rr_AnnualReturn2007	32.38%
2008	rr_AnnualReturn2008	(49.78%)
2009	rr_AnnualReturn2009	54.74%
2010	rr_AnnualReturn2010	20.01%
2011	rr_AnnualReturn2011	(17.84%)
2012	rr_AnnualReturn2012	4.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.29%)
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(2.05%)
5 Years	rr_AverageAnnualReturnYear05	(5.65%)
10 Years	rr_AverageAnnualReturnYear10	8.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(5.30%)
10 Years	rr_AverageAnnualReturnYear10	8.73%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.28%
5 Years	rr_AverageAnnualReturnYear05	(4.59%)
10 Years	rr_AverageAnnualReturnYear10	9.40%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.40%
5 Years	rr_AverageAnnualReturnYear05	(4.40%)
10 Years	rr_AverageAnnualReturnYear10	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	(4.40%)
10 Years	rr_AverageAnnualReturnYear10	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	(4.90%)
10 Years	rr_AverageAnnualReturnYear10	9.10%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	(4.40%)
10 Years	rr_AverageAnnualReturnYear10	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	(4.47%)
10 Years	rr_AverageAnnualReturnYear10	9.55%
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	2.91%
5 Years	rr_AverageAnnualReturnYear05	(3.66%)
10 Years	rr_AverageAnnualReturnYear10	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class A, C, S, I, N, R, T Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Global Technology Fund | Class A, C, S, I, T Shares
FUND SUMMARY Janus Global Technology Fund
INVESTMENT OBJECTIVE
Janus Global Technology Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Global Technology Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Global Technology Fund Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class T
Management Fees	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none
Other Expenses	0.29%	0.35%	0.38%	0.28%	0.38%
Short Sale Dividend Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Remaining Other Expenses	0.27%	0.33%	0.36%	0.26%	0.36%
Total Annual Fund Operating Expenses	1.18%	1.99%	1.27%	0.92%	1.02%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Global Technology Fund Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	688	928	1,187	1,924
Class C	Class C Shares	302	624	1,073	2,317
Class S	Class S Shares	129	403	697	1,534
Class I	Class I Shares	94	293	509	1,131
Class T	Class T Shares	104	325	563	1,248

If Shares are not redeemed:
Expense Example, No Redemption Janus Global Technology Fund Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	688	928	1,187	1,924
Class C	Class C Shares	202	624	1,073	2,317
Class S	Class S Shares	129	403	697	1,534
Class I	Class I Shares	94	293	509	1,131
Class T	Class T Shares	104	325	563	1,248

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:
  companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and
  companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.
The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 3.4% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Industry Risk. Although the Fund does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Fund’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 26.81% Worst Quarter: Fourth Quarter 2008 −25.94%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Technology Fund Class A, C, S, I, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		19.28%	3.93%	10.24%	4.86%	Dec 31, 1998
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		19.22%	3.92%	10.23%	4.78%	Dec 31, 1998
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		12.62%	3.38%	9.16%	4.25%	Dec 31, 1998
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	12.21%	2.58%	9.50%	4.28%	Dec 31, 1998
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	16.90%	2.99%	9.39%	3.95%	Dec 31, 1998
Class S Return Before Taxes	Class S Shares	Return Before Taxes		18.91%	3.65%	10.00%	4.57%	Dec 31, 1998
Class I Return Before Taxes	Class I Shares	Return Before Taxes		19.38%	3.93%	10.24%	4.86%	Dec 31, 1998
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	1.66%	7.10%	2.94%	Dec 31, 1998
Morgan Stanley Capital International World Information Technology Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Information Technology Index (net of foreign withholding taxes)		13.30%	0.87%	7.66%	0.38%	Dec 31, 1998
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Technology Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Technology Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Technology Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:
  companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and
  companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.
The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 3.4% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Industry Risk. Although the Fund does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Fund’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, and Class I Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 26.81% Worst Quarter: Fourth Quarter 2008 −25.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Global Technology Fund | Class A, C, S, I, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	688
3 Years	rr_ExpenseExampleYear03	928
5 Years	rr_ExpenseExampleYear05	1,187
10 Years	rr_ExpenseExampleYear10	1,924
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	688
3 Years	rr_ExpenseExampleNoRedemptionYear03	928
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,187
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,924
Janus Global Technology Fund | Class A, C, S, I, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Janus Global Technology Fund | Class A, C, S, I, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
Janus Global Technology Fund | Class A, C, S, I, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
Janus Global Technology Fund | Class A, C, S, I, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	104
3 Years	rr_ExpenseExampleNoRedemptionYear03	325
5 Years	rr_ExpenseExampleNoRedemptionYear05	563
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,248
2003	rr_AnnualReturn2003	47.14%
2004	rr_AnnualReturn2004	1.23%
2005	rr_AnnualReturn2005	11.50%
2006	rr_AnnualReturn2006	7.98%
2007	rr_AnnualReturn2007	21.88%
2008	rr_AnnualReturn2008	(43.27%)
2009	rr_AnnualReturn2009	57.29%
2010	rr_AnnualReturn2010	24.57%
2011	rr_AnnualReturn2011	(8.54%)
2012	rr_AnnualReturn2012	19.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.94%)
Janus Global Technology Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	12.21%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	16.90%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	9.39%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.91%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	10.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.38%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class A, C, S, I, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.28%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	10.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class A, C, S, I, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.22%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class A, C, S, I, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	9.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class A, C, S, I, T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class A, C, S, I, T Shares | Morgan Stanley Capital International World Information Technology Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Information Technology Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

Janus International Equity Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus International Equity Fund
INVESTMENT OBJECTIVE
Janus International Equity Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus International Equity Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus International Equity Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees (may adjust up or down)	0.81%	0.81%	0.81%	0.81%	0.81%		0.81%	0.81%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.26%	0.33%	0.39%	0.18%	0.14%	[1]	0.38%	0.39%
Total Annual Fund Operating Expenses	1.32%	2.14%	1.45%	0.99%	0.95%		1.69%	1.20%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus International Equity Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	702	969	1,257	2,074
Class C	Class C Shares	317	670	1,149	2,472
Class S	Class S Shares	148	459	792	1,735
Class I	Class I Shares	101	315	547	1,213
Class N	Class N Shares	97	303	525	1,166
Class R	Class R Shares	172	533	918	1,998
Class T	Class T Shares	122	381	660	1,455

If Shares are not redeemed:
Expense Example, No Redemption Janus International Equity Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	702	969	1,257	2,074
Class C	Class C Shares	217	670	1,149	2,472
Class S	Class S Shares	148	459	792	1,735
Class I	Class I Shares	101	315	547	1,213
Class N	Class N Shares	97	303	525	1,166
Class R	Class R Shares	172	533	918	1,998
Class T	Class T Shares	122	381	660	1,455

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 60-100 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Fund may also invest in foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Fund’s primary benchmark index, currently the Morgan Stanley Capital International EAFE® Index.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). As of September 30, 2012, approximately 10.8% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class R Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser International Equity Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class R Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class I Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers. The performance shown for Class N Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class I Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.
If Class T Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, Class N Shares, Class R Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: Second Quarter 2009 31.95% Worst Quarter: Third Quarter 2008 −24.25%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus International Equity Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	Since Inception of Predecessor Fund	Inception Date
Class I Return Before Taxes	Class I Shares	Return Before Taxes		18.94%	(0.73%)	3.60%	Nov 28, 2006
Class I Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		18.92%	(0.85%)	3.47%	Nov 28, 2006
Class I Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.76%	(0.56%)	3.15%	Nov 28, 2006
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	11.76%	(2.22%)	2.34%	Nov 28, 2006
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	16.34%	(1.85%)	2.45%	Nov 28, 2006
Class S Return Before Taxes	Class S Shares	Return Before Taxes		20.08%	(0.63%)	3.59%	Nov 28, 2006
Class N Return Before Taxes	Class N Shares	Return Before Taxes		18.94%	(0.73%)	3.60%	Nov 28, 2006
Class R Return Before Taxes	Class R Shares	Return Before Taxes		18.13%	(1.49%)	2.80%	Nov 28, 2006
Class T Return Before Taxes	Class T Shares	Return Before Taxes		18.79%	(0.91%)	3.43%	Nov 28, 2006
Morgan Stanley Capital International EAFE�� Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International EAFE® Index (net of foreign withholding taxes)		17.32%	(3.69%)	(0.51%)	Nov 28, 2006
Morgan Stanley Capital International All Country World ex-U.S. Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes)		16.83%	(2.89%)	0.95%	Nov 28, 2006
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Morgan Stanley Capital International (“MSCI”) EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus International Equity Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 60-100 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Fund may also invest in foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Fund’s primary benchmark index, currently the Morgan Stanley Capital International EAFE® Index.

		The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). As of September 30, 2012, approximately 10.8% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class R Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser International Equity Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, Class S Shares, and Class R Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class I Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers. The performance shown for Class N Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class I Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.
If Class T Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, Class N Shares, Class R Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 31.95% Worst Quarter: Third Quarter 2008 −24.25%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.81%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	969
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	2,074
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	702
3 Years	rr_ExpenseExampleNoRedemptionYear03	969
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,257
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,074
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.81%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	317
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	1,149
10 Years	rr_ExpenseExampleYear10	2,472
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,472
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.81%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	792
10 Years	rr_ExpenseExampleYear10	1,735
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	459
5 Years	rr_ExpenseExampleNoRedemptionYear05	792
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,735
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.81%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
2007	rr_AnnualReturn2007	22.23%
2008	rr_AnnualReturn2008	(45.99%)
2009	rr_AnnualReturn2009	52.08%
2010	rr_AnnualReturn2010	14.30%
2011	rr_AnnualReturn2011	(13.67%)
2012	rr_AnnualReturn2012	18.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.25%)
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.81%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.81%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	172
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	1,998
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	172
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	918
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,998
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.81%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	381
5 Years	rr_ExpenseExampleNoRedemptionYear05	660
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,455
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	(2.22%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	16.34%
5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.08%
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.94%
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.94%
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.13%
5 Years	rr_AverageAnnualReturnYear05	(1.49%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.79%
5 Years	rr_AverageAnnualReturnYear05	(0.91%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	(0.85%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Morgan Stanley Capital International EAFE�� Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE® Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	(0.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class A, C, S, I, N, R, T Shares | Morgan Stanley Capital International All Country World ex-U.S. Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Overseas Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Overseas Fund
INVESTMENT OBJECTIVE
Janus Overseas Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Overseas Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Overseas Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees (may adjust up or down)	0.44%	0.44%	0.44%	0.44%	0.44%		0.44%	0.44%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.30%	0.31%	0.32%	0.19%	0.05%	[1]	0.31%	0.32%
Total Annual Fund Operating Expenses	0.99%	1.75%	1.01%	0.63%	0.49%		1.25%	0.76%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Overseas Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	670	872	1,091	1,718
Class C	Class C Shares	278	551	949	2,062
Class S	Class S Shares	103	322	558	1,236
Class I	Class I Shares	64	202	351	786
Class N	Class N Shares	50	157	274	616
Class R	Class R shares	127	397	686	1,511
Class T	Class T Shares	78	243	422	942

If Shares are not redeemed:
Expense Example, No Redemption Janus Overseas Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	670	872	1,091	1,718
Class C	Class C Shares	178	551	949	2,062
Class S	Class S Shares	103	322	558	1,236
Class I	Class I Shares	64	202	351	786
Class N	Class N Shares	50	157	274	616
Class R	Class R shares	127	397	686	1,511
Class T	Class T Shares	78	243	422	942

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund typically invests 80% or more of its assets in issuers located outside the United States, it also may normally invest up to 20% of its assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 34.4% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 36.78% Worst Quarter: Fourth Quarter 2008 −27.94%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Overseas Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		12.42%	(5.37%)	11.85%	9.97%	May 2, 1994
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		11.50%	(5.87%)	11.33%	9.33%	May 2, 1994
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.40%	(4.56%)	10.63%	8.90%	May 2, 1994
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	5.64%	(6.63%)	11.05%	9.51%	May 2, 1994
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	10.14%	(6.27%)	10.90%	9.13%	May 2, 1994
Class S Return Before Taxes	Class S Shares	Return Before Taxes		12.09%	(5.64%)	11.54%	9.70%	May 2, 1994
Class I Return Before Taxes	Class I Shares	Return Before Taxes		12.53%	(5.37%)	11.85%	9.97%	May 2, 1994
Class N Return Before Taxes	Class N Shares	Return Before Taxes		12.42%	(5.37%)	11.85%	9.97%	May 2, 1994
Class R Return Before Taxes	Class R shares	Return Before Taxes		11.84%	(5.89%)	11.27%	9.46%	May 2, 1994
Morgan Stanley Capital International All Country World ex-U.S. Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes)		16.83%	(2.89%)	9.74%		May 2, 1994
Morgan Stanley Capital International EAFE�� Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International EAFE® Index (net of foreign withholding taxes)		17.32%	(3.69%)	8.21%	4.51%	May 2, 1994
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Morgan Stanley Capital International (“MSCI”) All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Overseas Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Overseas Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund typically invests 80% or more of its assets in issuers located outside the United States, it also may normally invest up to 20% of its assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 34.4% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 36.78% Worst Quarter: Fourth Quarter 2008 −27.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.44%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	670
3 Years	rr_ExpenseExampleYear03	872
5 Years	rr_ExpenseExampleYear05	1,091
10 Years	rr_ExpenseExampleYear10	1,718
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	670
3 Years	rr_ExpenseExampleNoRedemptionYear03	872
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,091
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,718
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.44%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.44%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	322
5 Years	rr_ExpenseExampleNoRedemptionYear05	558
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.44%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	786
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.44%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	616
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	50
3 Years	rr_ExpenseExampleNoRedemptionYear03	157
5 Years	rr_ExpenseExampleNoRedemptionYear05	274
10 Years	rr_ExpenseExampleNoRedemptionYear10	616
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.44%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R shares
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	686
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.44%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	942
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	78
3 Years	rr_ExpenseExampleNoRedemptionYear03	243
5 Years	rr_ExpenseExampleNoRedemptionYear05	422
10 Years	rr_ExpenseExampleNoRedemptionYear10	942
2003	rr_AnnualReturn2003	36.79%
2004	rr_AnnualReturn2004	18.58%
2005	rr_AnnualReturn2005	32.39%
2006	rr_AnnualReturn2006	47.21%
2007	rr_AnnualReturn2007	27.76%
2008	rr_AnnualReturn2008	(52.75%)
2009	rr_AnnualReturn2009	78.12%
2010	rr_AnnualReturn2010	19.28%
2011	rr_AnnualReturn2011	(32.78%)
2012	rr_AnnualReturn2012	12.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.94%)
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	(6.63%)
10 Years	rr_AverageAnnualReturnYear10	11.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	10.14%
5 Years	rr_AverageAnnualReturnYear05	(6.27%)
10 Years	rr_AverageAnnualReturnYear10	10.90%
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.09%
5 Years	rr_AverageAnnualReturnYear05	(5.64%)
10 Years	rr_AverageAnnualReturnYear10	11.54%
Since Inception	rr_AverageAnnualReturnSinceInception	9.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.53%
5 Years	rr_AverageAnnualReturnYear05	(5.37%)
10 Years	rr_AverageAnnualReturnYear10	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	(5.37%)
10 Years	rr_AverageAnnualReturnYear10	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.84%
5 Years	rr_AverageAnnualReturnYear05	(5.89%)
10 Years	rr_AverageAnnualReturnYear10	11.27%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	(5.37%)
10 Years	rr_AverageAnnualReturnYear10	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.50%
5 Years	rr_AverageAnnualReturnYear05	(5.87%)
10 Years	rr_AverageAnnualReturnYear10	11.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	(4.56%)
10 Years	rr_AverageAnnualReturnYear10	10.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Morgan Stanley Capital International All Country World ex-U.S. Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class A, C, S, I, N, R, T Shares | Morgan Stanley Capital International EAFE�� Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE® Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Worldwide Fund
INVESTMENT OBJECTIVE
Janus Worldwide Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Worldwide Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Worldwide Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees (may adjust up or down)	0.59%	0.59%	0.59%	0.59%	0.59%		0.59%	0.59%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.24%	0.28%	0.33%	0.23%	0.08%	[1]	0.33%	0.33%
Total Annual Fund Operating Expenses	1.08%	1.87%	1.17%	0.82%	0.67%		1.42%	0.92%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Worldwide Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	679	899	1,136	1,816
Class C	Class C Shares	290	588	1,011	2,190
Class S	Class S Shares	119	372	644	1,420
Class I	Class I Shares	84	262	455	1,014
Class N	Class N Shares	68	214	373	835
Class R	Class R Shares	145	449	776	1,702
Class T	Class T Shares	94	293	509	1,131

If Shares are not redeemed:
Expense Example, No Redemption Janus Worldwide Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	679	899	1,136	1,816
Class C	Class C Shares	190	588	1,011	2,190
Class S	Class S Shares	119	372	644	1,420
Class I	Class I Shares	84	262	455	1,014
Class N	Class N Shares	68	214	373	835
Class R	Class R Shares	145	449	776	1,702
Class T	Class T Shares	94	293	509	1,131

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 6.9% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 23.17% Worst Quarter: Fourth Quarter 2008 −23.27%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Worldwide Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		19.84%	(2.01%)	4.91%	8.01%	May 15, 1991
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		19.66%	(2.13%)	4.80%	7.36%	May 15, 1991
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	13.13%	(1.71%)	4.31%	6.97%	May 15, 1991
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	12.76%	(3.02%)	4.35%	7.73%	May 15, 1991
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	17.47%	(2.66%)	4.17%	7.31%	May 15, 1991
Class S Return Before Taxes	Class S Shares	Return Before Taxes		19.55%	(2.01%)	4.79%	7.87%	May 15, 1991
Class I Return Before Taxes	Class I Shares	Return Before Taxes		19.96%	(2.01%)	4.91%	8.01%	May 15, 1991
Class N Return Before Taxes	Class N Shares	Return Before Taxes		19.84%	(2.01%)	4.91%	8.01%	May 15, 1991
Class R Return Before Taxes	Class R Shares	Return Before Taxes		19.23%	(2.26%)	4.53%	7.64%	May 15, 1991
Morgan Stanley Capital International World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes)		15.83%	(1.18%)	7.51%	6.42%	May 15, 1991
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	(1.16%)	8.11%		May 15, 1991
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Morgan Stanley Capital International (“MSCI”) World Index℠ is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Worldwide Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Worldwide Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 88 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 6.9% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 23.17% Worst Quarter: Fourth Quarter 2008 −23.27%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) World Index℠ is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.59%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	679
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,136
10 Years	rr_ExpenseExampleYear10	1,816
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	679
3 Years	rr_ExpenseExampleNoRedemptionYear03	899
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,136
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,816
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.59%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.59%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	372
5 Years	rr_ExpenseExampleNoRedemptionYear05	644
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,420
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.59%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	455
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,014
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.59%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	835
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.59%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class R Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.59%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,131
2003	rr_AnnualReturn2003	24.23%
2004	rr_AnnualReturn2004	5.54%
2005	rr_AnnualReturn2005	5.84%
2006	rr_AnnualReturn2006	17.90%
2007	rr_AnnualReturn2007	9.23%
2008	rr_AnnualReturn2008	(45.02%)
2009	rr_AnnualReturn2009	37.68%
2010	rr_AnnualReturn2010	15.62%
2011	rr_AnnualReturn2011	(13.85%)
2012	rr_AnnualReturn2012	19.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.27%)
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Years	rr_AverageAnnualReturnYear05	(3.02%)
10 Years	rr_AverageAnnualReturnYear10	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	17.47%
5 Years	rr_AverageAnnualReturnYear05	(2.66%)
10 Years	rr_AverageAnnualReturnYear10	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.55%
5 Years	rr_AverageAnnualReturnYear05	(2.01%)
10 Years	rr_AverageAnnualReturnYear10	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.96%
5 Years	rr_AverageAnnualReturnYear05	(2.01%)
10 Years	rr_AverageAnnualReturnYear10	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.84%
5 Years	rr_AverageAnnualReturnYear05	(2.01%)
10 Years	rr_AverageAnnualReturnYear10	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class R
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.23%
5 Years	rr_AverageAnnualReturnYear05	(2.26%)
10 Years	rr_AverageAnnualReturnYear10	4.53%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.84%
5 Years	rr_AverageAnnualReturnYear05	(2.01%)
10 Years	rr_AverageAnnualReturnYear10	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.66%
5 Years	rr_AverageAnnualReturnYear05	(2.13%)
10 Years	rr_AverageAnnualReturnYear10	4.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	13.13%
5 Years	rr_AverageAnnualReturnYear05	(1.71%)
10 Years	rr_AverageAnnualReturnYear10	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Morgan Stanley Capital International World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class A, C, S, I, N, R, T Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Asia Equity Fund | Class D Shares
FUND SUMMARY Janus Asia Equity Fund
INVESTMENT OBJECTIVE
Janus Asia Equity Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Janus Asia Equity Fund Class D Shares Class D
Operating Expenses Column [Text]		Class D
Management Fees (may adjust up or down)		0.91%
Other Expenses		1.85%
Total Annual Fund Operating Expenses	[1]	2.76%
Fee Waiver	[1]	1.25%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.51%
[1]	Janus Capital has contractually agreed to waive the Fund���s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.25% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Asia Equity Fund Class D Shares Class D	Class D Shares	279	856	1,459	3,090

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of Asian issuers (excluding Japanese issuers). An Asian issuer is generally considered to be any company that (i) is incorporated or has its principal business activities in an Asian country; (ii) is primarily listed on the trading market of an Asian country; or (iii) derives 50% or more of its revenue from, or has 50% or more of its assets in, one or more Asian countries. The Fund considers “Asian countries” to include, but not be limited to, Hong Kong, China, South Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia, Philippines, India, Vietnam, Pakistan, Russia, and Sri Lanka. Some of these countries may represent developing or emerging markets. The Fund may have significant exposure to emerging market countries.

The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks, depositary receipts, and convertible securities, but may also include other types of instruments, such as equity-linked securities, real estate-related companies, and real estate investment trusts issued by Asian real estate companies. The Fund may invest in companies of any market capitalization. While the Fund intends to diversify its investments across a number of different countries, including emerging market countries, it may, under unusual circumstances, invest all or a significant portion of its assets in a single Asian country. To a more limited degree, the Fund may also invest in U.S. and foreign debt securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio manager will also analyze each company from a macro perspective taking into consideration any important themes or issues that may impact the investment environment in certain regions or sectors and to estimate regional market risks.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an Asian equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 64.4% of the Fund’s investments were in emerging markets.

Geographic Concentration Risk. Because the Fund intends to focus its investments in a particular geographic region, the Fund’s performance is expected to be closely tied to various factors such as social, financial, economic, and political conditions within that region or country. Specifically, the Fund’s investments in Asian issuers increase the Fund’s exposure to the risks associated with volatile securities markets, adverse exchange rates, social, political and regulatory developments, and economic environmental events (such as natural disasters) which may be particular to Asian countries. Events that negatively affect the fiscal stability of Asian countries may cause the value of the Fund’s shares to decrease, in some cases significantly. As a result, the Fund is likely to be more volatile than more geographically diverse funds. In addition, many of the economies of the Asian countries in which the Fund invests are interdependent, which may cause them to experience the impact of such events at the same time or may increase the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: First Quarter 2012 16.18% Worst Quarter: Second Quarter 2012 −7.57%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Asia Equity Fund Class D Shares	Column	Label	1 Year	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	28.43%	0.57%	Jul 29, 2011
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	28.28%	0.50%	Jul 29, 2011
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	18.60%	0.48%	Jul 29, 2011
Morgan Stanley Capital International All Country Asia ex-Japan Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country Asia ex-Japan Index (net of foreign withholding taxes)	22.36%	(0.79%)	Jul 29, 2011

The Morgan Stanley Capital International (“MSCI”) All Country Asia ex-Japan Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Asia Equity Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Asia Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Asia Equity Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of Asian issuers (excluding Japanese issuers). An Asian issuer is generally considered to be any company that (i) is incorporated or has its principal business activities in an Asian country; (ii) is primarily listed on the trading market of an Asian country; or (iii) derives 50% or more of its revenue from, or has 50% or more of its assets in, one or more Asian countries. The Fund considers “Asian countries” to include, but not be limited to, Hong Kong, China, South Korea, Taiwan, Singapore, Malaysia, Thailand, Indonesia, Philippines, India, Vietnam, Pakistan, Russia, and Sri Lanka. Some of these countries may represent developing or emerging markets. The Fund may have significant exposure to emerging market countries.

The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks, depositary receipts, and convertible securities, but may also include other types of instruments, such as equity-linked securities, real estate-related companies, and real estate investment trusts issued by Asian real estate companies. The Fund may invest in companies of any market capitalization. While the Fund intends to diversify its investments across a number of different countries, including emerging market countries, it may, under unusual circumstances, invest all or a significant portion of its assets in a single Asian country. To a more limited degree, the Fund may also invest in U.S. and foreign debt securities. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio manager will also analyze each company from a macro perspective taking into consideration any important themes or issues that may impact the investment environment in certain regions or sectors and to estimate regional market risks.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an Asian equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 64.4% of the Fund’s investments were in emerging markets.

Geographic Concentration Risk. Because the Fund intends to focus its investments in a particular geographic region, the Fund’s performance is expected to be closely tied to various factors such as social, financial, economic, and political conditions within that region or country. Specifically, the Fund’s investments in Asian issuers increase the Fund’s exposure to the risks associated with volatile securities markets, adverse exchange rates, social, political and regulatory developments, and economic environmental events (such as natural disasters) which may be particular to Asian countries. Events that negatively affect the fiscal stability of Asian countries may cause the value of the Fund’s shares to decrease, in some cases significantly. As a result, the Fund is likely to be more volatile than more geographically diverse funds. In addition, many of the economies of the Asian countries in which the Fund invests are interdependent, which may cause them to experience the impact of such events at the same time or may increase the possibility that conditions in one country or region might adversely impact the issuers of securities in a different country or region.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the Fund’s performance during the period indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 16.18% Worst Quarter: Second Quarter 2012 −7.57%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) All Country Asia ex-Japan Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Asia Equity Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Other Expenses	rr_OtherExpensesOverAssets	1.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	1.25%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.51%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	279
3 Years	rr_ExpenseExampleYear03	856
5 Years	rr_ExpenseExampleYear05	1,459
10 Years	rr_ExpenseExampleYear10	3,090
2012	rr_AnnualReturn2012	28.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.57%)
Janus Asia Equity Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.43%
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.28%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.60%
Since Inception	rr_AverageAnnualReturnSinceInception	0.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011
Janus Asia Equity Fund | Class D Shares | Morgan Stanley Capital International All Country Asia ex-Japan Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country Asia ex-Japan Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	22.36%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2011

[1]	Janus Capital has contractually agreed to waive the Fund���s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.25% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Janus Emerging Markets Fund | Class D Shares
FUND SUMMARY Janus Emerging Markets Fund
INVESTMENT OBJECTIVE
Janus Emerging Markets Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Janus Emerging Markets Fund Class D Shares Class D
Operating Expenses Column [Text]		Class D
Management Fees (may adjust up or down)		0.91%
Other Expenses		1.17%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	2.13%
Fee Waiver	[1]	0.75%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.38%
[1]	Janus Capital has contractually agreed to waive the Fund���s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.25% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Emerging Markets Fund Class D Shares Class D	Class D Shares	216	667	1,144	2,462

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks and convertible securities, but may also invest in other types of instruments, such as equity-linked securities and exchange-traded funds. The Fund may invest in companies of any market capitalization. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Although the Fund intends to invest substantially all of its assets in several issuers located in emerging market countries, it may invest up to 20% of its net assets in securities of issuers located in the U.S. or other developed market issuers, and it may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Fund may also invest in domestic and foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, particularly investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer.These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of securities in which the ETF is invested, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: First Quarter 2012 16.03% Worst Quarter: Third Quarter 2011 −24.59%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Emerging Markets Fund Class D Shares	Column	Label		1 Year	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		14.02%	(6.42%)	Dec 28, 2010
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		14.07%	(6.42%)	Dec 28, 2010
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	9.38%	(5.34%)	Dec 28, 2010
Morgan Stanley Capital International Emerging Markets Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International Emerging Markets Index℠ (net of foreign withholding taxes)		18.22%	(0.68%)	Dec 28, 2010
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Emerging Markets Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Emerging Markets Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	136.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers in emerging market countries. The Fund normally invests in securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets. The Fund generally invests in equity securities, which consist primarily of common stocks, preferred stocks and convertible securities, but may also invest in other types of instruments, such as equity-linked securities and exchange-traded funds. The Fund may invest in companies of any market capitalization. Due to the nature of the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

Although the Fund intends to invest substantially all of its assets in several issuers located in emerging market countries, it may invest up to 20% of its net assets in securities of issuers located in the U.S. or other developed market issuers, and it may, under unusual circumstances, invest all or a significant portion of its assets in a single emerging market country. The Fund may also invest in domestic and foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, particularly investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer.These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Exchange-Traded Funds Risk. The Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of securities in which the ETF is invested, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 16.03% Worst Quarter: Third Quarter 2011 −24.59%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Emerging Markets Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.91%
Other Expenses	rr_OtherExpensesOverAssets	1.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.38%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	216
3 Years	rr_ExpenseExampleYear03	667
5 Years	rr_ExpenseExampleYear05	1,144
10 Years	rr_ExpenseExampleYear10	2,462
2011	rr_AnnualReturn2011	(23.92%)
2012	rr_AnnualReturn2012	14.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.59%)
Janus Emerging Markets Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.02%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.07%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[2]
1 Year	rr_AverageAnnualReturnYear01	9.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010
Janus Emerging Markets Fund | Class D Shares | Morgan Stanley Capital International Emerging Markets Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International Emerging Markets Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	18.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 2010

[1]	Janus Capital has contractually agreed to waive the Fund���s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to 1.25% until at least February 1, 2014. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Global Life Sciences Fund | Class D Shares
FUND SUMMARY Janus Global Life Sciences Fund
INVESTMENT OBJECTIVE
Janus Global Life Sciences Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Global Life Sciences Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.64%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.90%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Global Life Sciences Fund Class D Shares Class D	Class D Shares	92	287	498	1,108

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. As a fundamental policy, the Fund normally invests at least 25% of its total assets in the “life sciences” sector, which may include companies in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 4.3% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Concentration Risk. The Fund focuses its investments in “life sciences” related industry groups. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: First Quarter 2012 15.18% Worst Quarter: Fourth Quarter 2008 −18.91%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Life Sciences Fund Class D Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	24.74%	5.43%	9.84%	8.52%	Dec 31, 1998
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	24.08%	5.29%	9.76%	8.46%	Dec 31, 1998
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	17.00%	4.68%	8.79%	7.68%	Dec 31, 1998
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index	16.00%	1.66%	7.10%	2.94%	Dec 31, 1998
Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes)	17.54%	4.22%	6.90%	3.30%	Dec 31, 1998

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Life Sciences Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Life Sciences Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Life Sciences Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the “life sciences” relate to maintaining or improving quality of life. So, for example, companies with a “life science orientation” include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities. As a fundamental policy, the Fund normally invests at least 25% of its total assets in the “life sciences” sector, which may include companies in the following industry groups: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 4.3% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Concentration Risk. The Fund focuses its investments in “life sciences” related industry groups. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 15.18% Worst Quarter: Fourth Quarter 2008 −18.91%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Global Life Sciences Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
2003	rr_AnnualReturn2003	27.44%
2004	rr_AnnualReturn2004	14.95%
2005	rr_AnnualReturn2005	11.45%
2006	rr_AnnualReturn2006	(1.95%)
2007	rr_AnnualReturn2007	22.53%
2008	rr_AnnualReturn2008	(28.77%)
2009	rr_AnnualReturn2009	26.30%
2010	rr_AnnualReturn2010	8.19%
2011	rr_AnnualReturn2011	7.30%
2012	rr_AnnualReturn2012	24.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.91%)
Janus Global Life Sciences Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.74%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	9.84%
Since Inception	rr_AverageAnnualReturnSinceInception	8.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	24.08%
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	9.76%
Since Inception	rr_AverageAnnualReturnSinceInception	8.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.00%
5 Years	rr_AverageAnnualReturnYear05	4.68%
10 Years	rr_AverageAnnualReturnYear10	8.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class D Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Life Sciences Fund | Class D Shares | Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Health Care Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	17.54%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998

Janus Global Research Fund | Class D Shares
FUND SUMMARY Janus Global Research Fund
INVESTMENT OBJECTIVE
Janus Global Research Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Global Research Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.74%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.03%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Global Research Fund Class D Shares Class D	Class D Shares	105	328	569	1,259

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund which represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Fund’s benchmark index) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 3.7% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 24.54% Worst Quarter: Fourth Quarter 2008 −24.95%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Research Fund Class D Shares	Column	Label	1 Year	5 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	16.78%	0.63%	8.06%	Feb 25, 2005
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	16.67%	0.56%	7.55%	Feb 25, 2005
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	11.04%	0.54%	6.84%	Feb 25, 2005
Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes)	16.12%	(0.28%)	4.63%	Feb 25, 2005
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)	16.13%	(1.16%)	4.33%	Feb 25, 2005

The Morgan Stanley Capital International (“MSCI”) World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Research Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Research Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Research Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. The Fund may also invest in foreign equity and debt securities.

Janus Capital’s equity research analysts, overseen by the Portfolio Oversight Team led by Janus Capital’s Director of Equity Research James P. Goff (the “Research Team”), select investments for the Fund which represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings.

Mr. Goff oversees the investment process and is responsible for the day-to-day management of the Fund. It is expected that the Fund will be broadly diversified among a variety of industry sectors. The Fund intends to be fully invested under normal circumstances. However, under unusual circumstances, if the Research Team does not have high conviction in enough investment opportunities, the Fund’s uninvested assets may be held in cash or similar instruments.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions, or to hedge currency exposure relative to the Fund’s benchmark index) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 3.7% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the investment personnel’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. The Fund compares and broadly matches its sector weights to those of a growth-based index. If growth stocks are out of favor, sectors that are larger in a growth index may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 24.54% Worst Quarter: Fourth Quarter 2008 −24.95%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Global Research Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.74%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
2006	rr_AnnualReturn2006	18.40%
2007	rr_AnnualReturn2007	26.75%
2008	rr_AnnualReturn2008	(45.49%)
2009	rr_AnnualReturn2009	45.18%
2010	rr_AnnualReturn2010	20.70%
2011	rr_AnnualReturn2011	(7.48%)
2012	rr_AnnualReturn2012	16.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.95%)
Janus Global Research Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.78%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.67%
5 Years	rr_AverageAnnualReturnYear05	0.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	11.04%
5 Years	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class D Shares | Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.12%
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005
Janus Global Research Fund | Class D Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2005

Janus Global Select Fund | Class D Shares
FUND SUMMARY Janus Global Select Fund
INVESTMENT OBJECTIVE
Janus Global Select Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Global Select Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.64%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.90%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Global Select Fund Class D Shares	Class D Shares	92	287	498	1,108

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by normally investing primarily in a core group of 40-70 domestic and foreign common stocks selected for their growth potential and normally investing at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in U.S. and foreign debt securities. The Fund may also invest in emerging markets but will normally limit such investments to 30% of its net assets, measured at the time of purchase. As of September 30, 2012, the Fund held stocks of 67 companies. Of these holdings, 40 comprised approximately 73.38% of the Fund’s holdings.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 8.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 26.71% Worst Quarter: Fourth Quarter 2008 −32.29%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Select Fund Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		4.23%	(4.35%)	9.65%	0.46%	Jun 30, 2000
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		4.22%	(4.43%)	9.57%	0.39%	Jun 30, 2000
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.96%	(3.62%)	8.62%	0.38%	Jun 30, 2000
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	(1.16%)	8.11%	2.12%	Jun 30, 2000
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Select Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Select Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Select Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by normally investing primarily in a core group of 40-70 domestic and foreign common stocks selected for their growth potential and normally investing at least 40% of its net assets in securities of issuers from different countries located throughout the world, excluding the United States. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Fund may also invest in U.S. and foreign debt securities. The Fund may also invest in emerging markets but will normally limit such investments to 30% of its net assets, measured at the time of purchase. As of September 30, 2012, the Fund held stocks of 67 companies. Of these holdings, 40 comprised approximately 73.38% of the Fund’s holdings.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund invests primarily in common stocks, which tend to be more volatile than many other investment choices.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 8.6% of the Fund’s investments were in emerging markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 26.71% Worst Quarter: Fourth Quarter 2008 −32.29%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Global Select Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
2003	rr_AnnualReturn2003	43.81%
2004	rr_AnnualReturn2004	14.90%
2005	rr_AnnualReturn2005	20.93%
2006	rr_AnnualReturn2006	18.64%
2007	rr_AnnualReturn2007	32.38%
2008	rr_AnnualReturn2008	(49.78%)
2009	rr_AnnualReturn2009	54.74%
2010	rr_AnnualReturn2010	20.12%
2011	rr_AnnualReturn2011	(17.72%)
2012	rr_AnnualReturn2012	4.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.29%)
Janus Global Select Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	(4.35%)
10 Years	rr_AverageAnnualReturnYear10	9.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	(4.43%)
10 Years	rr_AverageAnnualReturnYear10	9.57%
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	(3.62%)
10 Years	rr_AverageAnnualReturnYear10	8.62%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Janus Global Select Fund | Class D Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Global Technology Fund | Class D Shares
FUND SUMMARY Janus Global Technology Fund
INVESTMENT OBJECTIVE
Janus Global Technology Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Global Technology Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.64%
Other Expenses	0.30%
Short Sale Dividend Expenses	0.02%
Remaining Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.94%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Global Technology Fund Class D Shares Class D	Class D Shares	96	300	520	1,155

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:
  companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and
  companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.
The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 3.4% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Industry Risk. Although the Fund does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Fund’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 26.81% Worst Quarter: Fourth Quarter 2008 −25.94%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Global Technology Fund Class D Shares	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	19.31%	3.98%	10.26%	4.87%	Dec 31, 1998
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	19.24%	3.96%	10.25%	4.80%	Dec 31, 1998
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	12.63%	3.42%	9.18%	4.27%	Dec 31, 1998
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index	16.00%	1.66%	7.10%	2.94%	Dec 31, 1998
Morgan Stanley Capital International World Information Technology Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Information Technology Index (net of foreign withholding taxes)	13.30%	0.87%	7.66%	0.38%	Dec 31, 1998

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Global Technology Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Global Technology Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Global Technology Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:
  companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and
  companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.
The Fund implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 3.4% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Industry Risk. Although the Fund does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Fund’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 26.81% Worst Quarter: Fourth Quarter 2008 −25.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Global Technology Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
2003	rr_AnnualReturn2003	47.14%
2004	rr_AnnualReturn2004	1.23%
2005	rr_AnnualReturn2005	11.50%
2006	rr_AnnualReturn2006	7.98%
2007	rr_AnnualReturn2007	21.88%
2008	rr_AnnualReturn2008	(43.27%)
2009	rr_AnnualReturn2009	57.29%
2010	rr_AnnualReturn2010	24.64%
2011	rr_AnnualReturn2011	(8.41%)
2012	rr_AnnualReturn2012	19.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.94%)
Janus Global Technology Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.31%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	10.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.24%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	10.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.63%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	9.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class D Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
Janus Global Technology Fund | Class D Shares | Morgan Stanley Capital International World Information Technology Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Information Technology Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998

Janus International Equity Fund | Class D Shares
FUND SUMMARY Janus International Equity Fund
INVESTMENT OBJECTIVE
Janus International Equity Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus International Equity Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.81%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.27%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus International Equity Fund Class D Shares Class D	Class D Shares	129	403	697	1,534

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 60-100 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Fund may also invest in foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Fund’s primary benchmark index, currently the Morgan Stanley Capital International EAFE® Index.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). As of September 30, 2012, approximately 10.8% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s Class I Shares calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 31.92% Worst Quarter: Third Quarter 2008 −24.25%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus International Equity Fund Class D Shares	Column	Label		1 Year	5 Years	Since Inception of Predecessor Fund	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		18.61%	(0.81%)	3.54%	Nov 28, 2006
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		18.61%	(0.92%)	3.41%	Nov 28, 2006
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.53%	(0.62%)	3.09%	Nov 28, 2006
Morgan Stanley Capital International EAFE�� Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International EAFE® (net of foreign withholding taxes)		17.32%	(3.69%)	(0.51%)	Nov 28, 2006
Morgan Stanley Capital International All Country World ex-U.S. Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes)		16.83%	(2.89%)	0.95%	Nov 28, 2006
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Morgan Stanley Capital International (“MSCI”) EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class I Shares for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus International Equity Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus International Equity Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities. The Fund normally invests in a core group of 60-100 equity securities of issuers from different countries located throughout the world, excluding the United States. The Fund may, under unusual circumstances, invest all of its assets in a single country. The Fund may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Fund may also invest in foreign debt securities.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. The portfolio managers normally seek to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Fund’s primary benchmark index, currently the Morgan Stanley Capital International EAFE® Index.

		The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). As of September 30, 2012, approximately 10.8% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio managers’ perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s Class I Shares calculated using the fees and expenses of Class D Shares, without the effect of any fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 31.92% Worst Quarter: Third Quarter 2008 −24.25%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class I Shares for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus International Equity Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.81%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
2007	rr_AnnualReturn2007	22.23%
2008	rr_AnnualReturn2008	(45.99%)
2009	rr_AnnualReturn2009	51.91%
2010	rr_AnnualReturn2010	14.30%
2011	rr_AnnualReturn2011	(13.77%)
2012	rr_AnnualReturn2012	18.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.25%)
Janus International Equity Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	18.61%
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	18.61%
5 Years	rr_AverageAnnualReturnYear05	(0.92%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	12.53%
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class D Shares | Morgan Stanley Capital International EAFE�� Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE® (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	(0.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006
Janus International Equity Fund | Class D Shares | Morgan Stanley Capital International All Country World ex-U.S. Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 2006

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Overseas Fund | Class D Shares
FUND SUMMARY Janus Overseas Fund
INVESTMENT OBJECTIVE
Janus Overseas Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Overseas Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.44%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.64%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Overseas Fund Class D Shares Class D	Class D Shares	65	205	357	798

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund typically invests 80% or more of its assets in issuers located outside the United States, it also may normally invest up to 20% of its assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 34.4% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 36.78% Worst Quarter: Fourth Quarter 2008 −27.94%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Overseas Fund Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		12.52%	(5.32%)	11.88%	9.98%	May 2, 1994
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		11.55%	(5.83%)	11.36%	9.35%	May 2, 1994
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.48%	(4.52%)	10.65%	8.91%	May 2, 1994
Morgan Stanley Capital International All Country World ex-U.S. Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes)		16.83%	(2.89%)	9.74%		May 2, 1994
Morgan Stanley Capital International EAFE�� Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International EAFE® Index (net of foreign withholding taxes)		17.32%	(3.69%)	8.21%	4.51%	May 2, 1994
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Morgan Stanley Capital International (“MSCI”) All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Overseas Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Overseas Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Overseas Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Fund normally invests in securities of issuers from several different countries, excluding the United States. Although the Fund typically invests 80% or more of its assets in issuers located outside the United States, it also may normally invest up to 20% of its assets, measured at the time of purchase, in U.S. issuers, and it may, under unusual circumstances, invest all or substantially all of its assets in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities including, but not limited to, real estate investment trusts and similar real estate investment trust-like entities, such as entities that have real estate investment characteristics.

		The Fund may invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Fund invests. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The Fund may invest in derivative instruments (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market equity securities (also known as “A Shares”). Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 34.4% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Real Estate Securities Risk. The Fund may be affected by risks associated with investments in real estate-related securities. The value of securities of issuers in the real estate and real estate-related industries, including real estate investment trusts, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 36.78% Worst Quarter: Fourth Quarter 2008 −27.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) All Country World ex-U.S. Indexsm is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Overseas Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.44%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
2003	rr_AnnualReturn2003	36.79%
2004	rr_AnnualReturn2004	18.58%
2005	rr_AnnualReturn2005	32.39%
2006	rr_AnnualReturn2006	47.21%
2007	rr_AnnualReturn2007	27.76%
2008	rr_AnnualReturn2008	(52.75%)
2009	rr_AnnualReturn2009	78.12%
2010	rr_AnnualReturn2010	19.39%
2011	rr_AnnualReturn2011	(32.71%)
2012	rr_AnnualReturn2012	12.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.94%)
Janus Overseas Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.52%
5 Years	rr_AverageAnnualReturnYear05	(5.32%)
10 Years	rr_AverageAnnualReturnYear10	11.88%
Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.55%
5 Years	rr_AverageAnnualReturnYear05	(5.83%)
10 Years	rr_AverageAnnualReturnYear10	11.36%
Since Inception	rr_AverageAnnualReturnSinceInception	9.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	(4.52%)
10 Years	rr_AverageAnnualReturnYear10	10.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class D Shares | Morgan Stanley Capital International All Country World ex-U.S. Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World ex-U.S. Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.83%
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Janus Overseas Fund | Class D Shares | Morgan Stanley Capital International EAFE�� Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE® Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Worldwide Fund | Class D Shares
FUND SUMMARY Janus Worldwide Fund
INVESTMENT OBJECTIVE
Janus Worldwide Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Worldwide Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.59%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Worldwide Fund Class D Shares Class D	Class D Shares	85	265	460	1,025

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 6.9% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 23.17% Worst Quarter: Fourth Quarter 2008 −23.27%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Worldwide Fund Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		19.92%	(1.96%)	4.94%	8.02%	May 15, 1991
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		19.73%	(2.09%)	4.82%	7.37%	May 15, 1991
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	13.20%	(1.66%)	4.34%	6.98%	May 15, 1991
Morgan Stanley Capital International World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes)		15.83%	(1.18%)	7.51%	6.42%	May 15, 1991
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	(1.16%)	8.11%		May 15, 1991
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Worldwide Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Worldwide Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Worldwide Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Fund normally invests in issuers from several different countries, including the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

		The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 6.9% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 23.17% Worst Quarter: Fourth Quarter 2008 −23.27%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Worldwide Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
2003	rr_AnnualReturn2003	24.23%
2004	rr_AnnualReturn2004	5.54%
2005	rr_AnnualReturn2005	5.84%
2006	rr_AnnualReturn2006	17.90%
2007	rr_AnnualReturn2007	9.23%
2008	rr_AnnualReturn2008	(45.02%)
2009	rr_AnnualReturn2009	37.68%
2010	rr_AnnualReturn2010	15.70%
2011	rr_AnnualReturn2011	(13.74%)
2012	rr_AnnualReturn2012	19.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.27%)
Janus Worldwide Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.92%
5 Years	rr_AverageAnnualReturnYear05	(1.96%)
10 Years	rr_AverageAnnualReturnYear10	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.73%
5 Years	rr_AverageAnnualReturnYear05	(2.09%)
10 Years	rr_AverageAnnualReturnYear10	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	13.20%
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class D Shares | Morgan Stanley Capital International World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991
Janus Worldwide Fund | Class D Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1991

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Protected Series - Global | Class A, C, S, I, T Shares
FUND SUMMARY Janus Protected Series – Global
INVESTMENT OBJECTIVE
Janus Protected Series – Global seeks long-term growth of capital and capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 40 of the Fund’s Prospectus and in the “Purchases” section on page 60 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Protected Series - Global Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Protected Series - Global Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		3.91%	4.03%	4.40%	4.13%	4.40%
Capital Protection Fee		0.64%	0.64%	0.64%	0.64%	0.64%
Remaining Other Expenses		3.27%	3.39%	3.76%	3.49%	3.76%
Total Annual Fund Operating Expenses	[1]	4.80%	5.67%	5.29%	4.77%	5.04%
Fee Waiver	[1]	2.87%	3.00%	3.13%	3.11%	3.13%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.93%	2.67%	2.16%	1.66%	1.91%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to between 1.60% and 1.75%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under "Fees and Expenses" in the "Additional Information about the Fund" section of the Prospectus. The contractual waiver may be terminated or modified prior to February 1, 2014 only at the discretion of the Fund's Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Protected Series - Global Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	1,028	1,936	2,848	5,144
Class C	Class C Shares	665	1,684	2,788	5,484
Class S	Class S Shares	528	1,580	2,626	5,214
Class I	Class I Shares	478	1,436	2,399	4,825
Class T	Class T Shares	504	1,511	2,517	5,030

If Shares are not redeemed:
Expense Example, No Redemption Janus Protected Series - Global Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	1,028	1,936	2,848	5,144
Class C	Class C Shares	565	1,684	2,788	5,484
Class S	Class S Shares	528	1,580	2,626	5,214
Class I	Class I Shares	478	1,436	2,399	4,825
Class T	Class T Shares	504	1,511	2,517	5,030

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period December 15, 2011 to September 30, 2012, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Fund. Specifically, the portfolio manager manages the Fund’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Fund declares dividends from net investment income and capital gains distributions, which normally occurs in December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming you reinvest your distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Fund declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Fund means, as the NAV per share for a share class rises above the highest level previously obtained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Fund’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Fund allocates its portfolio assets between two investment components. Through its first component, the “Equity Component,” the Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. As part of the Equity Component, the Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. However, under certain market conditions, the Fund’s non-U.S. investment exposure may decrease below 40%. As part of the Equity Component, the Fund may also invest in foreign equity and debt securities. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Fund’s overall risk profile, the amount of Fund assets allocated to the Protection Component may, at times, be significant. The Fund’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

Janus Capital’s equity research analysts (the “Research Team” and together with the portfolio manager, “investment personnel”) provide analysis for the Fund’s portfolio manager to determine the investments for the Equity Component which represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities from which the portfolio manager selects investments. It is expected that the Fund will be broadly diversified among a variety of industry sectors.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings and for allocation between and within the Equity Component and Protection Component.

As part of either component, the Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Fund’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Fund has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Fund (the “Protection”) in the event that any share class’ NAV per share falls below its Protected NAV. Any one share class falling below its Protected NAV will trigger the Protection and liquidation of the Fund and each of its share classes, regardless of whether the NAV of any other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Fund with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Fund’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Fund of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Fund the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Fund share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Fund must provide certain information to the Capital Protection Provider and the Fund’s portfolio manager is required to manage the Fund within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Fund’s exposure to industries, sectors, or countries, and liquidity of the Fund’s holdings. In general, as equity markets are rising, the Fund’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the Fund’s portfolio manager will allocate more of the Fund’s assets to the Protection Component in an effort to protect the Fund from potential ongoing decreases in the market. The Fund’s asset allocation will vary over time depending on equity market conditions and the Fund’s portfolio composition. As a result, the Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Fund and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Fund. In the event of such termination of the Capital Protection Agreement, the Fund will terminate and liquidate and the Capital Protection Provider will pay the Fund any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Fund even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Fund against significant market declines and does not in any way constitute any form of insurance. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Fund.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Fund exceeds the Maximum Settlement Amount ($500 million), none of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/advisor/mutual-funds, or janus.com/allfunds for shareholders of Class D Shares. Any change to the Protected NAV is expected to be updated within one business day. Because any one share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Fund, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Fund, keeping in mind that each share class has different fees and expenses that impact the NAV. Shareholders considering an investment in Class A Shares should pay particular attention to the Protected NAV of each share class as part of their investment decision given that Class A Shares have an upfront sales load that once paid, is not reimbursed when the Fund liquidates.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Fund’s assets in order to maintain the Protection, the Fund’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Fund’s allocation of assets to and within the Equity Component during the life of the Fund, may not allow the Fund to be fully invested in the Equity Component, and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Fund’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Fund may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Fund. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that would not otherwise be taken when allocating the Fund’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Fund, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Fund to trigger the Protection, resulting in the termination of the Fund. In addition, the allocation of the Fund’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Fund’s returns. Because the portfolio manager allocates the Fund’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Fund’s Equity Component exposure can be reduced. Additionally, if the Fund fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Fund allocating 100% of its assets solely to cash and the liquidation of the Fund. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Fund.

Market Underperformance Risk. The Fund’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Fund to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Fund assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities, including non-U.S. securities. In addition, to maintain compliance with the risk parameters, the Fund may need to liquidate a position, or forego an investment that could have otherwise contributed to Fund performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Fund’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Fund returns during this period. The use of the risk allocation methodology may also impact the Fund’s performance in the event that it does not work as intended, potentially subjecting the Fund to additional expenses as a result of increased trading or allocating a larger portion of the Fund’s assets than necessary to either the Equity Component or Protection Component. Because the Fund may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Fund’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Fund’s performance, particularly during periods of relative instability in equity markets. The Fund’s payment of the capital protection fee to the Capital Protection Provider may also result in the Fund underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Fund. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Fund, Janus Capital or certain key employees of Janus Capital, or the Fund’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Fund. The Fund will liquidate in these events, and shareholders will not receive the Protected NAV but will instead receive the Fund’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares is obligated to make any payment to the Fund or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Fund losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Fund and the Fund will liquidate. Shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Examples of “Early Termination Events” include, but are not limited to (1) if the Fund, Janus Capital, or the Fund’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Fund assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Fund’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Fund is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Fund’s Board of Trustees will make a determination whether to approve the Fund paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Fund having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Fund, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Fund’s assets grow, the Fund intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class falls below its Protected NAV. If this happens, it is expected that the Fund will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Fund, even though the NAV of one or more other share classes remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Fund or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Fund. In the event the Protection is triggered and the Fund begins the liquidation process, no other purchases will be permitted, and the payment of redemption proceeds will be suspended, likely from the day the Protection is triggered; shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Fund. In the event that the Capital Protection Agreement is terminated and the Fund begins the liquidation process, Janus Capital will make such information available at janus.com/advisor/mutual-funds, or janus.com/allfunds for shareholders of Class D Shares. Notice of the Fund liquidation will otherwise be made when you receive your redemption proceeds. For illustrative purposes to understand a scenario where the Protection is triggered and the Fund proceeds to liquidation, see below:

Protected NAV across all share classes is $10.00 –
  Day 1 (Tuesday) – One share class NAV is $9.00 and each other share class’ NAV is $11.00. Purchases are rejected and the payment of redemptions is suspended as the Fund proceeds to liquidation since there is at least one share class’ NAV that is below its Protected NAV.
  Day 7 (Monday) – Fund receives Protection payment from the Capital Protection Provider, and the Fund liquidates and terminates and pays out a $10.00 Protected NAV to the share class that had a $9.00 NAV. All other share classes are redeemed at $11.00 NAV, plus the Settlement Amount distributed pro rata to their share class.
Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Fund’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Fund’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a fund that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Fund is dependent on the Fund’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 2.5% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The Fund’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Fund if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the Research Team’s or portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Fund will likely substantially increase the level of portfolio turnover.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: First Quarter 2012 11.68% Worst Quarter: Second Quarter 2012 −8.52%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Protected Series - Global Class A, C, S, I, T Shares	Column	Label		1 Year	Since Inception	Inception Date
Class I Return Before Taxes	Class I Shares	Return Before Taxes		5.10%	6.79%	Dec 15, 2011
Class I Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		5.10%	6.79%	Dec 15, 2011
Class I Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares		3.32%	5.77%	Dec 15, 2011
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	(1.02%)	0.72%	Dec 15, 2011
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	3.18%	5.84%	Dec 15, 2011
Class S Return Before Taxes	Class S Shares	Return Before Taxes		4.72%	6.31%	Dec 15, 2011
Class T Return Before Taxes	Class T Shares	Return Before Taxes		5.01%	6.60%	Dec 15, 2011
Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes)		16.12%	18.93%	Dec 15, 2011
Protected Series - Global Blended Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)		Protected Series - Global Blended Index		9.65%	11.23%	Dec 15, 2011
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	19.13%	Dec 15, 2011
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The Protected Series – Global Blended Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Morgan Stanley Capital International World Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%).

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Protected Series - Global | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Protected Series – Global
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Protected Series – Global seeks long-term growth of capital and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period December 15, 2011 to September 30, 2012, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 40 of the Fund’s Prospectus and in the “Purchases” section on page 60 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Fund. Specifically, the portfolio manager manages the Fund’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Fund declares dividends from net investment income and capital gains distributions, which normally occurs in December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming you reinvest your distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Fund declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Fund means, as the NAV per share for a share class rises above the highest level previously obtained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Fund’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Fund allocates its portfolio assets between two investment components. Through its first component, the “Equity Component,” the Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. As part of the Equity Component, the Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. However, under certain market conditions, the Fund’s non-U.S. investment exposure may decrease below 40%. As part of the Equity Component, the Fund may also invest in foreign equity and debt securities. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Fund’s overall risk profile, the amount of Fund assets allocated to the Protection Component may, at times, be significant. The Fund’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

Janus Capital’s equity research analysts (the “Research Team” and together with the portfolio manager, “investment personnel”) provide analysis for the Fund’s portfolio manager to determine the investments for the Equity Component which represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities from which the portfolio manager selects investments. It is expected that the Fund will be broadly diversified among a variety of industry sectors.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings and for allocation between and within the Equity Component and Protection Component.

As part of either component, the Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Fund’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Fund has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Fund (the “Protection”) in the event that any share class’ NAV per share falls below its Protected NAV. Any one share class falling below its Protected NAV will trigger the Protection and liquidation of the Fund and each of its share classes, regardless of whether the NAV of any other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Fund with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Fund’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Fund of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Fund the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Fund share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Fund must provide certain information to the Capital Protection Provider and the Fund’s portfolio manager is required to manage the Fund within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Fund’s exposure to industries, sectors, or countries, and liquidity of the Fund’s holdings. In general, as equity markets are rising, the Fund’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the Fund’s portfolio manager will allocate more of the Fund’s assets to the Protection Component in an effort to protect the Fund from potential ongoing decreases in the market. The Fund’s asset allocation will vary over time depending on equity market conditions and the Fund’s portfolio composition. As a result, the Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Fund and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Fund. In the event of such termination of the Capital Protection Agreement, the Fund will terminate and liquidate and the Capital Protection Provider will pay the Fund any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Fund even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

		It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Fund against significant market declines and does not in any way constitute any form of insurance. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Fund exceeds the Maximum Settlement Amount ($500 million), none of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/advisor/mutual-funds, or janus.com/allfunds for shareholders of Class D Shares. Any change to the Protected NAV is expected to be updated within one business day. Because any one share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Fund, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Fund, keeping in mind that each share class has different fees and expenses that impact the NAV. Shareholders considering an investment in Class A Shares should pay particular attention to the Protected NAV of each share class as part of their investment decision given that Class A Shares have an upfront sales load that once paid, is not reimbursed when the Fund liquidates.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Fund’s assets in order to maintain the Protection, the Fund’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Fund’s allocation of assets to and within the Equity Component during the life of the Fund, may not allow the Fund to be fully invested in the Equity Component, and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Fund’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Fund may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Fund. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that would not otherwise be taken when allocating the Fund’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Fund, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Fund to trigger the Protection, resulting in the termination of the Fund. In addition, the allocation of the Fund’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Fund’s returns. Because the portfolio manager allocates the Fund’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Fund’s Equity Component exposure can be reduced. Additionally, if the Fund fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Fund allocating 100% of its assets solely to cash and the liquidation of the Fund. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Fund.

Market Underperformance Risk. The Fund’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Fund to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Fund assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities, including non-U.S. securities. In addition, to maintain compliance with the risk parameters, the Fund may need to liquidate a position, or forego an investment that could have otherwise contributed to Fund performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Fund’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Fund returns during this period. The use of the risk allocation methodology may also impact the Fund’s performance in the event that it does not work as intended, potentially subjecting the Fund to additional expenses as a result of increased trading or allocating a larger portion of the Fund’s assets than necessary to either the Equity Component or Protection Component. Because the Fund may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Fund’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Fund’s performance, particularly during periods of relative instability in equity markets. The Fund’s payment of the capital protection fee to the Capital Protection Provider may also result in the Fund underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Fund. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Fund, Janus Capital or certain key employees of Janus Capital, or the Fund’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Fund. The Fund will liquidate in these events, and shareholders will not receive the Protected NAV but will instead receive the Fund’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares is obligated to make any payment to the Fund or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Fund losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Fund and the Fund will liquidate. Shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Examples of “Early Termination Events” include, but are not limited to (1) if the Fund, Janus Capital, or the Fund’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Fund assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Fund’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Fund is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Fund’s Board of Trustees will make a determination whether to approve the Fund paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Fund having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Fund, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Fund’s assets grow, the Fund intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class falls below its Protected NAV. If this happens, it is expected that the Fund will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Fund, even though the NAV of one or more other share classes remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Fund or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Fund. In the event the Protection is triggered and the Fund begins the liquidation process, no other purchases will be permitted, and the payment of redemption proceeds will be suspended, likely from the day the Protection is triggered; shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Fund. In the event that the Capital Protection Agreement is terminated and the Fund begins the liquidation process, Janus Capital will make such information available at janus.com/advisor/mutual-funds, or janus.com/allfunds for shareholders of Class D Shares. Notice of the Fund liquidation will otherwise be made when you receive your redemption proceeds. For illustrative purposes to understand a scenario where the Protection is triggered and the Fund proceeds to liquidation, see below:

Protected NAV across all share classes is $10.00 –
  Day 1 (Tuesday) – One share class NAV is $9.00 and each other share class’ NAV is $11.00. Purchases are rejected and the payment of redemptions is suspended as the Fund proceeds to liquidation since there is at least one share class’ NAV that is below its Protected NAV.
  Day 7 (Monday) – Fund receives Protection payment from the Capital Protection Provider, and the Fund liquidates and terminates and pays out a $10.00 Protected NAV to the share class that had a $9.00 NAV. All other share classes are redeemed at $11.00 NAV, plus the Settlement Amount distributed pro rata to their share class.
Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Fund’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Fund’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a fund that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Fund is dependent on the Fund’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 2.5% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The Fund’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Fund if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the Research Team’s or portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Fund will likely substantially increase the level of portfolio turnover.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the Fund’s performance during the period indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 11.68% Worst Quarter: Second Quarter 2012 −8.52%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Protected Series – Global Blended Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Morgan Stanley Capital International World Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%).

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Protected Series - Global | Class A, C, S, I, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.91%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	3.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.80%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	2.87%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.93%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	1,028
3 Years	rr_ExpenseExampleYear03	1,936
5 Years	rr_ExpenseExampleYear05	2,848
10 Years	rr_ExpenseExampleYear10	5,144
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,028
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,936
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,848
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,144
Janus Protected Series - Global | Class A, C, S, I, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.03%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	3.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.67%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	3.00%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.67%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	665
3 Years	rr_ExpenseExampleYear03	1,684
5 Years	rr_ExpenseExampleYear05	2,788
10 Years	rr_ExpenseExampleYear10	5,484
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	565
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,684
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,788
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,484
Janus Protected Series - Global | Class A, C, S, I, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.40%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	3.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.29%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	3.13%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.16%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	528
3 Years	rr_ExpenseExampleYear03	1,580
5 Years	rr_ExpenseExampleYear05	2,626
10 Years	rr_ExpenseExampleYear10	5,214
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	528
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,580
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,626
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,214
Janus Protected Series - Global | Class A, C, S, I, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.13%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	3.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.77%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	3.11%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.66%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	478
3 Years	rr_ExpenseExampleYear03	1,436
5 Years	rr_ExpenseExampleYear05	2,399
10 Years	rr_ExpenseExampleYear10	4,825
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	478
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,436
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,399
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,825
2012	rr_AnnualReturn2012	5.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.52%)
Janus Protected Series - Global | Class A, C, S, I, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.40%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	3.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.04%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	3.13%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.91%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	504
3 Years	rr_ExpenseExampleYear03	1,511
5 Years	rr_ExpenseExampleYear05	2,517
10 Years	rr_ExpenseExampleYear10	5,030
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	504
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,511
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,517
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,030
Janus Protected Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(1.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	3.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class A, C, S, I, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class A, C, S, I, T Shares | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class A, C, S, I, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class A, C, S, I, T Shares | Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.12%
Since Inception	rr_AverageAnnualReturnSinceInception	18.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class A, C, S, I, T Shares | Protected Series - Global Blended Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Protected Series - Global Blended Index
1 Year	rr_AverageAnnualReturnYear01	9.65%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class A, C, S, I, T Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	19.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011

[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to between 1.60% and 1.75%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under "Fees and Expenses" in the "Additional Information about the Fund" section of the Prospectus. The contractual waiver may be terminated or modified prior to February 1, 2014 only at the discretion of the Fund's Board of Trustees.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

Janus Protected Series - Global | Class D Shares
FUND SUMMARY Janus Protected Series – Global
INVESTMENT OBJECTIVE
Janus Protected Series – Global seeks long-term growth of capital and capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Janus Protected Series - Global Class D Shares Class D
Operating Expenses Column [Text]		Class D
Management Fees		0.64%
Other Expenses		4.95%
Capital Protection Fee		0.64%
Remaining Other Expenses		4.31%
Total Annual Fund Operating Expenses	[1]	5.59%
Fee Waiver	[1]	3.56%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	2.03%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to between 1.60% and 1.75%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under "Fees and Expenses" in the "Additional Information about the Fund" section of the Prospectus. The contractual waiver may be terminated or modified prior to February 1, 2014 only at the discretion of the Fund's Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Protected Series - Global Class D Shares Class D	Class D Shares	557	1,662	2,754	5,428

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period December 15, 2011 to September 30, 2012, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Fund. Specifically, the portfolio manager manages the Fund’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Fund declares dividends from net investment income and capital gains distributions, which normally occurs in December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming you reinvest your distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Fund declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Fund means, as the NAV per share for a share class rises above the highest level previously obtained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Fund’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Fund allocates its portfolio assets between two investment components. Through its first component, the “Equity Component,” the Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. As part of the Equity Component, the Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. However, under certain market conditions, the Fund’s non-U.S. investment exposure may decrease below 40%. As part of the Equity Component, the Fund may also invest in foreign equity and debt securities. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Fund’s overall risk profile, the amount of Fund assets allocated to the Protection Component may, at times, be significant. The Fund’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

Janus Capital’s equity research analysts (the “Research Team” and together with the portfolio manager, “investment personnel”) provide analysis for the Fund’s portfolio manager to determine the investments for the Equity Component which represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities from which the portfolio manager selects investments. It is expected that the Fund will be broadly diversified among a variety of industry sectors.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings and for allocation between and within the Equity Component and Protection Component.

As part of either component, the Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Fund’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Fund has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Fund (the “Protection”) in the event that any share class’ NAV per share falls below its Protected NAV. Any one share class falling below its Protected NAV will trigger the Protection and liquidation of the Fund and each of its share classes, regardless of whether the NAV of any other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Fund with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Fund’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Fund of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Fund the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Fund share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Fund must provide certain information to the Capital Protection Provider and the Fund’s portfolio manager is required to manage the Fund within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Fund’s exposure to industries, sectors, or countries, and liquidity of the Fund’s holdings. In general, as equity markets are rising, the Fund’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the Fund’s portfolio manager will allocate more of the Fund’s assets to the Protection Component in an effort to protect the Fund from potential ongoing decreases in the market. The Fund’s asset allocation will vary over time depending on equity market conditions and the Fund’s portfolio composition. As a result, the Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Fund and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Fund. In the event of such termination of the Capital Protection Agreement, the Fund will terminate and liquidate and the Capital Protection Provider will pay the Fund any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Fund even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Fund against significant market declines and does not in any way constitute any form of insurance. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Fund.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Fund exceeds the Maximum Settlement Amount ($500 million), none of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Any change to the Protected NAV is expected to be updated within one business day. Because any one share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Fund, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Fund, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Fund’s assets in order to maintain the Protection, the Fund’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Fund’s allocation of assets to and within the Equity Component during the life of the Fund, may not allow the Fund to be fully invested in the Equity Component, and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Fund’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Fund may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Fund. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that would not otherwise be taken when allocating the Fund’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Fund, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Fund to trigger the Protection, resulting in the termination of the Fund. In addition, the allocation of the Fund’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Fund’s returns. Because the portfolio manager allocates the Fund’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Fund’s Equity Component exposure can be reduced. Additionally, if the Fund fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Fund allocating 100% of its assets solely to cash and the liquidation of the Fund. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Fund.

Market Underperformance Risk. The Fund’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Fund to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Fund assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities, including non-U.S. securities. In addition, to maintain compliance with the risk parameters, the Fund may need to liquidate a position, or forego an investment that could have otherwise contributed to Fund performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Fund’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Fund returns during this period. The use of the risk allocation methodology may also impact the Fund’s performance in the event that it does not work as intended, potentially subjecting the Fund to additional expenses as a result of increased trading or allocating a larger portion of the Fund’s assets than necessary to either the Equity Component or Protection Component. Because the Fund may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Fund’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Fund’s performance, particularly during periods of relative instability in equity markets. The Fund’s payment of the capital protection fee to the Capital Protection Provider may also result in the Fund underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Fund. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Fund, Janus Capital or certain key employees of Janus Capital, or the Fund’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Fund. The Fund will liquidate in these events, and shareholders will not receive the Protected NAV but will instead receive the Fund’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares is obligated to make any payment to the Fund or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Fund losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Fund and the Fund will liquidate. Shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Examples of “Early Termination Events” include, but are not limited to (1) if the Fund, Janus Capital, or the Fund’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Fund assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Fund’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Fund is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Fund’s Board of Trustees will make a determination whether to approve the Fund paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Fund having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Fund, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Fund’s assets grow, the Fund intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class falls below its Protected NAV. If this happens, it is expected that the Fund will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Fund, even though the NAV of one or more other share classes remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Fund or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Fund. In the event the Protection is triggered and the Fund begins the liquidation process, no other purchases will be permitted, and the payment of redemption proceeds will be suspended, likely from the day the Protection is triggered; shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Fund. In the event that the Capital Protection Agreement is terminated and the Fund begins the liquidation process, Janus Capital will make such information available at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Notice of the Fund liquidation will otherwise be made when you receive your redemption proceeds. For illustrative purposes to understand a scenario where the Protection is triggered and the Fund proceeds to liquidation, see below:

Protected NAV across all share classes is $10.00 –
  Day 1 (Tuesday) – One share class NAV is $9.00 and each other share class’ NAV is $11.00. Purchases are rejected and the payment of redemptions is suspended as the Fund proceeds to liquidation since there is at least one share class’ NAV that is below its Protected NAV.
  Day 7 (Monday) – Fund receives Protection payment from the Capital Protection Provider, and the Fund liquidates and terminates and pays out a $10.00 Protected NAV to the share class that had a $9.00 NAV. All other share classes are redeemed at $11.00 NAV, plus the Settlement Amount distributed pro rata to their share class.
Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Fund’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Fund’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a fund that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Fund is dependent on the Fund’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 2.5% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The Fund’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Fund if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the Research Team’s or portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Fund will likely substantially increase the level of portfolio turnover.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: First Quarter 2012 11.69% Worst Quarter: Second Quarter 2012 −8.62%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Protected Series - Global Class D Shares	Column	Label	1 Year	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes	4.91%	6.51%	Dec 15, 2011
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions	4.91%	6.51%	Dec 15, 2011
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.19%	5.53%	Dec 15, 2011
Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes)	16.12%	18.93%	Dec 15, 2011
Protected Series - Global Blended Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)		Protected Series – Global Blended Index	9.65%	11.23%	Dec 15, 2011
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)	16.13%	19.13%	Dec 15, 2011

The Protected Series – Global Blended Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Morgan Stanley Capital International World Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%).

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Protected Series - Global | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Protected Series – Global
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Protected Series – Global seeks long-term growth of capital and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period December 15, 2011 to September 30, 2012, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Fund. Specifically, the portfolio manager manages the Fund’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Fund declares dividends from net investment income and capital gains distributions, which normally occurs in December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming you reinvest your distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Fund declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Fund means, as the NAV per share for a share class rises above the highest level previously obtained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Fund’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Fund allocates its portfolio assets between two investment components. Through its first component, the “Equity Component,” the Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. The Fund may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. As part of the Equity Component, the Fund normally invests at least 40% of its net assets in securities of issuers or companies from different countries located throughout the world, excluding the United States. The Fund may have significant exposure to emerging markets. However, under certain market conditions, the Fund’s non-U.S. investment exposure may decrease below 40%. As part of the Equity Component, the Fund may also invest in foreign equity and debt securities. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Fund’s overall risk profile, the amount of Fund assets allocated to the Protection Component may, at times, be significant. The Fund’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

Janus Capital’s equity research analysts (the “Research Team” and together with the portfolio manager, “investment personnel”) provide analysis for the Fund’s portfolio manager to determine the investments for the Equity Component which represent their high-conviction investment ideas in all market capitalizations, styles, and geographies. The Research Team, comprised of sector specialists, conducts fundamental analysis with a focus on “bottom up” research, quantitative modeling, and valuation analysis. Using this research process, analysts rate their stocks based upon attractiveness. Analysts bring their high-conviction ideas to their respective sector teams. Sector teams compare the appreciation and risk potential of each of the team’s high-conviction ideas and construct a sector portfolio that is intended to maximize the best risk-reward opportunities from which the portfolio manager selects investments. It is expected that the Fund will be broadly diversified among a variety of industry sectors.

Positions may be sold when, among other things, there is no longer high conviction in the return potential of the investment or if the risk characteristics have caused a re-evaluation of the opportunity. This may occur if the stock has appreciated and reflects the anticipated value, if another company represents a better risk-reward opportunity, or if the investment’s fundamental characteristics deteriorate. Securities may also be sold from the portfolio to rebalance sector weightings and for allocation between and within the Equity Component and Protection Component.

As part of either component, the Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Fund’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Fund has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Fund (the “Protection”) in the event that any share class’ NAV per share falls below its Protected NAV. Any one share class falling below its Protected NAV will trigger the Protection and liquidation of the Fund and each of its share classes, regardless of whether the NAV of any other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Fund with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Fund’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Fund of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Fund the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Fund share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Fund must provide certain information to the Capital Protection Provider and the Fund’s portfolio manager is required to manage the Fund within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Fund’s exposure to industries, sectors, or countries, and liquidity of the Fund’s holdings. In general, as equity markets are rising, the Fund’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the Fund’s portfolio manager will allocate more of the Fund’s assets to the Protection Component in an effort to protect the Fund from potential ongoing decreases in the market. The Fund’s asset allocation will vary over time depending on equity market conditions and the Fund’s portfolio composition. As a result, the Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Fund and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Fund. In the event of such termination of the Capital Protection Agreement, the Fund will terminate and liquidate and the Capital Protection Provider will pay the Fund any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Fund even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Fund against significant market declines and does not in any way constitute any form of insurance. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Fund exceeds the Maximum Settlement Amount ($500 million), none of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Any change to the Protected NAV is expected to be updated within one business day. Because any one share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Fund, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Fund, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Fund’s assets in order to maintain the Protection, the Fund’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Fund’s allocation of assets to and within the Equity Component during the life of the Fund, may not allow the Fund to be fully invested in the Equity Component, and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Fund’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Fund may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Fund. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that would not otherwise be taken when allocating the Fund’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Fund, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Fund to trigger the Protection, resulting in the termination of the Fund. In addition, the allocation of the Fund’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Fund’s returns. Because the portfolio manager allocates the Fund’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Fund’s Equity Component exposure can be reduced. Additionally, if the Fund fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Fund allocating 100% of its assets solely to cash and the liquidation of the Fund. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Fund.

Market Underperformance Risk. The Fund’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Fund to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Fund assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities, including non-U.S. securities. In addition, to maintain compliance with the risk parameters, the Fund may need to liquidate a position, or forego an investment that could have otherwise contributed to Fund performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Fund’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Fund returns during this period. The use of the risk allocation methodology may also impact the Fund’s performance in the event that it does not work as intended, potentially subjecting the Fund to additional expenses as a result of increased trading or allocating a larger portion of the Fund’s assets than necessary to either the Equity Component or Protection Component. Because the Fund may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Fund’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Fund’s performance, particularly during periods of relative instability in equity markets. The Fund’s payment of the capital protection fee to the Capital Protection Provider may also result in the Fund underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Fund. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Fund, Janus Capital or certain key employees of Janus Capital, or the Fund’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Fund. The Fund will liquidate in these events, and shareholders will not receive the Protected NAV but will instead receive the Fund’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares is obligated to make any payment to the Fund or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Fund losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Fund and the Fund will liquidate. Shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Examples of “Early Termination Events” include, but are not limited to (1) if the Fund, Janus Capital, or the Fund’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Fund assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Fund’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Fund is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Fund’s Board of Trustees will make a determination whether to approve the Fund paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Fund having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Fund, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Fund’s assets grow, the Fund intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class falls below its Protected NAV. If this happens, it is expected that the Fund will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Fund, even though the NAV of one or more other share classes remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Fund or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Fund. In the event the Protection is triggered and the Fund begins the liquidation process, no other purchases will be permitted, and the payment of redemption proceeds will be suspended, likely from the day the Protection is triggered; shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Fund. In the event that the Capital Protection Agreement is terminated and the Fund begins the liquidation process, Janus Capital will make such information available at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Notice of the Fund liquidation will otherwise be made when you receive your redemption proceeds. For illustrative purposes to understand a scenario where the Protection is triggered and the Fund proceeds to liquidation, see below:

Protected NAV across all share classes is $10.00 –
  Day 1 (Tuesday) – One share class NAV is $9.00 and each other share class’ NAV is $11.00. Purchases are rejected and the payment of redemptions is suspended as the Fund proceeds to liquidation since there is at least one share class’ NAV that is below its Protected NAV.
  Day 7 (Monday) – Fund receives Protection payment from the Capital Protection Provider, and the Fund liquidates and terminates and pays out a $10.00 Protected NAV to the share class that had a $9.00 NAV. All other share classes are redeemed at $11.00 NAV, plus the Settlement Amount distributed pro rata to their share class.
Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Fund’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Fund’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a fund that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Fund is dependent on the Fund’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve other risks. As of September 30, 2012, approximately 2.5% of the Fund’s investments were in emerging markets.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the investment personnel’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The Fund’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Fund if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the Research Team’s or portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Fund will likely substantially increase the level of portfolio turnover.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the Fund’s performance during the period indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 11.69% Worst Quarter: Second Quarter 2012 −8.62%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Protected Series – Global Blended Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Morgan Stanley Capital International World Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%).

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Protected Series - Global | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	4.95%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.64%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	4.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.59%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	3.56%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.03%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	557
3 Years	rr_ExpenseExampleYear03	1,662
5 Years	rr_ExpenseExampleYear05	2,754
10 Years	rr_ExpenseExampleYear10	5,428
2012	rr_AnnualReturn2012	4.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.62%)
Janus Protected Series - Global | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class D Shares | Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Growth Index (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.12%
Since Inception	rr_AverageAnnualReturnSinceInception	18.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class D Shares | Protected Series - Global Blended Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Protected Series – Global Blended Index
1 Year	rr_AverageAnnualReturnYear01	9.65%
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011
Janus Protected Series - Global | Class D Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	19.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2011

[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to between 1.60% and 1.75%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under "Fees and Expenses" in the "Additional Information about the Fund" section of the Prospectus. The contractual waiver may be terminated or modified prior to February 1, 2014 only at the discretion of the Fund's Board of Trustees.

Janus Protected Series - Growth | Class A, C, S, I, T Shares
FUND SUMMARY Janus Protected Series – Growth
INVESTMENT OBJECTIVE
Janus Protected Series – Growth seeks long-term growth of capital and capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 39 of the Fund’s Prospectus and in the “Purchases” section on page 60 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Protected Series - Growth Class A, C, S, I, T Shares	Class A	Class C	Class S	Class I	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Protected Series - Growth Class A, C, S, I, T Shares		Class A	Class C	Class S	Class I	Class T
Operating Expenses Column [Text]		Class A	Class C	Class S	Class I	Class T
Management Fees		0.64%	0.64%	0.64%	0.64%	0.64%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%	none	none
Other Expenses		1.04%	1.04%	1.29%	1.03%	1.23%
Capital Protection Fee		0.69%	0.69%	0.69%	0.69%	0.69%
Remaining Other Expenses		0.35%	0.35%	0.60%	0.34%	0.54%
Total Annual Fund Operating Expenses	[1]	1.93%	2.68%	2.18%	1.67%	1.87%
Fee Waiver	[1]	0.14%	0.16%	0.21%	0.15%	0.15%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.79%	2.52%	1.97%	1.52%	1.72%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under "Fees and Expenses" in the "Additional Information about the Fund" section of the Prospectus. The contractual waiver may be terminated or modified prior to February 1, 2014 only at the discretion of the Fund's Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Protected Series - Growth Class A, C, S, I, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	760	1,146	1,557	2,699
Class C	Class C Shares	371	832	1,420	3,012
Class S	Class S Shares	221	682	1,169	2,513
Class I	Class I Shares	170	526	907	1,976
Class T	Class T Shares	190	588	1,011	2,190

If Shares are not redeemed:
Expense Example, No Redemption Janus Protected Series - Growth Class A, C, S, I, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	760	1,146	1,557	2,699
Class C	Class C Shares	271	832	1,420	3,012
Class S	Class S Shares	221	682	1,169	2,513
Class I	Class I Shares	170	526	907	1,976
Class T	Class T Shares	190	588	1,011	2,190

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Fund. Specifically, the portfolio manager manages the Fund’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Fund declares dividends from net investment income and capital gains distributions, which normally occurs in December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming you reinvest your distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Fund declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Fund means, as the NAV per share for a share class rises above the highest level previously obtained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Fund’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Fund allocates its portfolio assets between two investment components. Through its first component, the “Equity Component,” the Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Fund’s overall risk profile, the amount of Fund assets allocated to the Protection Component may, at times, be significant. The Fund’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. As part of the Equity Component, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

As part of either component, the Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Fund’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Fund has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Fund (the “Protection”) in the event that any share class’ NAV per share falls below its Protected NAV. Any one share class falling below its Protected NAV will trigger the Protection and liquidation of the Fund and each of its share classes, regardless of whether the NAV of any other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $1.5 billion in aggregate protection coverage to the Fund with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Fund’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Fund of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Fund the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Fund share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Fund must provide certain information to the Capital Protection Provider and the Fund’s portfolio manager is required to manage the Fund within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Fund’s exposure to industries, sectors, or countries, and liquidity of the Fund’s holdings. In general, as equity markets are rising, the Fund’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the Fund’s portfolio manager will allocate more of the Fund’s assets to the Protection Component in an effort to protect the Fund from potential ongoing decreases in the market. The Fund’s asset allocation will vary over time depending on equity market conditions and the Fund’s portfolio composition. As a result, the Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Fund and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Fund. In the event of such termination of the Capital Protection Agreement, the Fund will terminate and liquidate and the Capital Protection Provider will pay the Fund any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Fund even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Fund against significant market declines and does not in any way constitute any form of insurance. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Fund.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Fund exceeds the Maximum Settlement Amount ($1.5 billion), none of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/advisor/mutual-funds, or janus.com/allfunds for shareholders of Class D Shares. Any change to the Protected NAV is expected to be updated within one business day. Because any one share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Fund, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Fund, keeping in mind that each share class has different fees and expenses that impact the NAV. Shareholders considering an investment in Class A Shares should pay particular attention to the Protected NAV of each share class as part of their investment decision given that Class A Shares have an upfront sales load that once paid, is not reimbursed when the Fund liquidates.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Fund’s assets in order to maintain the Protection, the Fund’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Fund’s allocation of assets to and within the Equity Component during the life of the Fund, will likely not allow the Fund to be fully or even significantly invested in the Equity Component until the Fund has obtained a longer performance history (as has been the case since the Fund’s inception), and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Fund’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component (which has been the case since Fund inception). Conversely, as equity markets are rising or displaying signs of relative stability, the Fund may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Fund. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Fund’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Fund, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Fund to trigger the Protection, resulting in the termination of the Fund. In addition, the allocation of the Fund’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Fund’s returns. Because the portfolio manager allocates the Fund’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Fund’s Equity Component exposure can be reduced. Additionally, if the Fund fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Fund allocating 100% of its assets solely to cash and the liquidation of the Fund. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Fund.

Market Underperformance Risk. The Fund’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Fund to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Fund assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Fund may need to liquidate a position, or forego an investment that could have otherwise contributed to Fund performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Fund’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Fund returns during this period. The use of the risk allocation methodology may also impact the Fund’s performance in the event that it does not work as intended, potentially subjecting the Fund to additional expenses as a result of increased trading or allocating a larger portion of the Fund’s assets than necessary to either the Equity Component or Protection Component. Because the Fund may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Fund’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Fund’s performance, particularly during periods of relative instability in equity markets. The Fund’s payment of the capital protection fee to the Capital Protection Provider may also result in the Fund underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Fund. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Fund, Janus Capital or certain key employees of Janus Capital, or the Fund’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Fund. The Fund will liquidate in these events, and shareholders will not receive the Protected NAV but will instead receive the Fund’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares is obligated to make any payment to the Fund or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Fund losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Fund and the Fund will liquidate. Shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Examples of “Early Termination Events” include, but are not limited to (1) if the Fund, Janus Capital, or the Fund’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Fund assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Fund’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Fund is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Fund’s Board of Trustees will make a determination whether to approve the Fund paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Fund having an aggregate protected amount up to an initial value of $1.5 billion. If the Maximum Settlement Amount exceeds $1.5 billion without any additional coverage being extended to the Fund, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $1.5 billion. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Fund’s assets grow, the Fund intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $1.5 billion.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class falls below its Protected NAV. If this happens, it is expected that the Fund will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Fund, even though the NAV of one or more other share classes remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Fund or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Fund. In the event the Protection is triggered and the Fund begins the liquidation process, no other purchases will be permitted, and the payment of redemption proceeds will be suspended, likely from the day the Protection is triggered; shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Fund. In the event that the Capital Protection Agreement is terminated and the Fund begins the liquidation process, Janus Capital will make such information available at janus.com/advisor/mutual-funds, or janus.com/allfunds for shareholders of Class D Shares. Notice of the Fund liquidation will otherwise be made when you receive your redemption proceeds. For illustrative purposes to understand a scenario where the Protection is triggered and the Fund proceeds to liquidation, see below:

Protected NAV across all share classes is $10.00 –
  Day 1 (Tuesday) – One share class NAV is $9.00 and each other share class’ NAV is $11.00. Purchases are rejected and the payment of redemptions is suspended as the Fund proceeds to liquidation since there is at least one share class’ NAV that is below its Protected NAV.
  Day 7 (Monday) – Fund receives Protection payment from the Capital Protection Provider, and the Fund liquidates and terminates and pays out a $10.00 Protected NAV to the share class that had a $9.00 NAV. All other share classes are redeemed at $11.00 NAV, plus the Settlement Amount distributed pro rata to their share class.
Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Fund’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Fund’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a fund that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Fund is dependent on the Fund’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The Fund’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Fund if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Fund will likely substantially increase the level of portfolio turnover.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: First Quarter 2012 5.76% Worst Quarter: Second Quarter 2012 −4.90%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Protected Series - Growth Class A, C, S, I, T Shares	Column	Label		1 Year	Since Inception	Inception Date
Class I Return Before Taxes	Class I Shares	Return Before Taxes		1.50%	(7.35%)	May 4, 2011
Class I Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		1.50%	(7.35%)	May 4, 2011
Class I Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.97%	(6.22%)	May 4, 2011
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	(4.57%)	(10.78%)	May 4, 2011
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	(0.43%)	(8.24%)	May 4, 2011
Class S Return Before Taxes	Class S Shares	Return Before Taxes		1.04%	(7.73%)	May 4, 2011
Class T Return Before Taxes	Class T Shares	Return Before Taxes		1.27%	(7.54%)	May 4, 2011
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index		15.26%	5.61%	May 4, 2011
Protected Series - Growth Blended Index (reflects no deduction for expenses, fees, or taxes)		Protected Series – Growth Blended Index		9.11%	3.61%	May 4, 2011
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	5.86%	May 4, 2011
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Protected Series – Growth Blended Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%).

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Protected Series - Growth | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Protected Series – Growth
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Protected Series – Growth seeks long-term growth of capital and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	170.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 39 of the Fund’s Prospectus and in the “Purchases” section on page 60 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Fund. Specifically, the portfolio manager manages the Fund’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Fund declares dividends from net investment income and capital gains distributions, which normally occurs in December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming you reinvest your distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Fund declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Fund means, as the NAV per share for a share class rises above the highest level previously obtained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Fund’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Fund allocates its portfolio assets between two investment components. Through its first component, the “Equity Component,” the Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Fund’s overall risk profile, the amount of Fund assets allocated to the Protection Component may, at times, be significant. The Fund’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. As part of the Equity Component, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

As part of either component, the Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Fund’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Fund has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Fund (the “Protection”) in the event that any share class’ NAV per share falls below its Protected NAV. Any one share class falling below its Protected NAV will trigger the Protection and liquidation of the Fund and each of its share classes, regardless of whether the NAV of any other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $1.5 billion in aggregate protection coverage to the Fund with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Fund’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Fund of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Fund the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Fund share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Fund must provide certain information to the Capital Protection Provider and the Fund’s portfolio manager is required to manage the Fund within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Fund’s exposure to industries, sectors, or countries, and liquidity of the Fund’s holdings. In general, as equity markets are rising, the Fund’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the Fund’s portfolio manager will allocate more of the Fund’s assets to the Protection Component in an effort to protect the Fund from potential ongoing decreases in the market. The Fund’s asset allocation will vary over time depending on equity market conditions and the Fund’s portfolio composition. As a result, the Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Fund and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Fund. In the event of such termination of the Capital Protection Agreement, the Fund will terminate and liquidate and the Capital Protection Provider will pay the Fund any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Fund even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

		It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Fund against significant market declines and does not in any way constitute any form of insurance. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Fund exceeds the Maximum Settlement Amount ($1.5 billion), none of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/advisor/mutual-funds, or janus.com/allfunds for shareholders of Class D Shares. Any change to the Protected NAV is expected to be updated within one business day. Because any one share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Fund, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Fund, keeping in mind that each share class has different fees and expenses that impact the NAV. Shareholders considering an investment in Class A Shares should pay particular attention to the Protected NAV of each share class as part of their investment decision given that Class A Shares have an upfront sales load that once paid, is not reimbursed when the Fund liquidates.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Fund’s assets in order to maintain the Protection, the Fund’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Fund’s allocation of assets to and within the Equity Component during the life of the Fund, will likely not allow the Fund to be fully or even significantly invested in the Equity Component until the Fund has obtained a longer performance history (as has been the case since the Fund’s inception), and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Fund’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component (which has been the case since Fund inception). Conversely, as equity markets are rising or displaying signs of relative stability, the Fund may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Fund. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Fund’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Fund, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Fund to trigger the Protection, resulting in the termination of the Fund. In addition, the allocation of the Fund’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Fund’s returns. Because the portfolio manager allocates the Fund’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Fund’s Equity Component exposure can be reduced. Additionally, if the Fund fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Fund allocating 100% of its assets solely to cash and the liquidation of the Fund. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Fund.

Market Underperformance Risk. The Fund’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Fund to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Fund assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Fund may need to liquidate a position, or forego an investment that could have otherwise contributed to Fund performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Fund’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Fund returns during this period. The use of the risk allocation methodology may also impact the Fund’s performance in the event that it does not work as intended, potentially subjecting the Fund to additional expenses as a result of increased trading or allocating a larger portion of the Fund’s assets than necessary to either the Equity Component or Protection Component. Because the Fund may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Fund’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Fund’s performance, particularly during periods of relative instability in equity markets. The Fund’s payment of the capital protection fee to the Capital Protection Provider may also result in the Fund underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Fund. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Fund, Janus Capital or certain key employees of Janus Capital, or the Fund’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Fund. The Fund will liquidate in these events, and shareholders will not receive the Protected NAV but will instead receive the Fund’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares is obligated to make any payment to the Fund or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Fund losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Fund and the Fund will liquidate. Shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Examples of “Early Termination Events” include, but are not limited to (1) if the Fund, Janus Capital, or the Fund’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Fund assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Fund’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Fund is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Fund’s Board of Trustees will make a determination whether to approve the Fund paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Fund having an aggregate protected amount up to an initial value of $1.5 billion. If the Maximum Settlement Amount exceeds $1.5 billion without any additional coverage being extended to the Fund, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $1.5 billion. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Fund’s assets grow, the Fund intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $1.5 billion.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class falls below its Protected NAV. If this happens, it is expected that the Fund will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Fund, even though the NAV of one or more other share classes remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Fund or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Fund. In the event the Protection is triggered and the Fund begins the liquidation process, no other purchases will be permitted, and the payment of redemption proceeds will be suspended, likely from the day the Protection is triggered; shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Fund. In the event that the Capital Protection Agreement is terminated and the Fund begins the liquidation process, Janus Capital will make such information available at janus.com/advisor/mutual-funds, or janus.com/allfunds for shareholders of Class D Shares. Notice of the Fund liquidation will otherwise be made when you receive your redemption proceeds. For illustrative purposes to understand a scenario where the Protection is triggered and the Fund proceeds to liquidation, see below:

Protected NAV across all share classes is $10.00 –
  Day 1 (Tuesday) – One share class NAV is $9.00 and each other share class’ NAV is $11.00. Purchases are rejected and the payment of redemptions is suspended as the Fund proceeds to liquidation since there is at least one share class’ NAV that is below its Protected NAV.
  Day 7 (Monday) – Fund receives Protection payment from the Capital Protection Provider, and the Fund liquidates and terminates and pays out a $10.00 Protected NAV to the share class that had a $9.00 NAV. All other share classes are redeemed at $11.00 NAV, plus the Settlement Amount distributed pro rata to their share class.
Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Fund’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Fund’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a fund that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Fund is dependent on the Fund’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The Fund’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Fund if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Fund will likely substantially increase the level of portfolio turnover.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the Fund’s performance during the period indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class I Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 5.76% Worst Quarter: Second Quarter 2012 −4.90%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Protected Series – Growth Blended Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%).

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.69%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.79%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	760
3 Years	rr_ExpenseExampleYear03	1,146
5 Years	rr_ExpenseExampleYear05	1,557
10 Years	rr_ExpenseExampleYear10	2,699
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	760
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,146
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,557
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,699
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.69%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.52%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	371
3 Years	rr_ExpenseExampleYear03	832
5 Years	rr_ExpenseExampleYear05	1,420
10 Years	rr_ExpenseExampleYear10	3,012
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	271
3 Years	rr_ExpenseExampleNoRedemptionYear03	832
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,012
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.69%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.97%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	221
3 Years	rr_ExpenseExampleYear03	682
5 Years	rr_ExpenseExampleYear05	1,169
10 Years	rr_ExpenseExampleYear10	2,513
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	682
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,513
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.69%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.52%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	170
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,976
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,976
2012	rr_AnnualReturn2012	1.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.90%)
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.23%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.69%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.72%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	190
3 Years	rr_ExpenseExampleNoRedemptionYear03	588
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	(4.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	(0.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.27%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class A, C, S, I, T Shares | Protected Series - Growth Blended Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Protected Series – Growth Blended Index
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class A, C, S, I, T Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011

[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the distribution and shareholder servicing fees - applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under "Fees and Expenses" in the "Additional Information about the Fund" section of the Prospectus. The contractual waiver may be terminated or modified prior to February 1, 2014 only at the discretion of the Fund's Board of Trustees.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Janus Protected Series - Growth | Class D Shares
FUND SUMMARY Janus Protected Series – Growth
INVESTMENT OBJECTIVE
Janus Protected Series – Growth seeks long-term growth of capital and capital preservation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Janus Protected Series - Growth Class D Shares Class D
Operating Expenses Column [Text]		Class D
Management Fees		0.64%
Other Expenses		1.29%
Capital Protection Fee		0.69%
Remaining Other Expenses		0.60%
Total Annual Fund Operating Expenses	[1]	1.93%
Fee Waiver	[1]	0.33%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.60%
[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under "Fees and Expenses" in the "Additional Information about the Fund" section of the Prospectus. The contractual waiver may be terminated or modified prior to February 1, 2014 only at the discretion of the Fund's Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Protected Series - Growth Class D Shares Class D	Class D Shares	196	606	1,042	2,254

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Fund. Specifically, the portfolio manager manages the Fund’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Fund declares dividends from net investment income and capital gains distributions, which normally occurs in December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming you reinvest your distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Fund declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Fund means, as the NAV per share for a share class rises above the highest level previously obtained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Fund’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Fund allocates its portfolio assets between two investment components. Through its first component, the “Equity Component,” the Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Fund’s overall risk profile, the amount of Fund assets allocated to the Protection Component may, at times, be significant. The Fund’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. As part of the Equity Component, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

As part of either component, the Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Fund’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Fund has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Fund (the “Protection”) in the event that any share class’ NAV per share falls below its Protected NAV. Any one share class falling below its Protected NAV will trigger the Protection and liquidation of the Fund and each of its share classes, regardless of whether the NAV of any other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $1.5 billion in aggregate protection coverage to the Fund with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Fund’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Fund of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Fund the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Fund share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Fund must provide certain information to the Capital Protection Provider and the Fund’s portfolio manager is required to manage the Fund within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Fund’s exposure to industries, sectors, or countries, and liquidity of the Fund’s holdings. In general, as equity markets are rising, the Fund’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the Fund’s portfolio manager will allocate more of the Fund’s assets to the Protection Component in an effort to protect the Fund from potential ongoing decreases in the market. The Fund’s asset allocation will vary over time depending on equity market conditions and the Fund’s portfolio composition. As a result, the Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Fund and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Fund. In the event of such termination of the Capital Protection Agreement, the Fund will terminate and liquidate and the Capital Protection Provider will pay the Fund any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Fund even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Fund against significant market declines and does not in any way constitute any form of insurance. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Fund.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Fund exceeds the Maximum Settlement Amount ($1.5 billion), none of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Any change to the Protected NAV is expected to be updated within one business day. Because any one share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Fund, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Fund, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Fund’s assets in order to maintain the Protection, the Fund’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Fund’s allocation of assets to and within the Equity Component during the life of the Fund, will likely not allow the Fund to be fully or even significantly invested in the Equity Component until the Fund has obtained a longer performance history (as has been the case since the Fund’s inception), and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Fund’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component (which has been the case since Fund inception). Conversely, as equity markets are rising or displaying signs of relative stability, the Fund may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Fund. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Fund’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Fund, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Fund to trigger the Protection, resulting in the termination of the Fund. In addition, the allocation of the Fund’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Fund’s returns. Because the portfolio manager allocates the Fund’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Fund’s Equity Component exposure can be reduced. Additionally, if the Fund fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Fund allocating 100% of its assets solely to cash and the liquidation of the Fund. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Fund.

Market Underperformance Risk. The Fund’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Fund to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Fund assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Fund may need to liquidate a position, or forego an investment that could have otherwise contributed to Fund performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Fund’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Fund returns during this period. The use of the risk allocation methodology may also impact the Fund’s performance in the event that it does not work as intended, potentially subjecting the Fund to additional expenses as a result of increased trading or allocating a larger portion of the Fund’s assets than necessary to either the Equity Component or Protection Component. Because the Fund may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Fund’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Fund’s performance, particularly during periods of relative instability in equity markets. The Fund’s payment of the capital protection fee to the Capital Protection Provider may also result in the Fund underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Fund. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Fund, Janus Capital or certain key employees of Janus Capital, or the Fund’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Fund. The Fund will liquidate in these events, and shareholders will not receive the Protected NAV but will instead receive the Fund’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares is obligated to make any payment to the Fund or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Fund losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Fund and the Fund will liquidate. Shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Examples of “Early Termination Events” include, but are not limited to (1) if the Fund, Janus Capital, or the Fund’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Fund assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Fund’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Fund is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Fund’s Board of Trustees will make a determination whether to approve the Fund paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Fund having an aggregate protected amount up to an initial value of $1.5 billion. If the Maximum Settlement Amount exceeds $1.5 billion without any additional coverage being extended to the Fund, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $1.5 billion. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Fund’s assets grow, the Fund intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $1.5 billion.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class falls below its Protected NAV. If this happens, it is expected that the Fund will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Fund, even though the NAV of one or more other share classes remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Fund or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Fund. In the event the Protection is triggered and the Fund begins the liquidation process, no other purchases will be permitted, and the payment of redemption proceeds will be suspended, likely from the day the Protection is triggered; shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Fund. In the event that the Capital Protection Agreement is terminated and the Fund begins the liquidation process, Janus Capital will make such information available at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Notice of the Fund liquidation will otherwise be made when you receive your redemption proceeds. For illustrative purposes to understand a scenario where the Protection is triggered and the Fund proceeds to liquidation, see below:

Protected NAV across all share classes is $10.00 –
  Day 1 (Tuesday) – One share class NAV is $9.00 and each other share class’ NAV is $11.00. Purchases are rejected and the payment of redemptions is suspended as the Fund proceeds to liquidation since there is at least one share class’ NAV that is below its Protected NAV.
  Day 7 (Monday) – Fund receives Protection payment from the Capital Protection Provider, and the Fund liquidates and terminates and pays out a $10.00 Protected NAV to the share class that had a $9.00 NAV. All other share classes are redeemed at $11.00 NAV, plus the Settlement Amount distributed pro rata to their share class.
Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Fund’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Fund’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a fund that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Fund is dependent on the Fund’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The Fund’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Fund if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Fund will likely substantially increase the level of portfolio turnover.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: First Quarter 2012 5.77% Worst Quarter: Second Quarter 2012 −4.91%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Janus Protected Series - Growth Class D Shares	Column	Label		1 Year	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		1.38%	(7.47%)	May 4, 2011
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		1.38%	(7.47%)	May 4, 2011
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	0.90%	(6.33%)	May 4, 2011
Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Growth Index		15.26%	5.61%	May 4, 2011
Protected Series ��� Growth Blended Index (reflects no deduction for expenses, fees, or taxes)		Protected Series – Growth Blended Index		9.11%	3.61%	May 4, 2011
S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		16.00%	5.86%	May 4, 2011
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Protected Series – Growth Blended Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%).

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Janus Protected Series - Growth | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Protected Series – Growth
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Protected Series – Growth seeks long-term growth of capital and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	170.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Fund. Specifically, the portfolio manager manages the Fund’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class during the life of the Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Fund declares dividends from net investment income and capital gains distributions, which normally occurs in December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming you reinvest your distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Fund declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Fund means, as the NAV per share for a share class rises above the highest level previously obtained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Fund’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Fund allocates its portfolio assets between two investment components. Through its first component, the “Equity Component,” the Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Fund may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Fund’s overall risk profile, the amount of Fund assets allocated to the Protection Component may, at times, be significant. The Fund’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. As part of the Equity Component, the Fund may invest in foreign equity and debt securities, which may include investments in emerging markets.

As part of either component, the Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Fund’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index). The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

In an effort to protect against significant downward movement of the NAV per share for a share class, the Fund has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Fund (the “Protection”) in the event that any share class’ NAV per share falls below its Protected NAV. Any one share class falling below its Protected NAV will trigger the Protection and liquidation of the Fund and each of its share classes, regardless of whether the NAV of any other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $1.5 billion in aggregate protection coverage to the Fund with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Fund’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Fund of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Fund the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Fund share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Fund must provide certain information to the Capital Protection Provider and the Fund’s portfolio manager is required to manage the Fund within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Fund’s exposure to industries, sectors, or countries, and liquidity of the Fund’s holdings. In general, as equity markets are rising, the Fund’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the Fund’s portfolio manager will allocate more of the Fund’s assets to the Protection Component in an effort to protect the Fund from potential ongoing decreases in the market. The Fund’s asset allocation will vary over time depending on equity market conditions and the Fund’s portfolio composition. As a result, the Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Fund and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares on such Termination Date are entitled to receive the Protected NAV from the Fund. In the event of such termination of the Capital Protection Agreement, the Fund will terminate and liquidate and the Capital Protection Provider will pay the Fund any amounts due related to the Protection. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Fund even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Fund against significant market declines and does not in any way constitute any form of insurance. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Fund exceeds the Maximum Settlement Amount ($1.5 billion), none of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Any change to the Protected NAV is expected to be updated within one business day. Because any one share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Fund, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Fund, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Fund’s assets in order to maintain the Protection, the Fund’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Fund’s allocation of assets to and within the Equity Component during the life of the Fund, will likely not allow the Fund to be fully or even significantly invested in the Equity Component until the Fund has obtained a longer performance history (as has been the case since the Fund’s inception), and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Fund’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component (which has been the case since Fund inception). Conversely, as equity markets are rising or displaying signs of relative stability, the Fund may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Fund. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Fund’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Fund, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Fund to trigger the Protection, resulting in the termination of the Fund. In addition, the allocation of the Fund’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Fund’s returns. Because the portfolio manager allocates the Fund’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Fund’s Equity Component exposure can be reduced. Additionally, if the Fund fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Fund allocating 100% of its assets solely to cash and the liquidation of the Fund. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Fund.

Market Underperformance Risk. The Fund’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Fund to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Fund assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Fund may need to liquidate a position, or forego an investment that could have otherwise contributed to Fund performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Fund’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Fund returns during this period. The use of the risk allocation methodology may also impact the Fund’s performance in the event that it does not work as intended, potentially subjecting the Fund to additional expenses as a result of increased trading or allocating a larger portion of the Fund’s assets than necessary to either the Equity Component or Protection Component. Because the Fund may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Fund’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Fund’s performance, particularly during periods of relative instability in equity markets. The Fund’s payment of the capital protection fee to the Capital Protection Provider may also result in the Fund underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Fund. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Fund, Janus Capital or certain key employees of Janus Capital, or the Fund’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Fund. The Fund will liquidate in these events, and shareholders will not receive the Protected NAV but will instead receive the Fund’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares is obligated to make any payment to the Fund or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Fund losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Fund and the Fund will liquidate. Shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Examples of “Early Termination Events” include, but are not limited to (1) if the Fund, Janus Capital, or the Fund’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Fund assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Fund’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Fund is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Fund’s Board of Trustees will make a determination whether to approve the Fund paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares on the Termination Date are entitled to receive the Protected NAV from the Fund. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Fund having an aggregate protected amount up to an initial value of $1.5 billion. If the Maximum Settlement Amount exceeds $1.5 billion without any additional coverage being extended to the Fund, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $1.5 billion. None of the Fund, Janus Capital, any affiliate thereof, or any company offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Fund’s assets grow, the Fund intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $1.5 billion.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class falls below its Protected NAV. If this happens, it is expected that the Fund will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and liquidate as soon as possible following the event. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Fund, even though the NAV of one or more other share classes remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Fund or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Fund. In the event the Protection is triggered and the Fund begins the liquidation process, no other purchases will be permitted, and the payment of redemption proceeds will be suspended, likely from the day the Protection is triggered; shareholders receive the higher of their Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Fund. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Fund. In the event that the Capital Protection Agreement is terminated and the Fund begins the liquidation process, Janus Capital will make such information available at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Notice of the Fund liquidation will otherwise be made when you receive your redemption proceeds. For illustrative purposes to understand a scenario where the Protection is triggered and the Fund proceeds to liquidation, see below:

Protected NAV across all share classes is $10.00 –
  Day 1 (Tuesday) – One share class NAV is $9.00 and each other share class’ NAV is $11.00. Purchases are rejected and the payment of redemptions is suspended as the Fund proceeds to liquidation since there is at least one share class’ NAV that is below its Protected NAV.
  Day 7 (Monday) – Fund receives Protection payment from the Capital Protection Provider, and the Fund liquidates and terminates and pays out a $10.00 Protected NAV to the share class that had a $9.00 NAV. All other share classes are redeemed at $11.00 NAV, plus the Settlement Amount distributed pro rata to their share class.
Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Fund’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Fund’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a fund that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Fund is dependent on the Fund’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. The Fund’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Fund if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders. The risk allocation methodology utilized by the Fund will likely substantially increase the level of portfolio turnover.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money, despite the Capital Protection Agreement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the Fund’s performance during the period indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

The bar chart depicts the Fund’s performance during the period indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: First Quarter 2012 5.77% Worst Quarter: Second Quarter 2012 −4.91%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Protected Series – Growth Blended Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%).

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Janus Protected Series - Growth | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	1.29%
Capital Protection Fee	rr_Component3OtherExpensesOverAssets	0.69%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.60%	[1]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	196
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,042
10 Years	rr_ExpenseExampleYear10	2,254
2012	rr_AnnualReturn2012	1.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.91%)
Janus Protected Series - Growth | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	(7.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[2]
1 Year	rr_AverageAnnualReturnYear01	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class D Shares | Russell 1000�� Growth Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
1 Year	rr_AverageAnnualReturnYear01	15.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class D Shares | Protected Series ��� Growth Blended Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Protected Series – Growth Blended Index
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011
Janus Protected Series - Growth | Class D Shares | S&P 500�� Index (reflects no deduction for expenses, fees, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2011

[1]	Janus Capital has contractually agreed to waive the Fund's total annual fund operating expenses (excluding the administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to between 1.38% and 1.53%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under "Fees and Expenses" in the "Additional Information about the Fund" section of the Prospectus. The contractual waiver may be terminated or modified prior to February 1, 2014 only at the discretion of the Fund's Board of Trustees.
[2]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Perkins Global Value Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY Perkins Global Value Fund
INVESTMENT OBJECTIVE
Perkins Global Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 28 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Perkins Global Value Fund Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Perkins Global Value Fund Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N		Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class T
Management Fees (may adjust up or down)	0.63%	0.63%	0.63%	0.63%	0.63%		0.63%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		none
Other Expenses	0.31%	0.39%	0.49%	0.32%	0.25%	[1]	0.49%
Total Annual Fund Operating Expenses	1.19%	2.02%	1.37%	0.95%	0.88%		1.12%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Perkins Global Value Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	689	931	1,192	1,935
Class C	Class C Shares	305	634	1,088	2,348
Class S	Class S Shares	139	434	750	1,646
Class I	Class I Shares	97	303	525	1,166
Class N	Class N Shares	90	281	488	1,084
Class T	Class T Shares	114	356	617	1,363

If Shares are not redeemed:
Expense Example, No Redemption Perkins Global Value Fund Class A, C, S, I, N, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	689	931	1,192	1,935
Class C	Class C Shares	205	634	1,088	2,348
Class S	Class S Shares	139	434	750	1,646
Class I	Class I Shares	97	303	525	1,166
Class N	Class N Shares	90	281	488	1,084
Class T	Class T Shares	114	356	617	1,363

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign equity and debt securities. In addition, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio manager generally looks for companies with:
  strong balance sheets and solid recurring free cash flows
  attractive relative and absolute valuation ratios or that have underperformed recently favorable reward to risk characteristics

PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2012, approximately 6.6% of the Fund’s investments were in emerging markets.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager. When the Fund’s investments in cash or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: Second Quarter 2009 26.07% Worst Quarter: Fourth Quarter 2008 −18.02%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Perkins Global Value Fund Class A, C, S, I, N, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		11.69%	0.72%	7.94%	5.91%	Jun 29, 2001
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		10.55%	(0.05%)	7.20%	5.26%	Jun 29, 2001
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.92%	0.44%	6.90%	5.09%	Jun 29, 2001
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[2]	5.19%	(0.61%)	7.08%	5.16%	Jun 29, 2001
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[3]	10.30%	(0.03%)	7.01%	5.00%	Jun 29, 2001
Class S Return Before Taxes	Class S Shares	Return Before Taxes		11.38%	0.59%	7.65%	5.63%	Jun 29, 2001
Class I Return Before Taxes	Class I Shares	Return Before Taxes		11.82%	0.64%	7.90%	5.88%	Jun 29, 2001
Class N Return Before Taxes	Class N Shares	Return Before Taxes		11.69%	0.72%	7.94%	5.91%	Jun 29, 2001
Morgan Stanley Capital International World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes)		15.83%	(1.18%)	7.51%	3.80%	Jun 29, 2001
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	(1.16%)	8.11%	4.39%	Jun 29, 2001
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Perkins Global Value Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Perkins Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Perkins Global Value Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 28 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign equity and debt securities. In addition, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio manager generally looks for companies with:
  strong balance sheets and solid recurring free cash flows
  attractive relative and absolute valuation ratios or that have underperformed recently favorable reward to risk characteristics

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2012, approximately 6.6% of the Fund’s investments were in emerging markets.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager. When the Fund’s investments in cash or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/advisor/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class T Shares (calendar year-end)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 26.07% Worst Quarter: Fourth Quarter 2008 −18.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.63%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	931
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	1,935
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	689
3 Years	rr_ExpenseExampleNoRedemptionYear03	931
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,935
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.63%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	305
3 Years	rr_ExpenseExampleYear03	634
5 Years	rr_ExpenseExampleYear05	1,088
10 Years	rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	634
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,348
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.63%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	434
5 Years	rr_ExpenseExampleNoRedemptionYear05	750
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.63%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	525
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,166
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class N
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.63%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	281
5 Years	rr_ExpenseExampleNoRedemptionYear05	488
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,084
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.63%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	1,363
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	356
5 Years	rr_ExpenseExampleNoRedemptionYear05	617
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,363
2003	rr_AnnualReturn2003	38.41%
2004	rr_AnnualReturn2004	15.33%
2005	rr_AnnualReturn2005	4.07%
2006	rr_AnnualReturn2006	11.19%
2007	rr_AnnualReturn2007	12.10%
2008	rr_AnnualReturn2008	(37.83%)
2009	rr_AnnualReturn2009	31.96%
2010	rr_AnnualReturn2010	11.23%
2011	rr_AnnualReturn2011	1.70%
2012	rr_AnnualReturn2012	11.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.02%)
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[2]
1 Year	rr_AverageAnnualReturnYear01	5.19%
5 Years	rr_AverageAnnualReturnYear05	(0.61%)
10 Years	rr_AverageAnnualReturnYear10	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class C
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Years	rr_AverageAnnualReturnYear05	(0.03%)
10 Years	rr_AverageAnnualReturnYear10	7.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class S
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class S Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.38%
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class I
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	7.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class N
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class N Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.69%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Return Before Taxes | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.69%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.55%
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
10 Years	rr_AverageAnnualReturnYear10	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class T Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[4]
1 Year	rr_AverageAnnualReturnYear01	8.92%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Morgan Stanley Capital International World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class A, C, S, I, N, T Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001

[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.
[4]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Perkins Global Value Fund | Class D Shares
FUND SUMMARY Perkins Global Value Fund
INVESTMENT OBJECTIVE
Perkins Global Value Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Perkins Global Value Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees (may adjust up or down)	0.63%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.03%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Perkins Global Value Fund Class D Shares Class D	Class D shares	105	328	569	1,259

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign equity and debt securities. In addition, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio manager generally looks for companies with:
  strong balance sheets and solid recurring free cash flows
  attractive relative and absolute valuation ratios or that have underperformed recently favorable reward to risk characteristics

PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2012, approximately 6.6% of the Fund’s investments were in emerging markets.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager. When the Fund’s investments in cash or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Second Quarter 2009 26.07% Worst Quarter: Fourth Quarter 2008 −18.02%
Average Annual Total Returns (periods ended 12/31/12)
Average Annual Total Returns Perkins Global Value Fund Class D Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class D Return Before Taxes	Class D Shares	Return Before Taxes		11.70%	0.77%	7.96%	5.93%	Jun 29, 2001
Class D Return After Taxes on Distributions	Class D Shares	Return After Taxes on Distributions		10.56%	none	7.22%	5.29%	Jun 29, 2001
Class D Return After Taxes on Distributions and Sale of Fund Shares	Class D Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.93%	0.48%	6.93%	5.11%	Jun 29, 2001
Morgan Stanley Capital International World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes)		15.83%	(1.18%)	7.51%	3.80%	Jun 29, 2001
Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)		Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)		16.13%	(1.16%)	8.11%	4.39%	Jun 29, 2001
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

The Morgan Stanley Capital International (“MSCI”) World Index℠ is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Perkins Global Value Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Perkins Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Perkins Global Value Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign equity and debt securities. In addition, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio manager generally looks for companies with:
  strong balance sheets and solid recurring free cash flows
  attractive relative and absolute valuation ratios or that have underperformed recently favorable reward to risk characteristics

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2012, approximately 6.6% of the Fund’s investments were in emerging markets.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager. When the Fund’s investments in cash or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.

		The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-525-3713
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/allfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Class D Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 26.07% Worst Quarter: Fourth Quarter 2008 −18.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Morgan Stanley Capital International (“MSCI”) World Index℠ is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

		After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Perkins Global Value Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees (may adjust up or down)	rr_ManagementFeesOverAssets	0.63%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D shares
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
2003	rr_AnnualReturn2003	38.41%
2004	rr_AnnualReturn2004	15.33%
2005	rr_AnnualReturn2005	4.07%
2006	rr_AnnualReturn2006	11.19%
2007	rr_AnnualReturn2007	12.10%
2008	rr_AnnualReturn2008	(37.83%)
2009	rr_AnnualReturn2009	31.96%
2010	rr_AnnualReturn2010	11.45%
2011	rr_AnnualReturn2011	1.75%
2012	rr_AnnualReturn2012	11.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.02%)
Perkins Global Value Fund | Class D Shares | Return Before Taxes | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class D Shares | Return After Taxes on Distributions | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	7.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class D Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class D Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares [1]
1 Year	rr_AverageAnnualReturnYear01	8.93%
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	6.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class D Shares | Morgan Stanley Capital International World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Perkins Global Value Fund | Class D Shares | Morgan Stanley Capital International All Country World Index��� (net of foreign withholding taxes) (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World Index℠ (net of foreign withholding taxes)
1 Year	rr_AverageAnnualReturnYear01	16.13%
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
10 Years	rr_AverageAnnualReturnYear10	8.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2013